FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Consolidated Statement of Investments, February 28, 2021 (unaudited)

Franklin K2 Alternative Strategies Fund

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests 39.9%
Aerospace & Defense 0.7%
[a,b]Aerojet Rocketdyne Holdings Inc.	United States	161,763	$8,293,589
[a]Bombardier Inc., B	Canada	609,589	268,246
Lockheed Martin Corp.	United States	104	34,346

			8,596,181

Air Freight & Logistics 0.3%
Expeditors International of Washington Inc.	United States	1,456	133,719
United Parcel Service Inc., B	United States	220	34,723
[a]XPO Logistics Inc.	United States	26,406	3,078,939

			3,247,381

Airlines 0.2%
Delta Air Lines Inc.	United States	6,877	329,683
[a]Japan Airlines Co. Ltd.	Japan	69,862	1,672,397
[a]United Airlines Holdings Inc.	United States	6,231	328,249

			2,330,329

Automobiles 0.0%†
General Motors Co.	United States	2,414	123,911

Banks 0.0%†
[c]Bank of America Corp.	United States	1,023	35,508
Barclays PLC	United Kingdom	108,406	241,934
Citigroup Inc.	United States	561	36,958
Hope Bancorp Inc.	United States	8,188	107,754
JPMorgan Chase & Co.	United States	81	11,921
Truist Financial Corp.	United States	633	36,056

			470,131

Beverages 0.4%
The Coca-Cola Co.	United States	3,367	164,949
Davide Campari-Milano NV	Italy	246,410	2,784,927
Primo Water Corp.	United States	116,331	1,662,370

			4,612,246

Biotechnology 2.5%
[a]Acadia Pharmaceuticals Inc.	United States	12,535	613,839
[a,d,e]Alder Biopharmaceuticals Inc., Contingent Value, rts., 12/31/24	United States	50,624	44,549
[a]Alexion Pharmaceuticals Inc.	United States	37,798	5,773,644
[a]Amicus Therapeutics Inc.	United States	51,566	633,230
[a]Apellis Pharmaceuticals Inc.	United States	41,833	2,015,096
[a,e]Argenx SE, ADR	Netherlands	4,614	1,525,757
[a]Biogen Inc.	United States	1,617	441,247
[a]BioNTech SE, ADR	Germany	6,140	669,444
[a]Blueprint Medicines Corp.	United States	5,772	566,926
[a,e]Burning Rock Biotech Ltd., ADR	China	32,867	1,182,883
[a,e]C4 Therapeutics Inc.	United States	6,325	271,469
[a,e]Constellation Pharmaceuticals Inc.	United States	13,650	343,980
[a]CRISPR Therapeutics AG	Switzerland	5,322	668,922
[a]CytoDyn Inc.	United States	2,742	12,394
[a,e]Denali Therapeutics Inc.	United States	7,683	551,639
[a]Dicerna Pharmaceuticals Inc.	United States	8,470	228,521
[a]Fate Therapeutics Inc.	United States	16,262	1,459,027
[a,e]Genetron Holdings Ltd., ADR	China	31,720	779,995
[c]Gilead Sciences Inc.	United States	11,646	715,065
[a,e]Gossamer Bio Inc.	United States	27,395	257,513
[a]Gracell Biotechnologies Inc., ADR	China	7,748	176,112
[a]Immatics NV, wts., 12/31/25	Germany	10,049	26,127
[a,f]Innovent Biologics Inc., 144A	China	62,682	645,051
[a]Intellia Therapeutics Inc.	United States	8,263	499,581

Quarterly Consolidated Statement of Investments | See Notes to the Consolidated Statements of Investments.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Biotechnology (continued)
[a,e]Kymera Therapeutics Inc.	United States	4,162	$199,693
[a,e]Legend Biotech Corp., ADR	United States	6,589	179,089
[a]Mirati Therapeutics Inc.	United States	1,711	343,774
[a,b]Natera Inc.	United States	22,622	2,626,188
[a,e]Novavax Inc.	United States	3,652	844,452
[a,e]Nurix Therapeutics Inc.	United States	7,354	261,876
[a,e]ORIC Pharmaceuticals Inc.	United States	10,440	338,256
[a]PMV Pharmaceuticals Inc.	United States	7,999	301,002
[a]Praxis Precision Medicines Inc.	United States	4,250	184,875
[a]ProQR Therapeutics NV	Netherlands	39,814	181,950
[a,e]Sage Therapeutics Inc.	United States	11,360	965,600
[a,b]Sarepta Therapeutics Inc.	United States	4,193	365,043
[a]Seagen Inc.	United States	1,717	259,456
[a]Turning Point Therapeutics Inc.	United States	11,627	1,370,940
[a]Twist Bioscience Corp.	United States	2,251	309,828
[a]Veracyte Inc.	United States	8,204	476,324
[a,b]Vertex Pharmaceuticals Inc.	United States	6,739	1,432,374
[a]Zai Lab Ltd., ADR	China	9,498	1,401,145

			32,143,876

Building Products 0.1%
Carrier Global Corp.	United States	21,479	784,628
Masco Corp.	United States	609	32,411

			817,039

Capital Markets 0.5%
[a,f]Amundi SA, 144A	France	25,204	1,915,259
[f]Anima Holding SpA, 144A	Italy	102,616	491,576
Artisan Partners Asset Management Inc., A	United States	700	33,250
[a,e]Capstar Special Purpose Acquisition Corp., A	United States	13,782	141,266
[a]Capstar Special Purpose Acquisition Corp., wts., 7/9/27	United States	6,891	9,578
The Charles Schwab Corp.	United States	572	35,304
[a]CITIC Capital Acquisition Corp., A	China	6,957	73,188
[a,b]E.Merge Technology Acquisition Corp., A	United States	17,676	179,588
[a,b]E.Merge Technology Acquisition Corp., wts., 7/30/25	United States	12,853	21,722
[a]Foley Trasimene Acquisition Corp., wts., 5/26/25	United States	12,781	24,284
[a,b]GS Acquisition Holdings Corp. II, A	United States	2,923	35,134
[a]Hudson Executive Investment Corp., A	United States	18,651	200,312
[a]Hudson Executive Investment Corp. II	United States	7,620	79,629
[a]Hudson Executive Investment Corp. III	United States	4,200	42,462
Moody’s Corp.	United States	9,327	2,563,899
[c]Morgan Stanley	United States	467	35,898
S&P Global Inc.	United States	106	34,912
[a,e]SCVX Corp., A	United States	6,958	73,964
[a,e]XP Inc., A	Brazil	9,245	408,074

			6,399,299

Chemicals 0.8%
Advanced Emissions Solutions Inc.	United States	8,549	48,729
The Sherwin-Williams Co.	United States	11,931	8,117,137
Tikkurila OYJ	Finland	21,645	882,713
WR Grace & Co.	United States	21,432	1,270,060

			10,318,639

Commercial Services & Supplies 0.6%
[b]Cintas Corp.	United States	12,767	4,140,849
Covanta Holding Corp.	United States	17,998	252,872
Republic Services Inc., A	United States	36,014	3,208,487

			7,602,208

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Communications Equipment 0.1%
Accton Technology Corp.	Taiwan	169,000	$1,591,500
Cisco Systems Inc.	United States	799	35,851
[e]Ubiquiti Inc.	United States	103	32,849

			1,660,200

Construction & Engineering 0.5%
[a]AECOM	United States	20,580	1,191,376
[a]Mastec Inc.	United States	28,710	2,490,592
Quanta Services Inc.	United States	27,276	2,287,093

			5,969,061

Construction Materials 0.8%
[a]Cemex SAB de CV, ADR	Mexico	579,735	3,832,048
LafargeHolcim Ltd., B	Switzerland	60,292	3,326,114
Martin Marietta Materials Inc.	United States	2,358	794,340
[a]Summit Materials Inc., A	United States	43,768	1,212,811
Vulcan Materials Co.	United States	7,916	1,321,893

			10,487,206

Containers & Packaging 0.9%
[b]Ball Corp.	United States	100,464	8,578,621
[a,b]Crown Holdings Inc.	United States	35,499	3,392,284

			11,970,905

Distributors 0.2%
Pool Corp.	United States	6,697	2,241,955

Diversified Consumer Services 0.0%†
[a]American Public Education Inc.	United States	12,148	357,637

Diversified Financial Services 1.3%
[a]2MX Organic SA, wts., 11/16/25	France	3,920	2,838
[a]7GC & Co. Holdings Inc.	United States	9,720	105,462
[a]890 5th Avenue Partners Inc.	United States	76,995	793,049
[a]ACE Convergence Acquisition Corp., wts., 7/28/27	United States	9,842	16,731
[a]Adit Edtech Acquisition Corp.	United States	17,700	182,399
[a]AEA-Bridges Impact Corp.	Cayman Islands	2,814	32,080
[a]Aequi Acquisition Corp.	United States	23,912	257,054
[a]African Gold Acquisition Corp.	United States	8,123	81,230
[a,c]Ajax I	United States	1,783	22,049
[a,e]Altitude Acquisition Corp., A	United States	22,070	257,998
[a]Altitude Acquisition Corp., wts., 11/30/27, A	United States	32,489	95,518
[a]Apollo Strategic Growth Capital, A	United States	8,654	90,780
[a]Apollo Strategic Growth Capital II	United States	8,845	91,811
[a]Artius Acquisition Inc., wts., 7/13/26	United States	16,402	45,598
[a,e]Ascendant Digital Acquisition Corp.	United States	16,080	171,895
[a]Athlon Acquisition Corp.	United States	22,172	228,372
[a,e]Atlantic Avenue Acquisition Corp.	United States	8,680	93,744
[a]Atlas Crest Investment Corp. II	United States	16,848	178,757
[a]Austerlitz Acquisition Corp. I	United States	6,880	70,864
[a]Austerlitz Acquisition Corp. II	United States	12,632	129,478
[a]Authentic Equity Acquisition Corp.	United States	18,478	189,400
[a]B Riley Principal 150 Merger Corp.	United States	2,100	21,630
[a]Biotech Acquisition Co.	United States	8,706	90,194
[a]Bluescape Opportunities Acquisition Corp.	United States	1,128	13,243
[a]Bluescape Opportunities Acquisition Corp., wts., 1/31/26	United States	9,383	20,173
[a,e]BowX Acquisition Corp., A	United States	55,461	582,341
[a]BowX Acquisition Corp., wts., 8/7/27	United States	4,058	7,223
[a]Broadscale Acquisition Corp.	United States	6,216	64,646
[a]Broadstone Acquisition Corp., wts., 9/15/28	United States	25,789	31,720

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Diversified Financial Services (continued)
[a]Burgundy Technology Acquisition Corp.	United States	8,583	$88,491
[a]Carney Technology Acquisition Corp. II, A	United States	12,636	128,255
[a]Carney Technology Acquisition Corp. II, wts., 11/30/27	United States	5,876	8,520
[a,e]CC Neuberger Principal Holdings II	United States	12,116	129,399
[a]CC Neuberger Principal Holdings II, wts., 7/29/25	United States	9,918	19,340
[a]CC Neuberger Principal Holdings III	United States	558	5,747
[a]CF Acquisition Corp. V	United States	16,015	164,794
[a]ChargePoint Holdings Inc., wts., 12/31/24	United States	343	5,035
[a]Churchill Capital Corp. VI	United States	1,080	11,826
[a]Churchill Capital Corp. VII	United States	8,290	86,548
[a]Clarim Acquisition Corp.	United States	51,011	519,292
[a]Class Acceleration Corp.	United States	13,640	141,447
[a]Climate Real Impact Solutions II Acquisition Corp.	United States	6,013	66,143
[a]CM Life Sciences II Inc.	United States	10,505	141,818
[a]Colicity Inc.	United States	21,940	226,859
[a]Constellation Acquisition Corp. I	United States	705	7,360
[a,e]Corner Growth Acquisition Corp.	United States	37,982	395,393
[a]Crescent Acquisition Corp., A	United States	85,622	873,344
[a]Crucible Acquisition Corp.	United States	4,437	48,585
[a,e]Decarbonization Plus Acquisition Corp. II	United States	3,027	32,177
[a]Decarbonization Plus Acquisition Corp., wts., 10/2/25	United States	2,801	7,843
[a]dMY Technology Group Inc. III	United States	34	525
[a]Dragoneer Growth Opportunities Corp.	United States	3,294	34,785
[a]Dragoneer Growth Opportunities Corp. II	United States	1,335	15,446
[a]Dragoneer Growth Opportunities Corp., wts., 8/18/27	United States	5,282	12,126
[a]ECP Environmental Growth Opportunities Corp.	United States	10,712	114,083
[a]EJF Acquisition Corp.	United States	4,200	42,294
[a]Executive Network Partnering Corp.	United States	7,174	186,452
[a]Fifth Wall Acquisition Corp. I, A	United States	876	9,461
[a]Figure Acquisition Corp. I	United States	4,707	49,894
[a]Flame Acquisition Corp.	United States	8,424	84,661
[a]Fortistar Sustainable Solutions Corp.	United States	4,362	45,888
[a]Fortress Capital Acquisition Corp.	United States	9,805	101,384
[a,e]Fortress Value Acquisition Corp. II, A	United States	15,257	156,537
[a]Freedom Acquisition I Corp.	United States	1,955	20,137
[a]FS Development Corp. II, A	United States	7,141	75,695
[a]FTAC Athena Acquisition Corp.	United States	20,508	214,309
[a]Fusion Acquisition Corp. II	United States	15,892	160,032
[a]G Squared Ascend I Inc.	United States	5,572	58,227
[a]Global Partner Acquisition Corp. II	United States	17,700	181,602
[a,e]GO Acquisition Corp., A	United States	12,171	124,266
[a]GO Acquisition Corp., wts., 8/31/27	United States	4,057	6,086
[a]Goal Acquisitions Corp.	United States	17,513	182,836
[a]Gores Holdings V Inc., A	United States	834	8,924
[a]Gores Holdings V Inc., wts., 8/10/27	United States	3,120	5,304
[a]Gores Holdings VII Inc.	United States	4,454	46,099
[a]Gores Holdings VIII Inc.	United States	6,118	64,545
[a]Group Nine Acquisition Corp.	United States	22,173	230,378
[a]Healthcare Services Acquisition Corp.	United States	12,918	136,931
[a]Hennessy Capital Investment Corp. V	United States	6,696	72,719
[a]Interprivate Acquisition Corp., wts., 10/29/24	United States	4,498	19,386
[a]Investindustrial Acquisition Corp.	United Kingdom	6,450	71,483
[a]ION Acquisition Corp. 2 Ltd.	Israel	555	6,061
[a]Jack Creek Investment Corp.	United States	11,761	121,138
[a]Jaws Mustang Acquisition Corp.	United States	13,995	148,347
[a]Joff Fintech Acquisition Corp.	United States	5,277	54,617

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Diversified Financial Services (continued)
[a]Kairos Acquisition Corp.	United States	8,866	$92,118
[a]Kensington Capital Acquisition Corp. II	United States	12,806	140,226
[a]KINS Technology Group Inc.	United States	8,846	94,829
[a]Lakestar SPAC I SE	Luxembourg	2,128	28,448
[a]Lakestar SPAC I SE, wts., 12/31/25	Luxembourg	716	1,123
[a]Lazard Growth Acquisition Corp. I	United States	4,240	43,672
[a]Leo Holdings III Corp.	Bahamas	1,303	13,356
[a]LGL Systems Acquisition Corp., wts., 11/12/26	United States	4,192	8,174
[a]Live Oak Acquisition Corp. II, A	United States	15,675	164,117
[a]Live Oak Acquisition Corp. II, wts., 12/7/27, A	United States	5,484	12,120
[a]Marlin Technology Corp.	United States	15,591	162,146
[a]MDH Acquisition Corp.	United States	4,587	46,787
[a]Motive Capital Corp.	United States	16,143	172,084
[a]Mudrick Capital Acquisition Corp. II	United States	4,258	45,007
[a]The Music Acquisition Corp.	United States	3,453	35,566
[a]New Providence Acquisition Corp., wts., 9/1/24	United States	37	179
[a]North Atlantic Acquisition Corp.	United States	9,600	98,880
[a]Novus Capital Corp. II	United States	19,008	202,055
[a,e]Oaktree Acquisition Corp. II	United States	17,512	188,604
[a]One Equity Partners Open Water I Corp.	United States	8,800	90,112
[a]One, wts., 8/17/25	United States	3,305	10,411
[a]Pathfinder Acquisition Corp.	United States	27,835	291,989
[a,e]Periphas Capital Partnering Corp., A	United States	10,736	268,507
[a]Periphas Capital Partnering Corp., wts., 12/10/28, A	United States	2,684	7,784
[a]Pershing Square Tontine Holdings Ltd., wts., 7/24/21	United States	1	13
[a]Pivotal Investment Corp. III	United States	205	2,134
[a,e]PMV Consumer Acquisition Corp.	United States	4,933	53,029
[a]Poema Global Holdings Corp.	United States	8,866	94,334
[a]Pontem Corp.	United States	16,446	169,558
[a]Population Health Investment Co. Inc.	United States	1,204	13,148
[a]Power & Digital Infrastructure Acquisition Corp.	United States	7,684	83,371
[a,e]Primavera Capital Acquisition Corp.	Hong Kong	3,048	32,918
[a]Prime Impact Acquisition I	United States	15,978	165,372
[a]Prime Impact Acquisition I, wts., 1/10/30	United States	5,326	8,788
[a,e]RedBall Acquisition Corp.	United States	8,172	85,643
[a]RedBall Acquisition Corp., wts., 8/17/22	United States	7,582	14,178
[a]Reinvent Technology Partners Z, wts., 12/31/27	United States	523	1,645
[a]Revolution Acceleration Acquisition Corp., wts., 12/10/26	United States	4,099	11,477
[a]Rice Acquisition Corp.	United States	1	12
[a,e]Rice Acquisition Corp., A	United States	4,770	52,088
[a]RMG Acquisition Corp. II	United States	18,524	214,878
[a]RMG Acquisition Corp. II, wts., 12/27/25	United States	4,099	9,674
[a]RMG Acquisition Corp. III	United States	24,341	255,581
[a]Rosecliff Acquisition Corp. I	United States	65,919	669,738
[a]Roth CH Acquisition I Co., wts., 1/28/25	United States	16,475	162,279
[a]Rotor Acquisition Corp.	United States	4,464	45,935
[a]Science Strategic Acquisition Corp. Alpha	United States	5,442	56,053
[a]ScION Tech Growth I, A	United Kingdom	3,306	33,391
[a]ScION Tech Growth I, wts., 11/1/25	United Kingdom	1,102	1,653
[a]ScION Tech Growth II	United Kingdom	2,073	21,456
[a]SCP & Co. Healthcare Acquisition Co.	United States	17,062	174,032
[a]Silver Crest Acquisition Corp.	Hong Kong	10,530	108,564
[a]SilverBox Engaged Merger Corp. I	United States	2,689	28,772
[a]Soaring Eagle Acquisition Corp.	United States	16,395	177,886
[a]Social Leverage Acquisition Corp. I	United States	13,866	147,534
[a]Software Acquisition Group Inc. II, wts., 3/17/27	United States	15,561	28,788

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Diversified Financial Services (continued)
[a,e]Spartan Acquisition Corp. III	United States	4,144	$43,429
[a,e]Sports Entertainment Acquisition Corp., A	United States	6,469	66,113
[a]Sports Entertainment Acquisition Corp., wts., 10/30/25	United States	8,653	13,360
[a]Spring Valley Acquisition Corp., wts. 5/20/27	Cayman Islands	954	2,023
[a]Starboard Value Acquisition Corp., A	United States	1,043	10,868
[a]Supernova Partners Acquisition Co. Inc.	United States	2,003	22,814
[a,e]Supernova Partners Acquisition Co. Inc., A	United States	7,208	78,495
[a]Supernova Partners Acquisition Co. Inc., wts., 10/16/25	United States	5,334	11,788
[a]Sustainable Development Acquisition I Corp.	United States	8,363	87,812
[a]Tailwind Acquisition Corp., A	United States	16,038	168,559
[a]Tailwind Acquisition Corp., wts., 9/7/27	United States	8,019	15,717
[a]Tekkorp Digital Acquisition Corp.	United States	4,032	45,118
[a]TLG Acquisition One Corp.	United States	21,789	218,762
[a]TWC Tech Holdings II Corp.	United States	4,664	50,931
[a]Twelve Seas Investment Co. II	United States	23,063	229,477
[a]TZP Strategies Acquisition Corp.	United States	4,362	44,841
[a]USHG Acquisition Corp.	United States	508	5,217
[a]Velocity Acquisition Corp.	United States	840	8,568
[a]Virtuoso Acquisition Corp.	United States	28,094	286,559
[a]Viveon Health Acquisition Corp.	United States	14,756	148,445
[a]Viveon Health Acquisition Corp., Contingent Value, rts., 12/31/27	United States	22,809	5,360
[a]Viveon Health Acquisition Corp., wts., 12/31/27	United States	22,809	13,063
[a]Warrior Technologies Acquisition Co.	United States	4,632	46,366
[a]Yucaipa Acquisition Corp., wts., 9/6/25	United States	3,720	8,052

			16,713,104

Diversified Telecommunication Services 0.1%
AT&T Inc.	United States	21,316	594,503
Telecom Italia SpA	Italy	411,734	195,497
Telecom Italia SpA, RSP	Italy	99,275	53,222
Verizon Communications Inc.	United States	619	34,231

			877,453

Electric Utilities 1.0%
Duke Energy Corp.	United States	2,117	181,194
[a,b]Energy Harbor Corp.	United States	82,474	2,206,180
Exelon Corp.	United States	97,360	3,758,096
[b]FirstEnergy Corp.	United States	27,296	904,589
NRG Energy Inc.	United States	81,945	2,991,812
[a]PG&E Corp.	United States	233,016	2,448,998

			12,490,869

Electrical Equipment 0.1%
[a]Array Technologies Inc.	United States	23,059	855,028

Electronic Equipment, Instruments & Components 0.5%
[a]908 Devices Inc.	United States	1,098	58,403
[a]Coherent Inc.	United States	4,641	1,122,844
FLIR Systems Inc.	United States	76,395	4,079,493
Hollysys Automation Technologies Ltd.	China	85,272	1,284,196
TE Connectivity Ltd.	United States	145	18,854

			6,563,790

Entertainment 0.3%
[c]Activision Blizzard Inc.	United States	346	33,081
Electronic Arts Inc.	United States	10,245	1,372,522
[a]Glu Mobile Inc.	United States	20,383	254,380
[a]Netflix Inc.	United States	3,893	2,097,743
[a]Sciplay Corp., A	United States	21,885	397,213

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Entertainment (continued)
[a]Zynga Inc., A	United States	2,152	$23,995

			4,178,934

Equity Real Estate Investment Trusts (REITs) 0.2%
American Tower Corp.	United States	155	33,500
[c]Crown Castle International Corp.	United States	196	30,527
EPR Properties	United States	27,269	1,232,013
VICI Properties Inc.	United States	35,949	1,024,547

			2,320,587

Food & Staples Retailing 0.4%
Costco Wholesale Corp.	United States	11,966	3,960,746
Walgreens Boots Alliance Inc.	United States	14,853	711,904
Walmart Inc.	United States	1,192	154,865

			4,827,515

Food Products 0.2%
Nestle SA	Switzerland	29,163	3,043,704

Health Care Equipment & Supplies 2.3%
[b]Abbott Laboratories	United States	7,942	951,292
[a]Alcon Inc.	Switzerland	4,340	296,856
[a]Align Technology Inc.	United States	1,192	675,995
[b]Becton Dickinson and Co.	United States	5,467	1,318,367
[a]Boston Scientific Corp.	United States	19,678	763,113
[b]The Cooper Cos. Inc.	United States	3,393	1,310,139
Danaher Corp., W	United States	18,308	4,021,719
[a]DexCom Inc.	United States	4,450	1,770,121
[a]Edwards Lifesciences Corp.	United States	12,681	1,053,791
[a]Insulet Corp.	United States	2,091	541,778
[a,b]Intuitive Surgical Inc.	United States	1,321	973,313
Medtronic PLC	United States	7,812	913,770
[a]Nevro Corp.	United States	3,317	547,902
[a]NuVasive Inc.	United States	7,978	481,313
[a]Ortho Clinical Diagnostics Holdings PLC	United States	4,412	76,328
[a]Outset Medical Inc.	United States	4,118	205,035
[a,e]Shockwave Medical Inc.	United States	10,832	1,264,744
[a]Tandem Diabetes Care Inc.	United States	6,440	618,176
Teleflex Inc.	United States	876	348,753
[a,b]Varian Medical Systems Inc.	United States	51,559	9,036,746
Zimmer Biomet Holdings Inc.	United States	9,121	1,487,270

			28,656,521

Health Care Providers & Services 0.8%
[a]Accolade Inc.	United States	6,507	288,390
Anthem Inc.	United States	120	36,383
Cigna Corp.	United States	10,073	2,114,323
CVS Health Corp.	United States	2,976	202,755
[a,b]Guardant Health Inc.	United States	9,043	1,330,949
[c]HCA Healthcare Inc.	United States	205	35,266
[b]Humana Inc.	United States	4,345	1,649,579
[a]New Frontier Health Corp.	Hong Kong	41,239	461,464
[a]Signify Health Inc., A	United States	3,242	107,051
[b]UnitedHealth Group Inc.	United States	10,587	3,517,213

			9,743,373

Health Care Technology 0.1%
[a]Certara Inc.	United States	1,672	57,935
[a]MultiPlan Corp., wts., 3/1/27	United States	17,287	23,164
[a]Phreesia Inc.	United States	12,944	792,820

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Health Care Technology (continued)
[a,b]Teladoc Health Inc.	United States	4,255	$940,738
[a,f]Yidu Tech Inc., 144A	China	6,520	40,769

			1,855,426

Hotels, Restaurants & Leisure 0.4%
Carnival PLC	United States	30,833	686,717
[a]Chipotle Mexican Grill Inc., A	United States	338	487,396
Domino’s Pizza Inc.	United States	6,859	2,376,712
McDonald’s Corp.	United States	1,064	219,333
Starbucks Corp.	United States	1,560	168,527
[a]William Hill PLC	United Kingdom	329,817	1,245,967

			5,184,652

Household Durables 0.0%†
[c]D.R. Horton Inc.	United States	457	35,130
[a]Installed Building Products Inc.	United States	4,968	543,300

			578,430

Household Products 0.0%†
The Procter & Gamble Co.	United States	1,658	204,813

Independent Power & Renewable Electricity Producers 0.9%
The AES Corp.	United States	232,168	6,166,382
[a]AKER Horizons AS	Norway	15,070	69,870
[c]Clearway Energy Inc., C	United States	37,978	1,042,876
NextEra Energy Partners LP	United States	31,301	2,273,705
[a]Sunnova Energy International Inc.	United States	38,481	1,725,488

			11,278,321

Industrial Conglomerates 0.0%†
Smiths Group PLC	United Kingdom	17,888	366,328

Insurance 0.8%
The Allstate Corp.	United States	193	20,574
The Progressive Corp.	United States	406	34,896
[a,e]Trupanion Inc.	United States	12,824	1,240,850
[a]Willis Towers Watson PLC	United States	37,853	8,351,886

			9,648,206

Interactive Media & Services 2.2%
[a,b]Alphabet Inc., A	United States	2,881	5,825,123
[a,b]Alphabet Inc., C	United States	1,546	3,148,986
[a]Bumble Inc., A	United States	1,930	129,908
[a,b]Facebook Inc., A	United States	15,722	4,050,301
[a]Match Group Inc.	United States	15,974	2,441,626
[a,b]Snap Inc., A	United States	67,315	4,419,903
Tencent Holdings Ltd.	China	93,799	8,160,233

			28,176,080

Internet & Direct Marketing Retail 1.4%
[a,b]Alibaba Group Holding Ltd., ADR	China	26,369	6,269,494
[a]Amazon.com Inc.	United States	1,301	4,023,902
[a]Booking Holdings Inc.	United States	281	654,311
[b]eBay Inc.	United States	33,091	1,866,994
[a]Grubhub Inc.	United States	74,741	4,788,656

			17,603,357

IT Services 2.9%
[a]21Vianet Group Inc., ADR	China	27,751	1,011,246
Accenture PLC, A	United States	131	32,868
Cognizant Technology Solutions Corp., A	United States	30,359	2,230,779
[a]FleetCor Technologies Inc.	United States	6,487	1,798,910

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
IT Services (continued)
Genpact Ltd.	United States	93,424	$3,778,067
Global Payments Inc.	United States	25,973	5,142,394
[a]GoDaddy Inc., A	United States	20,262	1,643,653
International Business Machines Corp.	United States	2,072	246,423
MasterCard Inc., A	United States	13,868	4,907,192
[a]MongoDB Inc., A	United States	4,500	1,736,685
[a,b]PayPal Holdings Inc.	United States	22,655	5,886,902
[c]Perspecta Inc.	United States	30,600	893,520
[a]Sabre Corp.	United States	9,200	135,148
[a]StoneCo. Ltd.	Brazil	40,066	3,438,064
[a]VeriSign Inc.	United States	8,313	1,612,971
[e]Visa Inc., A	United States	4,995	1,060,888
[a]WEX Inc.	United States	6,737	1,403,654

			36,959,364

Leisure Products 0.1%
Callaway Golf Co.	United States	34,006	950,468

Life Sciences Tools & Services 1.7%
[a]10x Genomics Inc., A	United States	3,334	593,419
[a,e]Abcellera Biologics Inc.	Canada	418	15,763
[a]Adaptive Biotechnologies Corp.	United States	12,996	735,184
[a]Avantor Inc.	United States	21,309	593,882
[a,e]Berkeley Lights Inc.	United States	909	56,331
[a]Eurofins Scientific SE	Luxembourg	23,368	2,074,288
Gerresheimer AG	Germany	9,835	1,015,765
[a]Illumina Inc.	United States	2,404	1,056,341
[a]IQVIA Holdings Inc.	United States	5,730	1,104,687
[a]Maravai Lifesciences Holdings Inc., A	United States	5,756	187,185
[a]Mettler-Toledo International Inc.	United States	3,910	4,363,755
[a]PPD Inc.	United States	13,778	483,057
[a]PRA Health Sciences Inc.	United States	16,198	2,387,747
[a]Repligen Corp.	United States	4,431	941,100
Sartorius Stedim Biotech	France	3,203	1,398,977
[a]Seer Inc., A	United States	4,142	199,768
Thermo Fisher Scientific Inc.	United States	6,560	2,952,525
[a,f]Wuxi Biologics Cayman Inc., 144A	China	108,141	1,339,750

			21,499,524

Machinery 0.2%
Cummins Inc.	United States	60	15,192
Deere & Co.	United States	113	39,450
Neles OYJ	Finland	3,271	40,396
Parker-Hannifin Corp.	United States	129	37,018
Stanley Black & Decker Inc.	United States	2,412	421,714
The Toro Co.	United States	14,096	1,420,454

			1,974,224

Marine 0.1%
[a]SEACOR Holdings Inc.	United States	35,013	1,488,403

Media 0.1%
[c]Comcast Corp., A	United States	657	34,637
[c]Fox Corp.	United States	434	14,456
The Interpublic Group of Cos. Inc.	United States	1,398	36,516
[a]ITV PLC	United Kingdom	293,248	450,553
[c]Nexstar Media Group Inc., A	United States	280	38,514
Stroeer SE & Co. KGaA	Germany	1,613	144,700

			719,376

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Metals & Mining 0.0%†
Newmont Corp.	United States	613	$33,335

Multiline Retail 0.1%
Dollar General Corp.	United States	159	30,049
[c]Target Corp.	United States	9,834	1,803,949

			1,833,998

Oil, Gas & Consumable Fuels 0.1%
[a]Battalion Oil Corp.	United States	3,790	43,964
[a]California Resources Corp.	United States	9,392	246,822
[a]Chesapeake Energy Corp., wts., 2/9/26	United States	648	14,314
[a]Chesapeake Energy Corp., wts., 2/9/26	United States	720	13,741
[a]Chesapeake Energy Corp., wts., 2/9/26	United States	400	6,980
[c]Chevron Corp.	United States	383	38,300
Enterprise Products Partners LP	United States	1,238	26,394
[c]Exxon Mobil Corp.	United States	665	36,156
[a,d]Lonestar Resources US Inc.	United States	3,072	23,654
Western Midstream Partners LP	United States	2,328	38,715
[a]Whiting Petroleum Corp.	United States	7,276	249,567

			738,607

Paper & Forest Products 0.0%†
[a,d]Topco Associates LLC	United Kingdom	144,632	—

Personal Products 0.2%
The Estee Lauder Cos. Inc., A	United States	311	88,902
[a]Unilever PLC	United Kingdom	38,739	2,012,413

			2,101,315

Pharmaceuticals 1.1%
[a]Arvinas Inc.	United States	3,611	282,741
[b]AstraZeneca PLC, ADR	United Kingdom	9,929	480,365
[a]Bausch Health Cos. Inc.	United States	6,809	213,939
Bristol-Myers Squibb Co.	United States	578	35,449
[a]Catalent Inc.	United States	3,639	413,791
[b]Eli Lilly & Co., W	United States	12,834	2,629,558
[a]GW Pharmaceuticals PLC, ADR	United Kingdom	11,122	2,382,889
Hikma Pharmaceuticals PLC	Jordan	15,834	495,322
Johnson & Johnson	United States	1,380	218,675
Merck & Co. Inc.	United States	467	33,914
[b]Novo Nordisk AS, ADR	Denmark	12,001	855,071
[c]Pfizer Inc.	United States	1,011	33,858
[a,e]Revance Therapeutics Inc.	United States	17,112	449,361
Roche Holding AG	Switzerland	11,950	3,920,305
Zoetis Inc., A	United States	13,092	2,032,402

			14,477,640

Professional Services 1.3%
[b,c]CoreLogic Inc.	United States	47,579	4,028,038
[a]CoStar Group Inc.	United States	1,927	1,587,385
[a]IHS Markit Ltd.	United States	21,997	1,983,250
[a,f]Intertrust NV, 144A	Netherlands	241,848	3,941,876
SGS SA	Switzerland	180	514,399
TransUnion	United States	18,747	1,578,685
[a]TriNet Group Inc.	United States	33,047	2,652,683

			16,286,316

Road & Rail 0.8%
CSX Corp.	United States	14,440	1,321,982
Kansas City Southern	United States	18,695	3,969,696
Ryder System Inc.	United States	546	37,003

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Road & Rail (continued)
[b,c]Union Pacific Corp.	United States	23,870	$4,916,265

			10,244,946

Semiconductors & Semiconductor Equipment 2.4%
[a]Advanced Micro Devices Inc.	United States	21,861	1,847,473
[c]Applied Materials Inc.	United States	305	36,048
ASML Holding NV, G	Netherlands	4,298	2,437,353
[a]Dialog Semiconductor PLC	United Kingdom	7,565	588,049
[a]Enphase Energy Inc.	United States	5,024	884,525
[a]Inphi Corp.	United States	11,795	1,941,339
[c]Intel Corp.	United States	568	34,523
KLA Corp.	United States	386	120,135
LAM Research Corp.	United States	60	34,031
Marvell Technology Group Ltd.	Bermuda	60,834	2,937,066
Maxim Integrated Products Inc.	United States	54,721	5,098,356
MediaTek Inc.	Taiwan	70,000	2,246,762
[a]Micron Technology Inc.	United States	16,600	1,519,398
NVIDIA Corp.	United States	64	35,109
[a]Qorvo Inc.	United States	8,470	1,479,963
QUALCOMM Inc.	United States	753	102,551
[c]Skyworks Solutions Inc.	United States	15,186	2,700,375
[a,d,f,g]SunEdison Inc., Contingent Distribution, 144A	United States	35,000	700
[c]Texas Instruments Inc.	United States	10,818	1,863,617
Xilinx Inc.	United States	31,518	4,106,795

			30,014,168

Software 4.6%
[a]Adobe Inc.	United States	5,566	2,558,523
[a]Atlassian Corp. PLC, A	United States	7,495	1,781,561
[a]Avalara Inc.	United States	10,421	1,635,472
[a]Blackberry Ltd.	Canada	54,994	552,690
[a]Ceridian HCM Holding Inc.	United States	17,559	1,574,340
[a]Guidewire Software Inc.	United States	8,862	983,593
[a]HubSpot Inc.	United States	4,219	2,172,785
Intuit Inc.	United States	9,007	3,513,991
[b]Microsoft Corp.	United States	23,554	5,473,478
[c]Oracle Corp.	United States	545	35,158
[a,c]Pluralsight Inc., A	United States	110,492	2,275,031
[a,b]RealPage Inc.	United States	127,467	11,061,587
[a]Salesforce.com Inc.	United States	17,584	3,806,936
SAP SE	Germany	39,020	4,826,250
[a]ServiceNow Inc.	United States	7,282	3,884,656
[a]Slack Technologies Inc., A	United States	130,956	5,360,029
[a]Varonis Systems Inc., B	United States	7,700	1,413,258
[a]Workday Inc., A	United States	16,503	4,046,205
[a,b]Zscaler Inc.	United States	4,118	844,314

			57,799,857

Specialty Retail 1.1%
[a]Five Below Inc.	United States	17,142	3,190,469
[a]Frasers Group PLC	United Kingdom	180,900	1,185,980
The Home Depot Inc.	United States	22,566	5,829,701
[c]Lowe’s Cos. Inc.	United States	195	31,151
Tractor Supply Co.	United States	9,598	1,525,698
[a,e]Vroom Inc.	United States	26,889	1,189,838
[a,f]Watches of Switzerland Group PLC, 144A	United Kingdom	69,216	615,236

			13,568,073

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares/ Warrants/ Rights	Value

Common Stocks and Other Equity Interests (continued)
Technology Hardware, Storage & Peripherals 0.1%
Apple Inc.	United States	1,682	$203,959
[a]Dell Technologies Inc., C	United States	18,710	1,516,820

			1,720,779

Textiles, Apparel & Luxury Goods 0.7%
[a]Adidas AG	Germany	13,073	4,557,044
[a]Capri Holdings Ltd.	United States	40,575	1,893,635
LVMH Moet Hennessy Louis Vuitton SE	France	267	169,176
[c]Nike Inc., B	United States	740	99,737
[b]Tapestry Inc.	United States	37,765	1,591,417

			8,311,009

Tobacco 0.0%†
Altria Group Inc.	United States	785	34,226
[c]Philip Morris International Inc.	United States	374	31,423

			65,649

Trading Companies & Distributors 0.3%
Brenntag SE	Germany	45,255	3,506,665
IMCD Group NV	Netherlands	2,228	274,121

			3,780,786

Transportation Infrastructure 0.1%
[a]Atlantia SpA	Italy	57,216	1,071,182
Macquarie Infrastructure Corp.	United States	8,172	256,111

			1,327,293

Water Utilities 0.1%
Guangdong Investment Ltd.	China	545,824	974,796

Wireless Telecommunication Services 0.2%
Orange Belgium SA	Belgium	29,892	821,103
[a]T-Mobile USA Inc.	United States	7,932	951,602
[b,e]Vodafone Group PLC, ADR	United Kingdom	49,788	855,358

			2,628,063

Total Common Stocks and Other Equity Interests (Cost $356,524,573)			504,012,684

Convertible Preferred Stocks 0.1%
Banks 0.1%
Bank of America Corp., 7.25%, cvt. pfd., L	United States	190	264,235
Wells Fargo & Co., 7.50%, cvt. pfd., L	United States	256	355,328

			619,563

Electric Utilities 0.0%†
NextEra Energy Inc., 5.279%, cvt. pfd.	United States	1,607	78,245

Food Products 0.0%†
Bunge Ltd., 4.875%, cvt. pfd.	United States	4,895	554,359

Gas Utilities 0.0%†
El Paso Energy Capital Trust I, 4.75%, cvt. pfd.	United States	114	5,699
Spire Inc., 7.50%, cvt. pfd., A	United States	1,621	85,086

			90,785

Health Care Equipment & Supplies 0.0%†
Boston Scientific Corp., 5.50%, cvt. pfd., A	United States	2,051	226,881

Total Convertible Preferred Stocks (Cost $1,478,845)			1,569,833

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares		Value

Preferred Stocks 0.1%
Banks 0.0%†
Bank of Montreal, 3.852%, pfd., 27	Canada	1,605		$28,579
Royal Bank of Canada, pfd.,
AZ, 3.70%	Canada	4,054		71,135
BB, 3.65%	Canada	3,399		60,736
BD, 3.20%	Canada	4,613		85,148
The Toronto-Dominion Bank, pfd.,
1, 3.662%	Canada	5,976		107,160
3, 3.681%	Canada	1,995		35,821

				388,579

Diversified Financial Services 0.0%†
2MX Organic SA, pfd.	France	3,908		49,038

Electric Utilities 0.1%
SCE Trust II, 5.10%, pfd.	United States	5,734		138,190
SCE Trust III, 5.75%, pfd., H	United States	10,235		251,576
SCE Trust IV, 5.375%, pfd., J	United States	3,529		84,343
SCE Trust VI, 5.00%, pfd.	United States	4,649		108,322

				582,431

Thrifts & Mortgage Finance 0.0%†
FHLMC, 8.375%, pfd., Z	United States	3,672		19,351
FNMA, 8.25%, pfd., S	United States	3,650		20,696

				40,047

Total Preferred Stocks (Cost $1,022,335)				1,060,095

		Principal Amount*

Convertible Bonds 16.2%
Aerospace & Defense 0.2%
[b]Kaman Corp., senior note, 3.25%, 5/01/24	United States	1,533,000		1,675,862
[f]Parsons Corp., senior note, 144A, 0.25%, 8/15/25	United States	1,279,000		1,340,971

				3,016,833

Air Freight & Logistics 0.3%
[b]Air Transport Services Group Inc., senior note, 1.125%, 10/15/24	United States	1,210,000		1,329,150
[b]Atlas Air Worldwide Holdings Inc., senior note,
2.25%, 6/01/22	United States	1,264,000		1,326,477
1.875%, 6/01/24	United States	1,119,000		1,302,364

				3,957,991

Airlines 0.4%
[h]Air France-KLM, senior note, Reg S, 0.125%, 3/25/26	France	9,150	EUR	164,771
[b]American Airlines Group Inc., senior note, 6.50%, 7/01/25	United States	1,188,000		1,859,223
[b,f]Copa Holdings SA, senior note, 144A, 4.50%, 4/15/25	Panama	1,125,000		2,169,900
[f]GOL Equity Finance SA, senior note, 144A, 3.75%, 7/15/24	Brazil	807,000		679,807
Southwest Airlines Co., senior note, 1.25%, 5/01/25	United States	195,000		328,819

				5,202,520

Auto Components 0.2%
[b]Patrick Industries Inc., senior note, 1.00%, 2/01/23	United States	1,663,000		1,900,703

Automobiles 0.2%
[f]NIO Inc., senior note, 144A, zero cpn., 2/01/26	China	1,343,000		1,274,296
[b]Winnebago Industries Inc., senior note, 1.50%, 4/01/25	United States	880,000		1,170,304

				2,444,600

Banks 0.3%
[b]Hope Bancorp Inc., senior bond, 2.00%, 5/15/38	United States	2,047,000		1,997,643

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Banks (continued)
[b,f]JPMorgan Chase Financial Co. LLC, senior note, 144A, 0.25%, 5/01/23	United States	1,717,000		$1,901,440

				3,899,083

Biotechnology 1.2%
BioMarin Pharmaceutical Inc., senior sub. note,
0.599%, 8/01/24	United States	1,023,000		1,070,123
[f]144A, 1.25%, 5/15/27	United States	2,114,000		2,166,740
[f]Bridgebio Pharma Inc., senior note, 144A, 2.25%, 2/01/29	United States	1,024,000		1,073,738
[b,f]Coherus Biosciences Inc., senior sub. note, 144A, 1.50%, 4/15/26	United States	941,000		1,077,921
[b]Flexion Therapeutics Inc., senior note, 3.375%, 5/01/24	United States	1,652,000		1,491,963
Gossamer Bio Inc., senior note, 5.00%, 6/01/27	United States	648,000		592,098
[f]Halozyme Therapeutics Inc., senior note, 144A, 0.25%, 3/01/27	United States	80,000		78,946
[e]Intercept Pharmaceuticals Inc., senior note, 2.00%, 5/15/26	United States	1,010,000		665,923
Ironwood Pharmaceuticals Inc., senior note,
2.25%, 6/15/22	United States	774,000		791,229
[e]1.50%, 6/15/26	United States	774,000		804,205
[f]Kadmon Holdings Inc., senior note, 144A, 3.625%, 2/15/27	United States	420,000		425,796
[b]Karyopharm Therapeutics Inc., senior note, 3.00%, 10/15/25	United States	1,153,000		1,372,353
[b]Ligand Pharmaceuticals Inc., senior note, 0.75%, 5/15/23	United States	1,982,000		2,045,226
Neurocrine Biosciences Inc., senior note, 2.25%, 5/15/24	United States	110,000		164,842
[h]Pharming Group NV, senior note, Reg S, 3.00%, 1/21/25	Netherlands	700,000	EUR	697,204

				14,518,307

Chemicals 0.1%
[h]Umicore SA, senior note, Reg S, zero cpn., 6/23/25	Belgium	800,000	EUR	1,075,060

Communications Equipment 0.0%†
Lumentum Holdings Inc., senior note, 0.50%, 12/15/26	United States	55,000		65,972

Consumer Finance 0.7%
[b] Encore Capital Group Inc., senior note,
2.875%, 3/15/21	United States	1,703,000		1,699,811
3.25%, 3/15/22	United States	2,106,000		2,185,838
3.25%, 10/01/25	United States	1,210,000		1,331,479
EZCORP Inc., senior note, 2.875%, 7/01/24	United States	1,151,000		1,053,571
[b,f]LendingTree Inc., senior note, 144A, 0.50%, 7/15/25	United States	1,366,000		1,326,536
[b]PRA Group Inc., senior note, 3.50%, 6/01/23	United States	1,374,000		1,480,346

				9,077,581

Diversified Consumer Services 0.1%
[f]Chegg Inc., senior note, 144A, zero cpn., 9/01/26	United States	40,000		47,510
[f]Stride Inc., senior note, 144A, 1.125%, 9/01/27	United States	1,144,000		1,012,686

				1,060,196

Diversified Financial Services 0.1%
Element Fleet Management Corp., sub. note, 4.25%, 6/30/24	Canada	1,023,000	CAD	957,204

Electrical Equipment 0.0%†
[f]Sunrun Inc., senior note, 144A, zero cpn., 2/01/26	United States	40,000		39,276

Electronic Equipment, Instruments & Components 0.2%
Knowles Corp., senior note, 3.25%, 11/01/21	United States	269,000		323,433
[b]OSI Systems Inc., senior note, 1.25%, 9/01/22	United States	1,181,000		1,272,100
[b]Vishay Intertechnology Inc., senior note, 2.25%, 6/15/25	United States	1,346,000		1,499,290

				3,094,823

Energy Equipment & Services 0.1%
[b]Helix Energy Solutions Group Inc., senior note, 6.75%, 2/15/26	United States	1,192,000		1,405,070

Entertainment 0.5%
[f]Cinemark Holdings Inc., senior note, 144A, 4.50%, 8/15/25	United States	1,551,000		2,771,349
Live Nation Entertainment Inc., senior note, 2.00%, 2/15/25	United States	1,535,000		1,769,087
[f]The Marcus Corp., senior note, 144A, 5.00%, 9/15/25	United States	645,000		1,247,620

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Entertainment (continued)
[f]Zynga Inc., senior note, 144A, zero cpn., 12/15/26	United States	235,000		$273,528

				6,061,584

Equity Real Estate Investment Trusts (REITs) 0.5%
[f]Geo Corrections Holdings Inc., senior note, 144A, 6.50%, 2/23/26	United States	843,000		869,402
[b,f]IIP Operating Partnership LP, senior note, 144A, 3.75%, 2/21/24	United States	1,268,000		3,733,725
Pebblebrook Hotel Trust, senior note, 1.75%, 12/15/26	United States	660,000		761,924
RWT Holdings Inc., senior note, 5.75%, 10/01/25	United States	639,000		630,432
Summit Hotel Properties Inc., senior note, 1.50%, 2/15/26	United States	658,000		743,120

				6,738,603

Food & Staples Retailing 0.2%
[e]The Chefs’ Warehouse Inc., senior note, 1.875%, 12/01/24	United States	1,915,000		2,029,970

Health Care Equipment & Supplies 1.1%
[b]CONMED Corp., senior note, 2.625%, 2/01/24	United States	1,076,000		1,613,723
[b,f]Cryoport Inc., senior note, 144A, 3.00%, 6/01/25	United States	744,000		1,951,140
[f]DexCom Inc., senior note, 144A, 0.25%, 11/15/25	United States	1,277,000		1,372,881
[f]LivaNova USA Inc., senior note, 144A, 3.00%, 12/15/25	United States	350,000		509,687
Mesa Laboratories Inc., senior note, 1.375%, 8/15/25	United States	463,000		543,979
[b]Nevro Corp., senior note, 2.75%, 4/01/25	United States	255,000		449,245
[b]NuVasive Inc., senior note,
2.25%, 3/15/21	United States	3,363,000		3,353,898
[e,f]144A, 1.00%, 6/01/23	United States	1,411,000		1,522,323
[f]SmileDirectClub Inc., senior note, 144A, zero cpn., 2/01/26	United States	1,466,000		1,407,111
[f]Varex Imaging Corp., senior note, 144A, 4.00%, 6/01/25	United States	895,000		1,198,317

				13,922,304

Health Care Providers & Services 0.2%
[f]1Life Healthcare Inc., senior note, 144A, 3.00%, 6/15/25	United States	792,000		1,062,602
[f]Guardant Health Inc., senior note, 144A, zero cpn., 11/15/27	United States	70,000		90,684
[b,f]PetIQ Inc., senior note, 144A, 4.00%, 6/01/26	United States	1,089,000		1,529,856

				2,683,142

Health Care Technology 0.2%
[b,f]Health Catalyst Inc., senior note, 144A, 2.50%, 4/15/25	United States	792,000		1,389,816
[b]Tabula Rasa Healthcare Inc., senior sub. note, 1.75%, 2/15/26	United States	966,000		928,877
[f]Teladoc Health Inc., senior note, 144A, 1.25%, 6/01/27	United States	275,000		357,042

				2,675,735

Hotels, Restaurants & Leisure 0.4%
[b,f]Bloomin’ Brands Inc., senior note, 144A, 5.00%, 5/01/25	United States	768,000		1,732,973
[f]Marriott Vacations Worldwide Corp., senior note, 144A, zero cpn., 1/15/26	United States	1,832,000		2,174,129
[b,f]Royal Caribbean Cruises Ltd., senior note, 144A, 2.875%, 11/15/23	United States	1,056,000		1,475,760

				5,382,862

Internet & Direct Marketing Retail 0.5%
[h]Delivery Hero AG, senior note, Reg S, 1.50%, 1/15/28	Germany	1,300,000	EUR	1,659,025
[f]Expedia Group Inc., senior note, 144A, zero cpn., 2/15/26	United States	1,405,000		1,499,401
[f]Fiverr International Ltd., senior note, 144A, zero cpn., 11/01/25	Israel	518,000		772,804
[f]Spotify USA Inc., senior note, 144A, zero cpn., 3/15/26	United States	127,000		127,000
[h]Takeaway.com NV, senior note, Reg S, 1.25%, 4/30/26	Germany	300,000	EUR	386,672
[b,f]Wayfair Inc., senior note, 144A, 0.625%, 10/01/25	United States	1,612,000		1,674,931

				6,119,833

IT Services 0.6%
Akamai Technologies Inc., senior note, 0.375%, 9/01/27	United States	1,535,000		1,665,580
CSG Systems International Inc., senior bond, 4.25%, 3/15/36	United States	1,798,000		1,916,618
[b,f]Okta Inc., senior note, 144A, 0.375%, 6/15/26	United States	538,000		706,457
[b,f]Perficient Inc., senior note, 144A, 1.25%, 8/01/25	United States	1,055,000		1,325,584

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
IT Services (continued)
[f]Shift4 Payments Inc., senior note, 144A, zero cpn., 12/15/25	United States	160,000		$196,608
Shopify Inc., senior note, 0.125%, 11/01/25	Canada	1,022,000		1,303,689

				7,114,536

Leisure Products 0.1%
[f]Peloton Interactive Inc., senior note, 144A, zero cpn., 2/15/26	United States	1,309,000		1,301,656

Machinery 0.1%
The Greenbrier Cos. Inc., senior note, 2.875%, 2/01/24	United States	1,334,000		1,475,658

Marine 0.0%†
[f]Seaspan Corp., senior note, 144A, 3.75%, 12/15/25	Hong Kong	512,000		611,766

Media 1.2%
Dish Network Corp.,
senior bond, 3.375%, 8/15/26	United States	1,444,000		1,361,442
[f]senior note, 144A, zero cpn., 12/15/25	United States	1,104,000		1,095,957
[f]Liberty Broadband Corp., senior bond, 144A,
[b]1.25%, 9/30/50	United States	2,420,000		2,422,773
2.75%, 9/30/50	United States	1,279,000		1,329,618
Liberty Interactive LLC,
senior bond, 4.00%, 11/15/29	United States	1,454,000		1,148,660
senior note, 3.75%, 2/15/30	United States	1,279,000		1,010,410
Liberty Media Corp.,
[b,f]senior bond, 144A, 2.125%, 3/31/48	United States	1,188,000		1,220,895
[b,f]senior bond, 144A, 2.75%, 12/01/49	United States	1,409,000		1,475,223
[f]senior bond, 144A, 0.50%, 12/01/50	United States	780,000		935,571
[b]senior note, 1.00%, 1/30/23	United States	1,060,000		1,374,457
[b,f]Techtarget Inc., senior note, 144A, 0.125%, 12/15/25	United States	1,211,000		1,652,110

				15,027,116

Metals & Mining 0.1%
Pretium Resources Inc., senior sub. note, 2.25%, 3/15/22	Canada	1,210,000		1,229,723

Mortgage Real Estate Investment Trusts (REITs) 0.6%
[b]Arbor Realty Trust Inc., senior note, 4.75%, 11/01/22	United States	2,009,000		2,125,409
Hannon Armstrong Sustainable Infrastructure Capital Inc., senior note, zero cpn., 8/15/23	United States	660,000		836,810
[b]PennyMac Corp., senior note, 5.50%, 11/01/24	United States	1,722,000		1,735,991
Redwood Trust Inc., senior note, 4.75%, 8/15/23	United States	2,118,000		2,097,668
Two Harbors Investment Corp., senior note, 6.25%, 1/15/26	United States	544,000		595,027

				7,390,905

Oil, Gas & Consumable Fuels 0.2%
Green Plains Inc., senior note, 2.25%, 3/15/27	United States	527,000		548,080
[b]SFL Corp. Ltd., senior note, 5.75%, 10/15/21	Norway	1,452,000		1,467,030

				2,015,110

Personal Products 0.1%
[b]Herbalife Nutrition Ltd., senior note, 2.625%, 3/15/24	United States	1,536,000		1,622,796

Pharmaceuticals 1.1%
Aerie Pharmaceuticals Inc., senior note, 1.50%, 10/01/24	United States	951,000		1,021,089
[b]Aurora Cannabis Inc., senior note, 5.50%, 2/28/24	Canada	2,305,000		1,965,012
[b,f]Avadel Finance Cayman Ltd., senior note, 144A, 4.50%, 2/01/23	United States	1,145,000		1,256,194
[f]Canopy Growth Corp., senior note, 144A, 4.25%, 7/15/23	Canada	1,216,000	CAD	1,138,268
Collegium Pharmaceutical Inc., senior note, 2.625%, 2/15/26	United States	953,000		1,048,966
[b]Innoviva Inc., sub. note, 2.125%, 1/15/23	United States	2,047,000		2,053,032
Jazz Investments I Ltd., senior note,
1.50%, 8/15/24	United States	1,209,000		1,344,875
[b,f]144A, 2.00%, 6/15/26	United States	639,000		853,931
Omeros Corp., senior note, 5.25%, 2/15/26	United States	774,000		1,032,361
Revance Therapeutics Inc., senior note, 1.75%, 2/15/27	United States	925,000		1,028,406

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Pharmaceuticals (continued)
[f]Zogenix Inc., senior note, 144A, 2.75%, 10/01/27	United States	889,000		$1,031,238

				13,773,372

Professional Services 0.2%
[b]FTI Consulting Inc., senior note, 2.00%, 8/15/23	United States	792,000		1,023,622
[b]KBR Inc., senior note, 2.50%, 11/01/23	United States	1,410,000		1,926,846

				2,950,468

Real Estate Management & Development 0.2%
[b,f]Colliers International Group Inc., senior sub. note, 144A, 4.00%, 6/01/25	Canada	640,000		1,246,400
[f]Tricon Residential Inc., senior sub. note, 144A, 5.75%, 3/31/22	Canada	1,141,000		1,200,902

				2,447,302

Road & Rail 0.1%
[f]Uber Technologies Inc., senior note, 144A, zero cpn., 12/15/25	United States	1,171,000		1,233,132

Semiconductors & Semiconductor Equipment 0.6%
[h]ams AG, senior note, Reg S, 2.125%, 11/03/27	Austria	1,200,000	EUR	1,553,006
Impinj Inc., senior note, 2.00%, 12/15/26	United States	909,000		1,805,547
[b]Rambus Inc., senior note, 1.375%, 2/01/23	United States	791,000		997,121
[b]SMART Global Holdings Inc., senior note, 2.25%, 2/15/26	United States	1,237,000		1,660,620
[b]Synaptics Inc., senior note, 0.50%, 6/15/22	United States	1,077,000		1,982,181

				7,998,475

Software 2.7%
Alteryx Inc., senior note,
[b]0.50%, 8/01/24	United States	1,345,000		1,337,246
1.00%, 8/01/26	United States	1,005,000		1,000,887
[b]Avaya Holdings Corp., senior note, 2.25%, 6/15/23	United States	1,402,000		1,817,988
[f]Bentley Systems Inc., senior note, 144A, 0.125%, 1/15/26	United States	1,569,000		1,637,127
[f]Box Inc., senior note, 144A, zero cpn., 1/15/26	United States	1,319,000		1,392,064
[b,f]Coupa Software Inc., senior note, 144A, 0.375%, 6/15/26	United States	807,000		1,129,574
CyberArk Software Ltd., senior note, zero cpn., 11/15/24	United States	531,000		621,589
[b,f]DocuSign Inc., senior note, 144A, zero cpn., 1/15/24	United States	1,535,000		1,585,470
[f]Dropbox Inc., senior note, 144A, zero cpn., 3/01/26	United States	660,000		652,873
[f]Dye & Durham Ltd., senior note, 144A, 3.75%, 3/01/26	Canada	511,000	CAD	410,466
[b,f]Envestnet Inc., senior note, 144A, 0.75%, 8/15/25	United States	1,317,000		1,268,686
[b]Everbridge Inc., senior note, 0.125%, 12/15/24	United States	528,000		804,782
[f]Fubotv Inc., senior note, 144A, 3.25%, 2/15/26	United States	640,000		657,600
[f]i3 Verticals LLC, senior note, 144A, 1.00%, 2/15/25	United States	1,147,000		1,231,473
[b]J2 Global Inc., senior bond, 3.25%, 6/15/29	United States	2,065,000		3,361,625
LivePerson Inc., senior note,
[b]0.75%, 3/01/24	United States	1,037,000		1,905,848
[f]144A, zero cpn., 12/15/26	United States	90,000		103,091
[f]Microstrategy Inc., senior note, 144A, zero cpn., 2/15/27	United States	1,366,000		1,275,852
[f]Mitek Systems Inc., senior note, 144A, 0.75%, 2/01/26	United States	511,000		536,185
[b]Nuance Communications Inc., senior bond, 1.00%, 12/15/35	United States	897,000		1,701,977
[b]Nutanix Inc., senior note, zero cpn., 1/15/23	United States	1,614,000		1,651,541
[f]Palo Alto Networks Inc., senior note, 144A, 0.375%, 6/01/25	United States	1,291,000		1,739,148
Pluralsight Inc., senior note, 0.375%, 3/01/24	United States	46,000		44,961
PROS Holdings Inc., senior note,
1.00%, 5/15/24	United States	1,034,000		1,085,401
[f]144A, 2.25%, 9/15/27	United States	580,000		781,423
[b,f]Slack Technologies Inc., senior note, 144A, 0.50%, 4/15/25	United States	473,000		677,953
[b,f]Splunk Inc., senior note, 144A, 1.125%, 6/15/27	United States	1,537,000		1,536,868
[b]Verint Systems Inc., senior note, 1.50%, 6/01/21	United States	1,534,000		1,878,702

				33,828,400

Specialty Retail 0.3%
Guess? Inc., senior note, 2.00%, 4/15/24	United States	1,883,000		2,270,192

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Convertible Bonds (continued)
Specialty Retail (continued)
[f]RH, senior note, 144A, zero cpn., 9/15/24	United States	897,000	$2,129,858

			4,400,050

Technology Hardware, Storage & Peripherals 0.1%
[b]Pure Storage Inc., senior note, 0.125%, 4/15/23	United States	1,056,000	1,208,025

Tobacco 0.2%
[b]Turning Point Brands Inc., senior note, 2.50%, 7/15/24	United States	1,705,000	2,033,223

Total Convertible Bonds (Cost $178,436,287)			204,990,965

Corporate Bonds and Notes 9.2%
Aerospace & Defense 0.7%
The Boeing Co.,
senior bond, 2.25%, 6/15/26	United States	115,000	116,346
senior bond, 2.95%, 2/01/30	United States	50,000	51,000
senior bond, 3.25%, 2/01/35	United States	25,000	24,623
senior bond, 3.55%, 3/01/38	United States	5,000	4,949
senior bond, 3.50%, 3/01/39	United States	5,000	4,875
senior bond, 5.705%, 5/01/40	United States	80,000	100,921
senior bond, 3.375%, 6/15/46	United States	90,000	82,375
senior bond, 3.65%, 3/01/47	United States	20,000	19,275
senior bond, 3.625%, 3/01/48	United States	25,000	23,811
senior bond, 3.90%, 5/01/49	United States	100,000	98,928
senior bond, 3.75%, 2/01/50	United States	130,000	126,955
senior bond, 5.805%, 5/01/50	United States	610,000	788,103
senior bond, 3.825%, 3/01/59	United States	25,000	23,880
senior bond, 3.95%, 8/01/59	United States	115,000	113,237
senior bond, 5.93%, 5/01/60	United States	110,000	144,711
senior note, 2.196%, 2/04/26	United States	435,000	435,988
senior note, 5.15%, 5/01/30	United States	230,000	268,206
[f] Bombardier Inc., 144A,
senior bond, 5.75%, 3/15/22	Canada	102,000	103,632
[b]senior bond, 6.125%, 1/15/23	Canada	2,845,000	2,817,261
senior bond, 7.50%, 3/15/25	Canada	410,000	375,921
senior note, 6.00%, 10/15/22	Canada	1,241,000	1,218,978
senior note, 7.50%, 12/01/24	Canada	144,000	135,360
Embraer Netherlands Finance BV, senior bond, 5.05%, 6/15/25	Brazil	55,000	57,736
[f]Leonardo US Holdings Inc., senior bond, 144A, 6.25%, 1/15/40	Italy	236,000	276,120
Spirit Aerosystems Inc.,
senior bond, 4.60%, 6/15/28	United States	20,000	19,370
[f]secured note, 144A, 7.50%, 4/15/25	United States	380,000	402,678
[f]senior secured note, 144A, 5.50%, 1/15/25	United States	376,000	391,405
[f]TransDigm Inc., 144A,
senior note, 4.625%, 1/15/29	United States	150,000	147,750
senior secured note, 6.25%, 3/15/26	United States	280,000	295,441
[f]Triumph Group Inc., senior secured note, 144A, 8.875%, 6/01/24	United States	331,000	366,376

			9,036,211

Airlines 0.1%
American Airlines 2013-2 Class A Pass-Through Trust, 4.95%, 7/15/24	United States	43,068	42,370
[f]Hawaiian Brand Intellectual Property Ltd. / Hawaiianmiles Loyalty Ltd., senior secured note, 144A, 5.75%, 1/20/26	United States	581,000	610,161
United Airlines 2020-1 Class B Pass-Through Trust, 4.875%, 1/15/26	United States	50,000	52,311
United Airlines Pass-Through Trust, 2019-2, B, 3.50%, 5/01/28	United States	391,954	377,192

			1,082,034

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Automobiles 0.2%
[f]Allison Transmission Inc., senior bond, 144A, 3.75%, 1/30/31	United States	245,000		$234,741
[f]Aston Martin Capital Holdings Ltd., senior secured note, 144A, 10.50%, 11/30/25	United Kingdom	175,000		191,297
Ford Motor Co.,
senior bond, 9.625%, 4/22/30	United States	55,000		77,897
senior note, 9.00%, 4/22/25	United States	260,000		314,876
General Motors Co., senior bond,
5.20%, 4/01/45	United States	30,000		35,842
5.40%, 4/01/48	United States	140,000		171,768
5.95%, 4/01/49	United States	897,000		1,174,180
[i]General Motors Financial Co. Inc., junior sub. note, Perpetual,
A, 5.75%	United States	100,000		105,190
B, 6.50%	United States	75,000		82,078
C, 5.70%	United States	35,000		38,938
[h]TML Holdings Pte. Ltd., senior note, Reg S, 5.75%, 5/07/21	India	200,000		200,700

				2,627,507

Banks 0.6%
[h] Axis Bank Ltd., senior note, Reg S,
2.875%, 6/01/21	India	500,000		502,120
3.00%, 8/08/22	India	600,000		612,830
[f,j,k]Banco Hipotecario SA, senior note, 144A, FRN, 38.125%, (ARS BADLAR + 4.00%), 11/07/22	Argentina	3,160,000	ARS	22,305
[f,k]Banco Macro SA, senior note, 144A, 17.50%, 5/08/22	Argentina	1,740,000	ARS	10,072
[h]Bank of Baroda, E, senior note, Reg S, 3.50%, 4/04/22	India	400,000		408,801
Barclays PLC, sub. bond, 3.564%, 9/23/35	United Kingdom	325,000		331,984
[h]Canara Bank, senior note, Reg S,
E, 3.25%, 8/10/22	India	200,000		204,690
E, 3.875%, 3/28/24	India	466,000		494,019
Deutsche Bank AG,
senior bond, 3.547%, 9/18/31	Germany	150,000		158,679
sub. bond, 3.729%, 1/14/32	Germany	200,000		199,142
[h]ICICI Bank Ltd., E, senior note, Reg S, 3.25%, 9/09/22	India	300,000		308,119
[h]Indusind Bank Ltd., E, senior note, Reg S, 3.875%, 4/15/22	India	600,000		609,420
[f]Societe Generale SA, sub. bond, 144A, 3.653%, 7/08/35	France	200,000		207,275
Standard Chartered PLC,
[f]sub. bond, 144A, 3.265%, 2/18/36	United Kingdom	255,000		252,653
[h,i]junior sub. bond, Reg S, 7.50%, Perpetual	United Kingdom	600,000		628,827
[h]State Bank of India, E, senior note, Reg S, 4.50%, 9/28/23	India	1,500,000		1,620,833
[h,i]TMB Bank PCL, E, junior sub. note, Reg S, 4.90%, Perpetual	Thailand	400,000		403,795
[h]VTB Bank OJSC Via VTB Capital SA, loan participation, sub. senior note, Reg S, 6.95%, 10/17/22	Russia	959,000		1,024,398

				7,999,962

Beverages 0.0%†
Fomento Economico Mexicano SAB de CV, senior bond, 3.50%, 1/16/50	Mexico	244,000		249,002

Building Products 0.0%†
[f]Builders FirstSource Inc., senior secured note, 144A, 6.75%, 6/01/27	United States	205,000		220,119

Capital Markets 0.2%
Brixmor Operating Partnership LP, senior bond, 4.05%, 7/01/30	United States	415,000		460,109
eG Global Finance PLC, senior secured note,
[f]144A, 4.375%, 2/07/25	United Kingdom	100,000	EUR	119,035
[f]144A, 6.25%, 10/30/25	United Kingdom	144,000	EUR	177,945
[h]Reg S, 6.25%, 10/30/25	United Kingdom	318,000	EUR	392,961
FS KKR Capital Corp., senior note, 3.40%, 1/15/26	United States	365,000		365,038

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Capital Markets (continued)
[h]Huarong Finance 2017 Co. Ltd., senior note, Reg S,
[j]FRN, 2.063%, (3-Month USD LIBOR + 1.85%), 4/27/22	China	500,000		$502,186
[i]4.50%, Perpetual	China	200,000		203,553
[h]Huarong Finance 2019 Co. Ltd., E, senior bond, Reg S, 3.625%, 9/30/30	China	200,000		202,148
Owl Rock Capital Corp., senior note, 3.40%, 7/15/26	United States	290,000		298,935

				2,721,910

Chemicals 0.0%†
[f] Braskem Netherlands Finance BV, senior bond, 144A, 4.50%, 1/31/30	Brazil	200,000		203,390

Communications Equipment 0.1%
[f] CommScope Inc., 144A,
senior note, 7.125%, 7/01/28	United States	430,000		451,530
senior secured note, 6.00%, 3/01/26	United States	190,000		199,987
[f]CommScope Technologies LLC, senior bond, 144A, 5.00%, 3/15/27	United States	180,000		176,662
[f]HTA Group Ltd., senior note, 144A, 7.00%, 12/18/25	Democratic Republic of the Congo	435,000		466,207

				1,294,386

Construction & Engineering 0.1%
[h,i]China Minmetals Corp., senior note, Reg S, 4.45%, Perpetual	China	400,000		402,569
GMR Hyderabad International Airport Ltd., senior secured note,
[h]Reg S, 5.375%, 4/10/24	India	200,000		206,856
[f]144A, 4.75%, 2/02/26	India	200,000		200,737

				810,162

Construction Materials 0.1%
[f] Cemex SAB de CV, senior secured bond, 144A,
5.45%, 11/19/29	Mexico	200,000		218,930
5.20%, 9/17/30	Mexico	245,000		266,376
3.875%, 7/11/31	Mexico	200,000		199,830
[f]Standard Industries Inc., senior bond, 144A, 4.375%, 7/15/30	United States	300,000		310,040

				995,176

Consumer Finance 0.1%
[h]Muthoot Finance Ltd., senior secured note, Reg S,
6.125%, 10/31/22	India	400,000		419,760
4.40%, 9/02/23	India	200,000		204,331
[h]Shriram Transport Finance Co. Ltd., Reg S,
senior note, 4.40%, 3/13/24	India	100,000		100,575
senior secured note, E, 5.70%, 2/27/22	India	200,000		204,050

				928,716

Diversified Consumer Services 0.0%†
[h]Loxam SAS, senior secured note, Reg S, 3.25%, 1/14/25	France	100,000	EUR	119,448
[f]Sabre GLBL Inc., senior secured note, 144A, 9.25%, 4/15/25	United States	35,000		41,563

				161,011

Diversified Financial Services 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, senior note, 6.50%, 7/15/25	Ireland	150,000		175,913
[f]Aviation Capital Group LLC, senior note, 144A, 1.95%, 1/30/26	United States	50,000		49,229
[h]Azure Orbit IV International Finance Ltd., E, senior note, Reg S, 3.75%, 1/25/23	China	500,000		522,512
[h]Bocom Leasing Management Hong Kong Co. Ltd., senior note, Reg S,
E, 4.00%, 1/22/22	China	200,000		204,722
E, 1.75%, 7/14/23	China	200,000		201,587

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Diversified Financial Services (continued)
[h]CDBL Funding 2, senior note, Reg S,
E, 3.00%, 8/01/22	China	200,000		$204,970
E, 1.375%, 3/04/24	China	800,000		798,248
[h]CICC Hong Kong Finance 2016 MTN Ltd., senior note, Reg S,
E, 1.75%, 8/10/23	China	400,000		402,896
E, 1.625%, 1/26/24	China	300,000		300,674
[f]Financiera de Desarrollo Territorial SA Findeter, senior bond, 144A, 7.875%, 8/12/24	Colombia	393,000,000	COP	119,211
[h]Horse Gallop Finance Ltd., E, senior note, Reg S, 3.25%, 5/30/22	China	800,000		819,968
[f]Indian Railway Finance Corp. Ltd., senior bond, 144A, 2.80%, 2/10/31	India	200,000		194,347
[f]Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., senior note, 144A,
5.25%, 10/01/25	United States	80,000		79,650
4.25%, 2/01/27	United States	60,000		58,050
[h]MDC-GMTN BV, senior bond, Reg S, 4.50%, 11/07/28	United Arab Emirates	261,000		307,338
[f]Quicken Loans Inc., senior bond, 144A, 5.25%, 1/15/28	United States	520,000		549,601
[f]Quicken Loans LLC / Quicken Loans Co.-Issuer Inc., 144A,
senior bond, 3.875%, 3/01/31	United States	380,000		378,100
senior note, 3.625%, 3/01/29	United States	355,000		352,116
[h]Rec Ltd., senior note, Reg S,
4.75%, 5/19/23	India	1,000,000		1,065,300
5.25%, 11/13/23	India	400,000		436,468

				7,220,900

Diversified Telecommunication Services 0.7%
[f]Cincinnati Bell Inc., senior note, 144A, 8.00%, 10/15/25	United States	4,421,000		4,716,654
[f]Frontier Communications Corp., senior secured note, 144A,
5.875%, 10/15/27	United States	465,000		498,422
5.00%, 5/01/28	United States	219,000		225,915
[f]Kenbourne Invest SA, senior note, 144A, 6.875%, 11/26/24	Chile	200,000		216,000
[f,l]Ligado Networks LLC, 144A, PIK,
[e]secured note, 17.50%, 5/01/24	United States	440,000		363,000
[b]senior secured note, 15.50%, 11/01/23	United States	2,564,000		2,589,640

				8,609,631

Electric Utilities 0.4%
[b,d]Bruce Mansfield Escrow, senior bond, zero cpn., 6/01/34	United States	6,394,000		23,977
[h]Eskom Holdings SOC Ltd., senior bond, Reg S, 8.45%, 8/10/28	South Africa	1,134,000		1,274,559
[h,i]Huaneng Hong Kong Capital Ltd., senior note, Reg S, 3.60%, Perpetual	China	200,000		204,629
[f]IPALCO Enterprises Inc., senior secured bond, 144A, 4.25%, 5/01/30	United States	30,000		33,885
[f]Oryx Funding Ltd., senior bond, 144A, 5.80%, 2/03/31	Oman	283,000		295,547
Pacific Gas and Electric Co.,
secured bond, 4.50%, 7/01/40	United States	1,106,000		1,184,541
secured bond, 4.95%, 7/01/50	United States	55,000		59,686
secured bond, 3.50%, 8/01/50	United States	200,000		181,324
[b]senior bond, 4.75%, 2/15/44	United States	953,000		1,018,134
senior bond, 4.30%, 3/15/45	United States	95,000		97,076
secured note, 3.15%, 1/01/26	United States	874,000		929,511
Southern California Edison Co.,
secured bond, 3.65%, 2/01/50	United States	40,000		41,209
senior bond, 4.00%, 4/01/47	United States	10,000		10,840
senior bond, C, 4.125%, 3/01/48	United States	15,000		16,547

				5,371,465

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Energy Equipment & Services 0.0%†
[f]Transocean Inc., senior note, 144A, 7.50%, 1/15/26	United States	846,000		$541,440

Entertainment 0.1%
[e,f]AMC Entertainment Holdings Inc., senior secured note, 144A, 10.50%, 4/15/25	United States	897,000		945,505
Netflix Inc., senior bond,
4.875%, 4/15/28	United States	55,000		62,704
5.875%, 11/15/28	United States	70,000		84,067
6.375%, 5/15/29	United States	75,000		93,281
[f]144A, 5.375%, 11/15/29	United States	10,000		11,827
[f]144A, 4.875%, 6/15/30	United States	180,000		207,225

				1,404,609

Equity Real Estate Investment Trusts (REITs) 0.1%
[f]Iron Mountain Inc., 144A,
senior bond, 5.25%, 7/15/30	United States	210,000		216,300
senior note, 5.00%, 7/15/28	United States	130,000		135,039
National Health Investors Inc., senior bond, 3.00%, 2/01/31	United States	30,000		29,188
[f]SBA Communications Corp., senior note, 144A, 3.125%, 2/01/29	United States	250,000		243,495

				624,022

Food & Staples Retailing 0.1%
[h,i]Casino Guichard Perrachon SA, E, junior sub. note, Reg S, 3.992%, Perpetual	France	600,000	EUR	485,902
[f]Marb Bondco PLC, senior bond, 144A, 3.95%, 1/29/31	Brazil	225,000		218,531
[h]Olam International Ltd., E, senior note, Reg S, 4.50%, 4/12/21	Singapore	300,000		300,360
[f]Smithfield Foods Inc., senior bond, 144A, 3.00%, 10/15/30	United States	30,000		30,638

				1,035,431

Food Products 0.0%†
Kraft Heinz Foods Co., senior bond,
5.00%, 6/04/42	United States	45,000		53,076
4.375%, 6/01/46	United States	95,000		103,741
4.875%, 10/01/49	United States	150,000		175,896
[f]Post Holdings Inc., senior bond, 144A, 5.75%, 3/01/27	United States	80,000		83,922

				416,635

Health Care Providers & Services 0.2%
Centene Corp., senior bond, 2.50%, 3/01/31	United States	245,000		237,270
[f]Centene Escrow I Corp., senior note, 144A, 5.375%, 6/01/26	United States	1,000,000		1,046,140
Encompass Health Corp., senior bond, 4.625%, 4/01/31	United States	593,000		630,655
HCA Inc., senior bond, 3.50%, 9/01/30	United States	180,000		187,502
Tenet Healthcare Corp.,
secured note, 5.125%, 5/01/25	United States	20,000		20,125
[f]secured note, 144A, 6.25%, 2/01/27	United States	35,000		36,991
[f]senior note, 144A, 6.125%, 10/01/28	United States	45,000		47,428
[f]senior secured note, 144A, 4.625%, 6/15/28	United States	130,000		135,404
[f]US Acute Care Solutions LLC, senior secured note, 144A, 6.375%, 3/01/26	United States	606,000		620,393

				2,961,908

Hotels, Restaurants & Leisure 0.3%
[f]1011778 BC ULC / New Red Finance Inc., 144A,
secured bond, 4.00%, 10/15/30	Canada	70,000		68,351
secured note, 4.375%, 1/15/28	Canada	345,000		350,758
[f]Carnival Corp., senior note, 144A, 5.75%, 3/01/27	United States	295,000		299,838
[b,f]Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24	United States	667,000		679,093
[f]Hilton Domestic Operating Co. Inc., senior bond, 144A, 4.00%, 5/01/31	United States	290,000		294,531
Hyatt Hotels Corp.,
senior bond, 5.75%, 4/23/30	United States	95,000		113,191
senior note, 5.375%, 4/23/25	United States	50,000		56,349

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes (continued)
Hotels, Restaurants & Leisure (continued)
Marriott International Inc.,
senior bond, FF, 4.625%, 6/15/30	United States	75,000	$85,512
senior note, EE, 5.75%, 5/01/25	United States	45,000	51,989
[f]Royal Caribbean Cruises Ltd., 144A,
senior note, 9.125%, 6/15/23	United States	547,000	601,016
senior secured note, 11.50%, 6/01/25	United States	484,000	566,885
[f]Scientific Games International Inc., senior note, 144A, 7.00%, 5/15/28	United States	20,000	21,228
Travel + Leisure Co.,
senior secured bond, 6.00%, 4/01/27	United States	10,000	11,156
[f]senior secured bond, 144A, 4.625%, 3/01/30	United States	35,000	36,340
[f]senior secured note, 144A, 6.625%, 7/31/26	United States	125,000	141,256
Yum! Brands Inc., senior bond, 3.625%, 3/15/31	United States	155,000	149,188

			3,526,681

Household Durables 0.1%
[f]K. Hovnanian Enterprises Inc., senior secured note, 144A, 7.75%, 2/15/26	United States	1,628,000	1,741,960

Independent Power & Renewable Electricity Producers 0.0%†
[f]The AES Corp., senior bond, 144A, 3.95%, 7/15/30	United States	75,000	82,078
[f]Calpine Corp., 144A,
senior secured bond, 3.75%, 3/01/31	United States	365,000	352,849
senior note, 5.125%, 3/15/28	United States	85,000	85,545

			520,472

Industrial Conglomerates 0.1%
General Electric Co., senior bond,
3.625%, 5/01/30	United States	110,000	120,166
4.35%, 5/01/50	United States	50,000	55,701
Icahn Enterprises LP / Icahn Enterprises Finance Corp., senior note,
6.25%, 5/15/26	United States	85,000	89,530
5.25%, 5/15/27	United States	265,000	278,913
[f]144A, 4.375%, 2/01/29	United States	235,000	235,223

			779,533

Insurance 0.2%
Athene Holding Ltd., senior bond, 3.50%, 1/15/31	United States	110,000	114,749
[b,j]Genworth Holdings Inc., senior bond, FRN, 2.196%, (3-Month USD LIBOR + 2.00%), 11/15/66	United States	1,717,000	862,792
[f]Global Atlantic Finance Co., senior bond, 144A, 4.40%, 10/15/29	United States	165,000	179,835
[h,i]KDB Life Insurance Co. Ltd., sub. note, Reg S, 7.50%, Perpetual	South Korea	400,000	405,112
[h,i]Tongyang Life Insurance Co. Ltd., sub. note, Reg S, 5.25%, Perpetual	South Korea	400,000	417,196

			1,979,684

Internet & Direct Marketing Retail 0.1%
Expedia Group Inc.,
senior bond, 3.80%, 2/15/28	United States	95,000	101,965
[f,m]senior bond, 144A, 2.95%, 3/15/31	United States	80,000	79,268
[f]senior note, 144A, 6.25%, 5/01/25	United States	315,000	369,120
[f]senior note, 144A, 7.00%, 5/01/25	United States	160,000	176,989
[f]senior note, 144A, 4.625%, 8/01/27	United States	115,000	128,119
senior note, 3.25%, 2/15/30	United States	505,000	518,360
[f]Go Daddy Operating Co. LLC / Gd Finance Co. Inc., senior note, 144A, 3.50%, 3/01/29	United States	170,000	169,363

			1,543,184

Marine 0.0%†
[f]Stena International SA, senior secured bond, 144A, 5.75%, 3/01/24	Sweden	299,000	300,837

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes (continued)
Media 0.3%
AMC Networks Inc., senior note, 4.25%, 2/15/29	United States	85,000	$83,305
[f]CCO Holdings LLC / CCO Holdings Capital Corp., senior bond, 144A,
4.50%, 8/15/30	United States	130,000	134,778
4.25%, 2/01/31	United States	850,000	861,687
[f]Clear Channel Worldwide Holdings Inc., senior secured note, 144A, 5.125%, 8/15/27	United States	195,000	198,364
[f]CSC Holdings LLC, senior bond, 144A,
4.125%, 12/01/30	United States	305,000	306,525
4.625%, 12/01/30	United States	610,000	609,155
[f]Diamond Sports Group LLC / Diamond Sports Finance Co., senior note, 144A, 6.625%, 8/15/27	United States	200,000	103,250
iHeartCommunications Inc.,
senior note, 8.375%, 5/01/27	United States	760,000	806,839
senior secured note, 6.375%, 5/01/26	United States	40,000	42,399
[f]senior secured note, 144A, 5.25%, 8/15/27	United States	90,000	92,402
[f]senior secured note, 144A, 4.75%, 1/15/28	United States	175,000	179,015
[f]Outfront Media Capital LLC / Outfront Media Capital Corp., senior bond, 144A, 4.625%, 3/15/30	United States	65,000	64,412
[f]Sirius XM Radio Inc., senior bond, 144A, 5.50%, 7/01/29	United States	15,000	16,261

			3,498,392

Metals & Mining 0.3%
[h]Abja Investment Co. Pte Ltd., senior note, Reg S, 4.45%, 7/24/23	India	400,000	408,311
[f]CSN Inova Ventures, senior note, 144A, 6.75%, 1/28/28	Brazil	414,000	447,638
[f]First Quantum Minerals Ltd., senior note, 144A,
6.875%, 3/01/26	Zambia	200,000	209,125
6.875%, 10/15/27	Zambia	620,000	673,475
Freeport-McMoRan Inc.,
senior bond, 4.625%, 8/01/30	United States	95,000	105,168
senior bond, 5.40%, 11/14/34	United States	130,000	161,281
senior bond, 5.45%, 3/15/43	United States	20,000	24,887
senior note, 4.375%, 8/01/28	United States	135,000	144,148
[h]Indonesia Asahan Aluminium Persero PT, senior bond, Reg S, 5.80%, 5/15/50	Indonesia	400,000	465,000
[h]JSW Steel Ltd., senior note, Reg S, 5.25%, 4/13/22	India	200,000	206,218
[h,i]MCC Holding Hong Kong Corp. Ltd., senior note, Reg S, 3.50%, Perpetual	China	200,000	201,006
[f]Novelis Corp., senior bond, 144A, 4.75%, 1/30/30 U.S. Steel Corp.,	United States	90,000	93,967
senior note, 6.875%, 3/01/29	United States	224,000	219,940
[f]senior secured note, 144A, 12.00%, 6/01/25	United States	251,000	301,627
[f]Volcan Cia Minera SAA, senior note, 144A, 4.375%, 2/11/26	Peru	30,000	30,900

			3,692,691

Mortgage Real Estate Investment Trusts (REITs) 0.0%†
[f]MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc., senior note, 144A, 3.875%, 2/15/29	United States	135,000	136,941

Multiline Retail 0.1%
Kohl’s Corp.,
senior bond, 5.55%, 7/17/45	United States	338,000	384,868
senior note, 9.50%, 5/15/25	United States	271,000	350,240

			735,108

Oil, Gas & Consumable Fuels 1.7%
[f]Aker BP ASA, senior bond, 144A,
3.75%, 1/15/30	Norway	350,000	370,201
4.00%, 1/15/31	Norway	150,000	160,429

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*			Value

Corporate Bonds and Notes (continued)
Oil, Gas & Consumable Fuels (continued)
Cheniere Corpus Christi Holdings LLC, senior secured note, 3.70%, 11/15/29	United States	335,000			$363,077
Energy Transfer Operating LP, senior bond,
5.30%, 4/15/47	United States	128,000			139,321
6.25%, 4/15/49	United States	256,000			306,562
Equities Corp., senior note, 5.00%, 1/15/29	United States	10,000			10,975
[f]Gray Oak Pipeline LLC, senior note, 144A, 3.45%, 10/15/27	United States	20,000			20,665
[f]Hurricane Finance PLC, senior note, 144A, 8.00%, 10/15/25	United Kingdom	158,000			238,892
[h]Indian Oil Corp. Ltd., senior bond, Reg S, 5.75%, 8/01/23	India	200,000			219,584
Kinder Morgan Inc., senior bond, 5.05%, 2/15/46	United States	40,000			46,530
[f,h] Leviathan Bond Ltd., senior note, 144A, Reg S,
6.125%, 6/30/25	Israel	135,000			148,505
6.50%, 6/30/27	Israel	100,000			111,362
[f] Moss Creek Resources Holdings Inc., senior note, 144A,
7.50%, 1/15/26	United States	84,000			69,878
10.50%, 5/15/27	United States	455,000			403,676
Nabors Industries Inc., senior note, 5.75%, 2/01/25	United States	864,000			687,420
[h]ONGC Videsh Vankorneft Pte Ltd., senior note, Reg S, 2.875%, 1/27/22	India	2,100,000			2,129,615
Petrobras Global Finance BV, senior bond,
6.90%, 3/19/49	Brazil	797,000			893,756
6.75%, 6/03/50	Brazil	793,000			866,749
6.85%, 6/05/15	Brazil	1,730,000			1,886,565
Petroleos Mexicanos,
[h]senior bond, Reg S, 7.19%, 9/12/24	Mexico	8,080,000	[n]	MXN	362,355
senior bond, 7.47%, 11/12/26	Mexico	26,230,000	[n]	MXN	1,103,589
senior bond, 5.95%, 1/28/31	Mexico	1,204,000			1,164,419
senior bond, 6.625%, 6/15/35	Mexico	380,000			361,402
senior bond, 6.375%, 1/23/45	Mexico	1,018,000			872,935
senior bond, 6.75%, 9/21/47	Mexico	1,858,000			1,638,291
senior bond, 6.35%, 2/12/48	Mexico	1,509,000			1,286,422
senior bond, 6.95%, 1/28/60	Mexico	415,000			367,752
senior note, 3.50%, 1/30/23	Mexico	959,000			970,868
[f]senior note, 144A, 6.875%, 10/16/25	Mexico	297,000			322,953
senior note, 4.50%, 1/23/26	Mexico	288,000			283,752
Sabine Pass Liquefaction LLC, senior secured note, 4.50%, 5/15/30	United States	270,000			309,386
[f]Saudi Arabian Oil Co., senior bond, 144A, 3.25%, 11/24/50	Saudi Arabia	285,000			268,157
Sunoco Logistics Partners Operations LP, senior bond,
5.30%, 4/01/44	United States	119,000			129,404
5.35%, 5/15/45	United States	96,000			103,580
[f]Talos Production Inc., secured note, 144A, 12.00%, 1/15/26	United States	518,000			490,481
[f]Targa Resources Partners LP / Targa Resources Partners Finance Corp., senior bond, 144A, 4.00%, 1/15/32	United States	55,000			53,980
[h]Thai Oil PCL, senior bond, Reg S, 3.625%, 1/23/23	Thailand	200,000			208,100
YPF Sociedad Anonima,
[f]senior bond, 144A, 6.95%, 7/21/27	Argentina	105,000			66,806
[h]senior note, Reg S, 8.75%, 4/04/24	Argentina	1,107,000			924,068
[h]senior note, Reg S, 8.50%, 3/23/25	Argentina	487,000			407,984

					20,770,446

Paper & Forest Products 0.0%†
[f]Paper Industries Intermediate Financing SARL, senior secured note, 144A, 6.00%, 3/01/25	Luxembourg	76,000			62,813
Suzano Austria GMBH, senior bond, 3.75%, 1/15/31	Brazil	160,000			169,192

					232,005

Personal Products 0.0%†
[f,m]Edgewell Personal Care Co., senior note, 144A, 4.125%, 4/01/29	United States	71,000			70,911

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Pharmaceuticals 0.2%
Teva Pharmaceutical Finance Netherlands II BV, senior note, 6.00%, 1/31/25	Israel	335,000	EUR	$442,592
Teva Pharmaceutical Finance Netherlands III BV,
senior bond, 3.15%, 10/01/26	Israel	220,000		206,582
senior bond, 4.10%, 10/01/46	Israel	1,145,000		970,388
senior note, 7.125%, 1/31/25	Israel	200,000		216,874
[f]Viatris Inc., senior bond, 144A, 4.00%, 6/22/50	United States	180,000		187,387

				2,023,823

Pipelines 0.0%†
[f]Galaxy Pipeline Assets Bidco Ltd., senior secured bond, 144A, 2.94%, 9/30/40	United Arab Emirates	200,000		198,135

Professional Services 0.0%†
[f]Trinet Group Inc., senior note, 144A, 3.50%, 3/01/29	United States	155,000		153,838

Real Estate Management & Development 0.6%
[h] China Evergrande Group, Reg S,
senior note, 8.25%, 3/23/22	China	430,000		413,875
senior secured note, 9.50%, 4/11/22	China	1,070,000		1,037,903
[h]China Overseas Grand Oceans Finance IV Cayman Ltd., senior note, Reg S, 4.875%, 6/01/21	China	400,000		403,314
[h] CIFI Holdings Group Co. Ltd., senior note, Reg S,
6.875%, 4/23/21	China	200,000		201,321
5.50%, 1/23/22	China	200,000		203,400
[h] Country Garden Holdings Co. Ltd., senior secured note, Reg S,
4.75%, 1/17/23	China	400,000		410,400
4.75%, 9/28/23	China	200,000		205,193
[h] Kaisa Group Holdings Ltd., senior secured note, Reg S,
9.375%, 6/30/24	China	830,000		794,731
11.25%, 4/16/25	China	640,000		638,400
[h] Logan Group Co. Ltd., senior note, Reg S,
6.375%, 3/07/21	China	300,000		300,129
5.75%, 1/03/22	China	400,000		406,200
[h]New Metro Global Ltd., senior note, Reg S, 6.50%, 4/23/21	China	400,000		402,624
[h,i]Overseas Chinese Town Asia Holdings Ltd., senior note, Reg S, 4.50%, Perpetual	China	200,000		205,360
[h] Shimao Group Holdings Ltd., senior secured note, Reg S,
6.375%, 10/15/21	China	400,000		411,930
4.75%, 7/03/22	China	900,000		918,440
[h]Sunac China Holdings Ltd., senior secured note, Reg S, 5.95%, 4/26/24	China	200,000		199,501
[h,j]Vanke Real Estate Hong Kong Co. Ltd., E, senior note, FRN, Reg S, 1.738%, (3-Month USD LIBOR + 1.55%), 5/25/23	China	200,000		200,741
[h]Westwood Group Holdings Ltd., E, senior note, Reg S, 4.875%, 4/19/21	China	200,000		200,830
[f]WeWork Cos. Inc., senior note, 144A, 7.875%, 5/01/25	United States	210,000		190,575

				7,744,867

Road & Rail 0.2%
[f] Uber Technologies Inc., senior note, 144A,
7.50%, 5/15/25	United States	295,000		317,509
8.00%, 11/01/26	United States	1,085,000		1,174,214
7.50%, 9/15/27	United States	450,000		492,750
6.25%, 1/15/28	United States	185,000		197,996

				2,182,469

Semiconductors & Semiconductor Equipment 0.1%
Broadcom Inc.,
senior bond, 4.15%, 11/15/30	United States	10,000		11,067
senior bond, 4.30%, 11/15/32	United States	490,000		551,960

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Semiconductors & Semiconductor Equipment (continued)
Broadcom Inc., (continued)
senior note, 4.75%, 4/15/29	United States	115,000		$131,882
senior note, 5.00%, 4/15/30	United States	135,000		157,089
Micron Technology Inc., senior bond,
5.327%, 2/06/29	United States	385,000		466,029
4.663%, 2/15/30	United States	140,000		164,652

				1,482,679

Software 0.1%
[f]Veritas U.S. Inc. / Veritas Bermuda Ltd., senior secured note, 144A, 7.50%, 9/01/25	United States	576,000		598,435

Specialty Retail 0.2%
AutoNation Inc., senior bond, 4.75%, 6/01/30	United States	40,000		47,215
[h,i]Baoxin Auto Finance I Ltd., senior note, Reg S, 9.109%, Perpetual	China	200,000		144,182
[f]Carvana Co., senior note, 144A,
5.625%, 10/01/25	United States	407,000		424,806
5.875%, 10/01/28	United States	518,000		545,843
[f]Guitar Center Inc., senior secured note, 144A, 8.50%, 1/15/26	United States	754,000		794,060
[b]L Brands Inc., senior note, 7.50%, 6/15/29	United States	336,000		379,952
[f]Lithia Motors Inc., senior bond, 144A, 4.375%, 1/15/31	United States	30,000		31,556
[f]Murphy Oil USA Inc., senior bond, 144A, 3.75%, 2/15/31	United States	40,000		40,025

				2,407,639

Thrifts & Mortgage Finance 0.1%
[h]IIFL Finance Ltd., E, senior secured note, Reg S, 5.875%, 4/20/23	India	200,000		199,939
[h]Indiabulls Housing Finance Ltd., E, senior secured note, Reg S, 6.375%, 5/28/22	India	400,000		387,991

				587,930

Trading Companies & Distributors 0.1%
Air Lease Corp.,
senior bond, 3.125%, 12/01/30	United States	360,000		361,999
[i]junior sub. note, B, 4.65%, Perpetual	United States	170,000		166,175
Aircastle Ltd., senior note, 4.25%, 6/15/26	United States	310,000		329,617
[h]BOC Aviation Ltd., senior note, Reg S,
G, 3.00%, 5/23/22	Singapore	200,000		203,619
G, 2.75%, 12/02/23	Singapore	500,000		518,725

				1,580,135

Transportation Infrastructure 0.0%†
[f]Adani Ports & Special Economic Zone Ltd., senior note, 144A, 4.20%, 8/04/27	India	200,000		216,133

Wireless Telecommunication Services 0.0%†
[f]Bharti Airtel Ltd., senior bond, 144A, 3.25%, 6/03/31	India	200,000		199,186

Total Corporate Bonds and Notes (Cost $110,424,677)				115,419,741

Corporate Bonds and Notes in Reorganization 0.5%
Auto Components 0.1%
[f,o]Garrett LX I Sarl / Garrett Borrowing LLC, senior note, 144A, 5.125%, 10/15/26	Switzerland	1,200,000	EUR	1,550,150

Diversified Telecommunication Services 0.2%
[o]Frontier Communications Corp.,
senior bond, 7.125%, 1/15/23	United States	396,000		211,612
senior bond, 7.625%, 4/15/24	United States	108,000		58,523
senior bond, 6.875%, 1/15/25	United States	217,000		115,146
senior bond, 7.875%, 1/15/27	United States	18,000		9,514

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes in Reorganization (continued)
Diversified Telecommunication Services (continued)
[o]Frontier Communications Corp., (continued)
senior bond, 9.00%, 8/15/31	United States	276,000	$145,590
senior bond, 7.45%, 7/01/35	United States	27,000	14,426
senior note, 10.50%, 9/15/22	United States	452,000	257,923
senior note, 11.00%, 9/15/25	United States	165,000	94,359
[f,o]Intelsat Jackson Holdings SA, senior secured note, first lien, 144A, 9.50%, 9/30/22	Luxembourg	1,297,000	1,532,386

			2,439,479

Metals & Mining 0.0%†
[h,o]Samarco Mineracao SA, senior bond, Reg S, 4.125%, 11/01/22	Brazil	535,000	446,061

Road & Rail 0.2%
[o]The Hertz Corp., senior note,
6.25%, 10/15/22	United States	514,000	389,355
[b,f]144A, 5.50%, 10/15/24	United States	1,124,000	846,512
[f]144A, 6.00%, 1/15/28	United States	1,340,000	1,010,863

			2,246,730

Total Corporate Bonds and Notes in Reorganization (Cost $5,316,043)			6,682,420

[j]Senior Floating Rate Interests 0.4%
Communications Equipment 0.1%
Riverbed Technology Inc., Term Loan B, 7.50%, (3-Month USD LIBOR + 4.50%), 12/31/26	United States	851,002	692,715

Diversified Financial Services 0.0%†
Ziggo BV, Term Loan H, 3.00%, (3-Month EURIBOR + 3.00%), 1/31/29	United States	115,000	138,786

Diversified Telecommunication Services 0.2%
Frontier Communications Corp., Term Loan DIP, 5.75%, (1- Month USD LIBOR + 4.75%), 10/08/21	United States	260,381	263,312
[p]Intelsat Jackson Holdings SA,
Term Loan B4, 8.75%, (1-Month USD LIBOR + 4.50%), 1/02/24	United States	2,000,000	2,040,270
Term Loan DIP, 6.50%, (1-Month USD LIBOR + 5.50%), 7/13/22	United States	91,150	92,887

			2,396,469

Hotels, Restaurants & Leisure 0.1%
Golden Nugget Inc., Term Loan B, 3.25%, (1-Month USD LIBOR + 2.50%), 10/04/23	United States	224,367	222,906
Playa Hotels & Resorts NV, Term Loan B1, 3.75%, (1-Month USD LIBOR + 2.75%), 4/29/24	United States	916,093	884,602

			1,107,508

Household Durables 0.0%†
Weber-Stephen Products LLC, Term Loan B, 4.00%, (1-Month USD LIBOR + 3.25%), 10/30/27	United States	85,000	85,467

Insurance 0.0%†
AmWINS Group Inc., Term Loan B, 3.00%, (1-Month USD LIBOR + 2.25%), 2/17/28	United States	43,027	43,096

Personal Products 0.0%†
Creed, Term Loan BE, 5.00%, (6-Month EURIBOR + 5.00%), 5/28/27	United Kingdom	341,625	410,986

Total Senior Floating Rate Interests (Cost $4,683,564)			4,875,027

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Credit-Linked Notes 0.6%
[f]HSBC Bank PLC, (Ghana), 144A, 17.60%, 2/23/23	Ghana	2,875,000	GHS	$500,000
[f]JPMorgan Chase Bank NA, (Egypt), 144A, zero cpn., 9/16/21	Egypt	11,801,000	EGP	702,731
[f]JPMorgan Structured Products BV, (Egypt), senior note, 144A, 13.765%, 1/08/24	Egypt	8,250,000	EGP	522,477
[f]Standard Chartered Bank, (Uganda), senior bond, 144A, 17.00%, 4/07/31	Uganda	2,011,700,000	UGX	582,311
[d,f]Citigroup Global Markets Holdings Inc., (Egypt), G, senior note, 144A, zero cpn., 4/22/21	Egypt	14,772,000	EGP	923,401
[f]HSBC Bank PLC, (Egypt), 144A, zero cpn., 7/15/21	Egypt	7,550,000	EGP	458,771
[f,h]HSBC Bank PLC, (Egypt), 144A, Reg S, zero cpn., 5/20/21	Egypt	2,375,000	EGP	147,174
[d,f]ICBC Standard Bank PLC, (Egypt), EmTN, 144A, zero cpn., 3/04/21	Egypt	30,564,152	EGP	1,946,176
[f]ICBC Standard Bank PLC, (Egypt), EmTN, 144A, zero cpn., 7/01/21	Egypt	31,527,794	EGP	1,929,581

Total Credit-Linked Notes (Cost $7,738,360)				7,712,622

Foreign Government and Agency Securities 3.4%
[h]Export-Import Bank of Korea, senior note, Reg S, 6.75%, 8/09/22	South Korea	7,100,000	INR	98,049
[h]Government of Angola, senior bond, Reg S,
8.00%, 11/26/29	Angola	454,000		443,649
9.375%, 5/08/48	Angola	380,000		374,342
9.125%, 11/26/49	Angola	1,090,000		1,053,801
Government of Argentina,
senior bond, 0.125%, 7/09/35	Argentina	1,633,480		523,530
senior bond, 0.125%, 1/09/38	Argentina	3,350,000		1,246,200
senior bond, 0.125%, 7/09/41	Argentina	2,130,000		732,720
senior bond, 0.125%, 7/09/46	Argentina	1,089,478		350,267
senior note, 1.00%, 7/09/29	Argentina	133,787		52,980
[f]Government of Bahamas, senior bond, 144A, 8.95%, 10/15/32	Bahamas	721,000		770,605
[h]Government of Bahrain, senior bond, Reg S,
7.00%, 1/26/26	Bahrain	467,000		540,553
6.25%, 1/25/51	Bahrain	935,000		900,620
Government of Colombia, B, senior bond, 7.00%, 6/30/32	Colombia	2,450,000,000	COP	706,550
Government of Egypt,
182D, zero cpn., 6/22/21	Egypt	22,500,000	EGP	1,381,774
[h]senior bond, Reg S, 5.875%, 2/16/31	Egypt	580,000		560,841
[f]senior bond, 144A, 5.875%, 2/16/31	Egypt	487,000		470,913
[h]senior bond, Reg S, 8.70%, 3/01/49	Egypt	822,000		869,865
[f]senior bond, 144A, 8.875%, 5/29/50	Egypt	1,426,000		1,526,547
[h]senior bond, Reg S, 8.875%, 5/29/50	Egypt	489,000		523,479
[f]senior bond, 144A, 8.15%, 11/20/59	Egypt	215,000		214,489
[h]senior bond, Reg S, 7.50%, 2/16/61	Egypt	3,010,000		2,838,159
[h]Government of Gabon, senior bond, Reg S, 6.625%, 2/06/31	Gabon	767,000		752,900
Government of Indonesia, senior bond, 8.375%, 3/15/34	Indonesia	42,300,000,000	IDR	3,289,063
Government of Italy, senior note, 2.375%, 10/17/24	Italy	350,000		366,684
[f]Government of Jordan, 144A,
senior bond, 5.85%, 7/07/30	Jordan	386,000		412,283
senior note, 4.95%, 7/07/25	Jordan	578,000		611,070
Government of Mexico, senior bond, 3.771%, 5/24/61	Mexico	455,000		401,144
[h]Government of Nigeria, senior note, Reg S, 7.625%, 11/21/25	Nigeria	1,508,000		1,730,813
[f]Government of Oman, senior bond, 144A, 7.00%, 1/25/51	Oman	286,000		283,688
[h]Government of Paraguay, senior bond, Reg S, 4.625%, 1/25/23	Paraguay	2,414,000		2,555,243
Government of Russia,
[h]senior bond, Reg S, 5.25%, 6/23/47	Russia	800,000		997,456

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Foreign Government and Agency Securities (continued)
Government of Russia, (continued)
senior note, 6227, 7.40%, 7/17/24	Russia	143,905,000	RUB	$2,022,494
senior note, 6229, 7.15%, 11/12/25	Russia	101,696,000	RUB	1,418,058
senior note, 6232, 6.00%, 10/06/27	Russia	155,262,000	RUB	2,032,723
Government of Saudi Arabia, senior bond,
[f]144A, 2.75%, 2/03/32	Saudi Arabia	910,000		928,860
[f]144A, 3.75%, 1/21/55	Saudi Arabia	354,000		350,518
[h]Reg S, 2.75%, 2/03/32	Saudi Arabia	302,000		308,259
Government of South Africa, senior bond,
8.00%, 1/31/30	South Africa	23,992,423	ZAR	1,483,451
8.25%, 3/31/32	South Africa	20,977,596	ZAR	1,246,183
8.50%, 1/31/37	South Africa	27,525,000	ZAR	1,520,091
Government of Turkey, senior note, 6.375%, 10/14/25	Turkey	875,000		939,531
[h]Government of Ukraine, senior bond, Reg S 5/31/40	Ukraine	2,670,000		2,936,111
International Finance Corp., senior note, 5.85%, 11/25/22	Supranational[q]	8,120,000	INR	111,360
[j,k] Provincia de Buenos Aires, FRN,
[f,h]144A, Reg S, 37.865%, (ARS BADLAR + 3.75%), 4/12/25	Argentina	3,670,000	ARS	20,049
37.932%, (ARS BADLAR + 3.83%), 5/31/22	Argentina	18,295,000	ARS	99,312

Total Foreign Government and Agency Securities (Cost $44,717,874)				42,997,277

Foreign Government and Agency Securities in Reorganization 0.1%
[o]Government of Lebanon, G, senior bond, 6.375%, 3/09/20	Lebanon	1,100,000		153,472
[h,o]Government of Zambia, Reg S, 5.375%, 9/20/22	Zambia	1,260,000		712,495

Total Foreign Government and Agency Securities in Reorganization (Cost $817,447)				865,967

U.S. Government and Agency Securities (Cost $12,933) 0.0%†
U.S. Treasury Note,
0.25%, 10/31/25	United States	7,000		6,870
0.625%, 11/30/27	United States	5,000		4,852
1.125%, 2/15/31	United States	1,000		975

Total U.S. Government and Agency Securities (Cost $12,933)				12,697

Asset-Backed Securities and Commercial Mortgage-Backed Securities 7.6%
Diversified Financial Services 5.7%
[f]Accelerated Assets LLC, 2018-1, B, 144A, 4.51%, 12/02/33	United States	55,629		57,644
[r]Accredited Mortgage Loan Trust, 2006-2, M2, FRN, 0.408%, (1-Month USD LIBOR + 0.29%), 9/25/36	United States	2,790,000		2,291,184
[r]ACE Securities Corp. Home Equity Loan Trust, 2003-FM1, M1, FRN, 1.408%, (1-Month USD LIBOR + 1.29%), 11/25/32	United States	1,512,367		1,529,931
[f]Adams Outdoor Advertising LP, 2018-1, A, 144A, 4.81%, 11/15/48	United States	180,760		195,021
[f,r]AGL CLO 3 Ltd., 2020-3A, C, 144A, FRN, 2.391%, (3-Month USD LIBOR + 2.15%), 1/15/33	United States	285,000		280,995
[f]AIM Aviation Finance Ltd., 2015-1A, B1, 144A, 5.072%, 2/15/40	United States	170,624		63,555
[f,r]Allegro CLO VI Ltd., 2018-2A, D, 144A, FRN, 2.973%, (3-Month USD LIBOR + 2.75%), 1/17/31	United States	250,000		241,400
[f]American Credit Acceptance Receivables Trust, 144A, 2020-3, D, 2.40%, 6/15/26	United States	200,000		207,473

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[f]American Credit Acceptance Receivables Trust, 144A, (continued)
2020-4, D, 1.77%, 12/14/26	United States	185,000	$188,303
AmeriCredit Automobile Receivables Trust,
2020-2, D, 2.13%, 3/18/26	United States	110,000	113,792
2020-3, D, 1.49%, 9/18/26	United States	305,000	310,167
[f,r]Anchorage Capital CLO 9 Ltd., 2019-9A, DR, 144A, FRN, 4.241%, (3-Month USD LIBOR + 4.00%), 7/15/32	United States	450,000	451,112
[f]Arbys Funding LLC, 2020-1A, A2, 144A, 3.237%, 7/30/50	United States	99,500	101,864
[r]Argent Securities Inc., 2004-W3, M4, FRN, 3.703%, (1-Month USD LIBOR + 4.58%), 2/25/34	United States	258,604	269,937
[f]Ascentium Equipment Receivables Trust, 2017-2A, C, 144A, 2.87%, 8/10/22	United States	25,000	25,353
[f]Avis Budget Rental Car Funding AESOP LLC, 144A,
2020-2A, B, 2.96%, 2/20/27	United States	100,000	106,270
2020-2A, C, 4.25%, 2/20/27	United States	100,000	109,569
[f,s,t]BANK, 2019-BN21, XF, 144A, IO, FRN, 0.931%, 10/17/52	United States	11,400,000	540,884
[f,r]Barings CLO Ltd., 2019-4A, C, 144A, FRN, 3.041%, (3-Month USD LIBOR + 2.80%), 1/15/33	United States	400,000	402,214
[f]Barings Euro CLO BV, 2014-1, 144A, 1.90%, 7/15/31	Netherlands	500,000	596,433
[f,r]Battalion CLO XIV Ltd., 2019-14A, E, 144A, FRN, 6.904%, (3- Month USD LIBOR + 6.68%), 4/20/32	United States	250,000	250,904
[f]Bayview Opportunity Master Fund V Trust, 2020-RN3, A1, 144A, 3.228%, 9/25/35	United States	102,178	103,588
[s]Bear Stearns ALT-A Trust, 2006-3, 21A1, FRN, 3.087%, 5/25/36	United States	1,263,066	1,087,404
[f]Blackbird Capital Aircraft Lease Securitization Ltd., 2016-1A, A, 144A, 4.213%, 12/16/41	United States	189,938	191,038
[f,r]BX Commercial Mortgage Trust, 2019-XL, E, 144A, FRN, 1.912%, (1-Month USD LIBOR + 1.80%), 10/15/36	United States	1,234,087	1,237,587
California Republic Auto Receivables Trust, 2018-1, D, 4.33%, 4/15/25	United States	115,000	119,622
[f,r]Canyon Capital CLO, 2019-2A, E, 144A, FRN, 7.391%, (3-Month USD LIBOR + 7.15%), 10/15/32	United States	250,000	250,905
[f,r]Carlyle US CLO Ltd., 2017-4A, C, 144A, FRN, 3.041%, (3-Month USD LIBOR + 2.80%), 1/15/30	United States	250,000	241,837
Carmax Auto Owner Trust, 2018-4, D, 4.15%, 4/15/25	United States	60,000	63,530
[f]Castlelake Aircraft Structured Trust, 2021-1A, A, 144A, 3.474%, 1/15/46	United States	447,503	455,532
[f,r]Catamaran CLO Ltd., 144A, FRN,
2014-2, C, 3.723%, (3-Month USD LIBOR + 3.50%), 10/18/26	United States	2,030,000	2,022,423
2017-1A, CR, 2.013%, (3-Month USD LIBOR + 1.80%), 1/27/28	United States	250,000	245,905
[f,m,r]CHCP Ltd., 2021-FL1, C, 144A, FRN, 2.25%, (1-Month USD LIBOR + 2.10%), 2/15/38	United States	1,000,000	1,003,500
[f]Chesapeake Funding II LLC, 144A,
[r]2017-4A, A2, FRN, 0.417%, (1-Month USD LIBOR + 0.31%), 11/15/29	Canada	26,124	26,161
2018-1A, D, 3.92%, 4/15/30	Canada	115,000	116,784
CHL Mortgage Pass-Through Trust,
[r]2003-15, 1A1, FRN, 0.618%, (1-Month USD LIBOR + 0.50%), 6/25/42	United States	99,553	98,043
2004-4, M, 5.50%, 5/25/34	United States	1,068,478	744,824
2006-21, A8, 5.75%, 2/25/37	United States	399,838	295,194
[s]2006-HYB4, 3B, FRN, 3.934%, 6/20/36	United States	1,868,086	1,616,475
[f]CLI Funding VIII LLC, 2021-1A, A, 144A, 1.64%, 2/18/46	United States	400,000	397,043

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[f,r]Connecticut Avenue Securities Trust, 2020-R01, 1M2, 144A, FRN, 2.168%, (1-Month USD LIBOR + 2.05%), 1/25/40	United States	85,000		$85,450
[f]CoreVest American Finance Trust, 144A,
2019-2, B, 3.424%, 6/15/52	United States	100,000		107,142
2020-4, C, 2.25%, 12/15/52	United States	100,000		98,094
[f,s]CSMC Trust, 144A, FRN,
2019-RP10, A1, 3.072%, 12/26/59	United States	154,786		156,049
2020-RPL3, A1, 2.691%, 3/25/60	United States	128,223		130,148
[f]DB Master Finance LLC, 2019-1A, A23, 144A, 4.352%, 5/20/49	United States	49,250		53,301
[f,s]DBUBS Mortgage Trust, 2017-BRBK, D, 144A, FRN, 3.53%, 10/10/34	United States	100,000		105,269
[f]Domino’s Pizza Master Issuer LLC, 144A,
2017-1A, A23, 4.118%, 7/25/47	United States	164,900		178,115
2018-1A, A2II, 4.328%, 7/25/48	United States	78,200		84,321
2019-1A, A2, 3.668%, 10/25/49	United States	168,300		176,358
Drive Auto Receivables Trust, 2018-3, D, 4.30%, 9/16/24	United States	25,000		25,780
[f]DT Auto Owner Trust, 2020-3A, D, 144A, 1.84%, 6/15/26	United States	80,000		81,548
[f]Education Funding Trust Trust, 2020-A, A, 144A, 2.79%, 7/25/41	United States	147,458		152,006
Exeter Automobile Receivables Trust,
[f]2020-2A, D, 144A, 4.73%, 4/15/26	United States	90,000		97,114
2020-3A, C, 1.32%, 7/15/25	United States	145,000		147,070
[f]Fairstone Financial Issuance Trust I, 2019-1A, A, 144A, 3.948%, 3/21/33	Canada	150,000	CAD	118,039
[s]Fannie Mae Grantor Trust, 2004-T5, AB7, FRN, 0.648%, 5/28/35	United States	345,572		334,249
[f]First Investors Auto Owner Trust, 2019-2A, D, 144A, 2.80%, 12/15/25	United States	40,000		41,315
[f]FirstKey Homes Trust, 144A,
2020-SFR1, F1, 3.638%, 9/17/25	United States	225,000		232,892
2020-SFR2, F1, 3.017%, 10/19/37	United States	320,000		326,046
[f]Flagship Credit Auto Trust, 2019-4, D, 144A, 3.12%, 1/15/26	United States	90,000		95,031
[f,r]Galaxy XXVI CLO Ltd., 2018-26A, E, 144A, FRN, 6.032%, (3- Month USD LIBOR + 5.85%), 11/22/31	United States	260,000		254,671
[f]GLS Auto Receivables Trust, 144A,
2018-3A, B, 3.78%, 8/15/23	United States	51,971		52,697
2020-1A, C, 2.72%, 11/17/25	United States	150,000		155,295
2020-3A, C, 1.92%, 5/15/25	United States	330,000		338,695
[f,r]GPMT Ltd., 144A, FRN,
2018-FL1, C, 2.261%, (1-Month USD LIBOR + 2.15%), 11/19/35	United States	1,400,000		1,381,324
2019-FL2, D, 3.061%, (1-Month USD LIBOR + 2.95%), 2/22/36	United States	800,000		783,887
[f,r]Grand Avenue CRE, 2019-FL1, B, 144A, FRN, 1.962%, (1- Month USD LIBOR + 1.85%), 6/15/37	United States	1,200,000		1,200,734
[f,r]Grand Avenue CRE Ltd., 2020-FL2, C, 144A, FRN, 3.732%, (1- Month USD LIBOR + 3.62%), 3/15/35	United States	1,310,000		1,317,856
[h,r]Great Hall Mortgages No 1 PLC, 2006-1, DA, FRN, Reg S, 0.857%, (3-Month GBP LIBOR + 0.82%), 6/18/38	United Kingdom	1,330,000	GBP	1,712,779
[r]GSAMP Trust, 2006-NC1, M2, FRN, 0.688%, (1-Month USD LIBOR + 0.57%), 2/25/36	United States	2,500,957		2,671,172
[f,r]GSRPM Mortgage Loan Trust, 2002-1A, M1, 144A, FRN, 2.068%, (1-Month USD LIBOR + 1.95%), 11/25/31	United States	972,302		979,342
[f,r]Halcyon Loan Advisors Funding Ltd., 2014-1A, D, 144A, FRN, 3.723%, (3-Month USD LIBOR + 3.50%), 4/18/26	United States	1,490,000		1,426,534
[f]Hardee’s Funding LLC, 2020-1A, A2, 144A, 3.981%, 12/20/50	United States	100,000		104,356
[f,r]Hayfin US XII Ltd., 2019-2A, E, 144A, FRN, 7.124%, (3-Month USD LIBOR + 6.90%), 7/20/32	United States	70,000		69,934

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[f]Horizon Aircraft Finance I Ltd., 2018-1, A, 144A, 4.458%, 12/15/38	United States	231,428	$234,420
[f]HPEFS Equipment Trust, 2020-2A, D, 144A, 2.79%, 7/22/30	United States	325,000	337,909
[f,r]JFIN CLO Ltd., 2017-1A, DR, 144A, FRN, 2.867%, (3-Month USD LIBOR + 2.65%), 3/15/26	United States	1,530,000	1,480,378
[f]Kestrel Aircraft Funding Ltd., 2018-1A, A, 144A, 4.25%, 12/15/38	United States	210,238	210,123
[f]Legacy Mortgage Asset Trust,
2018-GS2, A1, 144A, 4.00%, 4/25/58	United States	200,036	201,272
2019-GS3, A1, 144A, 3.75%, 4/25/59	United States	104,652	105,787
[s]2019-GS4, A1, 144A, FRN, 3.438%, 5/25/59	United States	166,019	167,420
2020-GS1, A1, 144A, 2.882%, 10/25/59	United States	249,675	252,853
[f,r]LoanCore Issuer Ltd., 2018-CRE1, D, 144A, FRN, 3.062%, (1- Month USD LIBOR + 2.95%), 5/15/28	United States	1,600,000	1,604,469
[f]Marlette Funding Trust, 2019-4A, B, 144A, 2.95%, 12/17/29	United States	290,000	296,988
[r]Merrill Lynch Mortgage Investors Trust Series, 2007-MLN1, A2D, FRN, 0.438%, (1-Month USD LIBOR + 0.32%), 3/25/37	United States	1,019,846	951,098
[f,s]Mill City Mortgage Loan Trust, 2021-NMR1, M3, 144A, FRN, 2.50%, 11/25/60	United States	100,000	96,875
Morgan Stanley Mortgage Loan Trust,
[s]2004-11AR, 2A, FRN, 2.63%, 1/25/35	United States	371,756	368,985
2006-15XS, A3, 5.988%, 11/25/36	United States	2,262,011	839,419
[r]MortgageIT Mortgage Loan Trust, 2006-1, 2A1B, FRN, 0.678%, (1-Month USD LIBOR + 0.56%), 4/25/36	United States	740,589	254,386
[f,r]Mountain Hawk III CLO Ltd., 2014-3A, D, 144A, FRN, 3.723%, (3-Month USD LIBOR + 3.50%), 4/18/25	United States	2,013,500	1,993,686
[f,r]Mountain View CLO Ltd., 2018-1A, DRR, 144A, FRN, 3.891%, (3-Month USD LIBOR + 3.65%), 10/15/26	United States	2,000,000	1,985,232
[f]MVW LLC, 2020-1A, C, 144A, 4.21%, 10/20/37	United States	266,591	280,911
[f]MVW Owner Trust, 2019-1A, C, 144A, 3.33%, 11/20/36	United States	76,955	78,153
[f]Navient Private Education Refi Loan Trust, 144A,
2019-FA, B, 3.12%, 8/15/68	United States	210,000	215,438
2019-GA, B, 3.08%, 10/15/68	United States	140,000	143,582
[f,r]Neuberger Berman CLO XIV Ltd., 2020-14A, CR2, 144A, FRN, 2.119%, (3-Month USD LIBOR + 1.90%), 1/28/30	United States	410,000	408,493
[f,r]Neuberger Berman Loan Advisers CLO 30 Ltd., 2019-30A, E, 144A, FRN, 6.974%, (3-Month USD LIBOR + 6.75%), 1/20/31	United States	565,000	566,409
[r]Nomura Home Equity Loan Inc. Home Equity Loan Trust Series, 2006-WF1, M4, FRN, 0.673%, (1-Month USD LIBOR + 0.56%), 3/25/36	United States	1,308,803	1,276,559
[f,r]Octagon Investment Partners XXII Ltd., 2018-1A, CRR, 144A, FRN, 2.122%, (3-Month USD LIBOR + 1.90%), 1/22/30	United States	250,000	246,547
[f,r]OHA Credit Funding 4 Ltd., 2019-4A, E, 144A, FRN, 6.322%, (3- Month USD LIBOR + 6.10%), 10/22/32	United States	320,000	314,119
[f]OneMain Financial Issuance Trust, 144A,
2015-3A, B, 4.16%, 11/20/28	United States	155,000	155,424
2020-2A, C, 2.76%, 9/14/35	United States	100,000	104,987
[f,r]OZLM XXIII Ltd., 2019-23A, E, 144A, FRN, 7.041%, (3-Month USD LIBOR + 6.80%), 4/15/32	United States	250,000	251,902
[f,r]Pikes Peak CLO 3, 2019-3A, E, 144A, FRN, 7.078%, (3-Month USD LIBOR + 6.86%), 4/25/30	United States	250,000	248,910
[f,r]Pikes Peak CLO 4, 2019-4A, E, 144A, FRN, 7.011%, (3-Month USD LIBOR + 6.77%), 7/15/32	United States	250,000	251,342
[f]Planet Fitness Master Issuer LLC, 2019-1A, A2, 144A, 3.858%, 12/05/49	United States	148,500	142,042
[f]Prestige Auto Receivables Trust, 2019-1A, E, 144A, 3.90%, 5/15/26	United States	100,000	103,454

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[f]Progress Residential Trust, 144A,
2018-SFR3, E, 4.873%, 10/17/35	United States	100,000	$102,370
2019-SFR1, E, 4.466%, 8/17/35	United States	115,000	118,409
2019-SFR2, E, 4.142%, 5/17/36	United States	175,000	180,142
2020-SFR3, F, 2.796%, 10/17/27	United States	100,000	101,014
RALI Series Trust, 2007-QS2, AP, 1/25/37	United States	180,788	122,492
[f,s]RBSSP Resecuritization Trust, 2009-12, 17A2, 144A, FRN, 2.491%, 10/25/35	United States	385,098	380,280
[f]Republic Finance Issuance Trust, 2019-A, A, 144A, 3.43%, 11/22/27	United States	240,000	244,059
Santander Drive Auto Receivables Trust,
2020-1, D, 5.35%, 3/15/28	United States	240,000	266,332
2020-2, D, 2.22%, 9/15/26	United States	100,000	103,011
2020-4, D, 1.48%, 1/15/27	United States	305,000	309,673
[r]Saxon Asset Securities Trust, 2005-4, M4, FRN, 1.048%, (1- Month USD LIBOR + 0.93%), 11/25/37	United States	2,547,599	1,909,012
[f]SCF Equipment Leasing LLC, 2021-1A, E, 144A, 3.56%, 8/20/32	United States	100,000	99,200
[f,s]Security National Mortgage Loan Trust, 2004-1A, AF3, 144A, FRN, 6.42%, 6/25/32	United States	1,866,134	1,634,598
[f,r]Silvermore CLO Ltd., 2014-1A, C, 144A, FRN, 3.644%, (3-Month USD LIBOR + 3.45%), 5/15/26	United States	1,250,000	1,231,376
[f]S-Jets Ltd., 2017-1, A, 144A, 3.967%, 8/15/42	Bermuda	410,580	415,103
[r]SLM Private Credit Student Loan Trust, FRN,
2003-B, A3, 2.806%, (28-Day T-Bill + 1.00%), 3/15/33	United States	200,000	191,972
2003-B, A4, 1.609%, (28-Day T-Bill + 1.00%), 3/15/33	United States	50,000	47,899
[f,r]SMB Private Education Loan Trust, 2017-B, A2B, 144A, FRN, 0.862%, (1-Month USD LIBOR + 0.75%), 10/15/35	United States	65,476	65,813
[f]SoFi Consumer Loan Program Trust, 144A,
2018-1, B, 3.65%, 2/25/27	United States	100,000	102,086
2019-4, C, 2.84%, 8/25/28	United States	130,000	133,564
[f]SoFi Professional Loan Program LLC, 2016-A, B, 144A, 3.57%, 1/26/38	United States	39,120	39,869
[r]Soundview Home Loan Trust, 2006-WF2, M3, FRN, 0.793%, (1- Month USD LIBOR + 0.68%), 12/25/36	United States	1,745,376	1,933,023
[f]SpringCastle America Funding LLC, 2020-AA, A, 144A, 1.97%, 9/25/37	United States	261,099	264,412
[f]Sprite Ltd., 2017-1, B, 144A, 5.75%, 12/15/37	United States	164,302	152,508
[f]Stack Infrastructure Issuer LLC, 2019-1A, A2, 144A, 4.54%, 2/25/44	United States	122,500	130,662
[f,r]Staniford Street CLO Ltd., 2014-1A, D, 144A, FRN, 3.717%, (3- Month USD LIBOR + 3.50%), 6/15/25	United States	1,650,000	1,642,342
[f,r]Starwood Retail Property Trust, 2014-STAR, E, 144A, FRN, 4.512%, (1-Month USD LIBOR + 4.40%), 11/15/27	United States	200,000	4,375
[f]Textainer Marine Containers VII Ltd., 2021-1A, A, 144A, 1.68%, 2/20/46	Bermuda	190,000	189,291
[f,r]TICP CLO II-2 Ltd., 2018-IIA, C, 144A, FRN, 3.174%, (3-Month USD LIBOR + 2.95%), 4/20/28	United States	1,020,000	1,014,946
[f]TIF Funding II LLC, 2021-1A, A, 144A, 1.65%, 2/20/46	United States	293,095	291,855
[f]Towd Point Mortgage Trust, 144A, FRN,[s]2015-2, 1A13, 2.50%, 11/25/60	United States	20,397	20,440
[s]2018-5, M1, 3.25%, 7/25/58	United States	100,000	105,207
[s]2019-2, M1, 3.75%, 12/25/58	United States	200,000	214,767
[r]2019-HE1, M2, 1.868%, (1-Month USD LIBOR + 1.75%), 4/25/48	United States	1,481,000	1,493,377
[f,r]TPG Real Estate Finance Issuer Ltd., 2018-FL2, C, 144A, FRN, 2.408%, (1-Month USD LIBOR + 2.30%), 11/15/37	United States	1,500,000	1,502,854

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[f]Tricon American Homes Trust, 2020-SFR2, E1, 144A, 2.73%, 11/17/39	United States	100,000	$100,369
[f,r]TRTX Issuer Ltd., 2019-FL3, B, 144A, FRN, 1.858%, (1-Month USD LIBOR + 1.75%), 10/15/34	United States	1,300,000	1,303,249
[f,r]VERDE CLO Ltd., 2019-1A, E, 144A, FRN, 7.141%, (3-Month USD LIBOR + 6.90%), 4/15/32	United States	340,000	340,007
[f,s]WaMu Commercial Mortgage Securities Trust, 2007-SL2, G, 144A, FRN, 2.766%, 12/27/49	United States	2,866,082	2,335,778
[s]Wells Fargo Mortgage Backed Securities Trust, 2007-AR6, A2, FRN, 3.015%, 10/25/37	United States	193,504	190,467
[f]Wendy’s Funding LLC, 2018-1A, A2II, 144A, 3.884%, 3/15/48	United States	213,400	223,142
[f]Westlake Automobile Receivables Trust, 2020-3A, D, 144A, 1.65%, 2/17/26	United States	120,000	122,003
[f,r]York CLO-6 Ltd., 2019-1A, D, 144A, FRN, 4.222%, (3-Month USD LIBOR + 4.00%), 7/22/32	United States	455,000	458,148

			71,927,081

Equity Real Estate Investment Trusts (REITs) 0.1%
[f]American Homes 4 Rent, 144A,
2014-SFR2, E, 6.231%, 10/17/36	United States	250,000	276,100
2014-SFR3, E, 6.418%, 12/17/36	United States	100,000	111,431
2015-SFR1, E, 5.639%, 4/17/52	United States	210,000	229,251
[f]Diamond Resorts Owner Trust, 144A,
2017-1A, C, 6.07%, 10/22/29	United States	23,053	23,580
2018-1, C, 4.53%, 1/21/31	United States	59,862	61,853
2019-1A, B, 3.53%, 2/20/32	United States	59,730	61,523

			763,738

Mortgage Real Estate Investment Trusts (REITs) 1.8%
[r]American Home Mortgage Investment Trust, 2006-1, 11A1, FRN, 0.398%, (1-Month USD LIBOR + 0.28%), 3/25/46	United States	175,891	164,300
Banc of America Alternative Loan Trust, 2003-8, 1CB1, 5.50%, 10/25/33	United States	4,787	4,816
Banc of America Funding Trust,
2003-1, B2, 6.00%, 5/20/33	United States	205,405	148,354
2007-4, 5A1, 5.50%, 11/25/34	United States	52,367	52,541
[s]Banc of America Mortgage Trust, 2005-A, 2A1, FRN, 3.117%, 2/25/35	United States	3,922	4,065
[f,r]BBCMS Mortgage Trust, 2020-BID, B, 144A, FRN, 2.652%, (1- Month USD LIBOR + 2.54%), 10/15/37	United States	210,000	212,266
[f,r]BCAP LLC Trust, 2012-RR4, 9A7, 144A, FRN, 0.21%, (1-Month USD LIBOR + 0.08%), 11/26/36	United States	473,313	468,617
[s]Bear Stearns ARM Trust, FRN,
2007-1, 4A1, 2.988%, 2/25/47	United States	1,141,334	1,011,573
2007-4, 12A1, 3.925%, 5/25/37	United States	1,656,549	1,634,877
[f,r]BXMT Ltd., 2017-FL1, C, 144A, FRN, 2.058%, (1-Month USD LIBOR + 1.95%), 6/15/35	United States	2,700,000	2,702,962
[f]Citigroup Mortgage Loan Trust, 144A,[s]2009-10, 6A2, FRN, 2.699%, 9/25/34	United States	27,771	28,994
[s]2018-A, A1, FRN, 4.00%, 1/25/68	United States	84,889	85,363
[s]2019-B, A1, FRN, 3.258%, 4/25/66	United States	97,738	98,779
2019-E, A1, 3.228%, 11/25/70	United States	230,552	232,127
Countrywide Alternative Loan Trust,
2003-22CB, 1A1, 5.75%, 12/25/33	United States	33,230	34,648
2004-16CB, 1A1, 5.50%, 7/25/34	United States	18,550	19,190
2004-16CB, 3A1, 5.50%, 8/25/34	United States	19,845	20,555
2004-3T1, M, 6.00%, 5/25/34	United States	230,318	180,281

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
Countrywide Alternative Loan Trust, (continued)
2004-J10, 2CB1, 6.00%, 9/25/34	United States	56,892		$59,796
2005-J1, 2A1, 5.50%, 2/25/25	United States	2,645		2,685
2005-J14, A3, 5.50%, 12/25/35	United States	336,550		288,038
2006-6CB, 2A11, 5.50%, 5/25/36	United States	304,116		184,666
[r]Countrywide Asset-Backed Certificates, 2005-15, M3, FRN, 0.638%, (1-Month USD LIBOR + 0.52%), 4/25/36	United States	2,340,000		2,194,068
[s]Countrywide Home Loans Mortgage Pass-Through Trust, 2004- HYB4, 2A1, FRN, 2.852%, 9/20/34	United States	44,239		44,575
[f,r]Credit Suisse Commercial Mortgage Securities Corp., 2019- SKLZ, D, 144A, FRN, 3.712%, (1-Month USD LIBOR + 3.60%), 1/15/34	United States	105,000		103,783
Credit Suisse First Boston Mortgage Securities Corp.,
2002-10, 1B, 7.50%, 5/25/32	United States	151,481		137,065
2003-27, 4A4, 5.75%, 11/25/33	United States	16,307		16,810
2005-8, 1A3, 5.25%, 9/25/35	United States	105,389		103,113
[f]CSMC OA LLC, 144A,
2014-USA, A2, 3.953%, 9/15/37	United States	150,000		159,018
2014-USA, E, 4.373%, 9/15/37	United States	400,000		338,254
[f]CSMC Trust, 2021-RPL1, A2, 144A, 3.937%, 9/27/60	United States	155,000		154,751
[r]DSLA Mortgage Loan Trust, 2005-AR5, 2A1A, FRN, 0.441%, (1- Month USD LIBOR + 0.33%), 9/19/45	United States	35,829		27,816
[h,r]Dukinfield II PLC, 2016-2, A, FRN, Reg S, 1.284%, (3-Month GBP LIBOR + 1.25%), 12/20/52	United Kingdom	139,305	GBP	194,595
[r]FHLMC Structured Agency Credit Risk Debt Notes, 2015-DNA1, M3, FRN, 3.418%, (1-Month USD LIBOR + 3.30%), 10/25/27	United States	190,482		194,950
[f]Gcat LLC, 2020-4, A1, 144A, 2.611%, 12/25/25	United States	295,101		297,380
[s]GS Mortgage Securities Trust, FRN,
[f]2011-GC5, C, 144A, 5.347%, 8/10/44	United States	100,000		84,832
[f]2011-GC5, D, 144A, 5.347%, 8/10/44	United States	195,000		122,063
2014-GC18, B, 4.885%, 1/10/47	United States	100,000		100,523
GSR Mortgage Loan Trust,
2005-4F, 6A1, 6.50%, 2/25/35	United States	8,255		8,430
[s]2005-AR6, 4A5, FRN, 2.975%, 9/25/35	United States	34,111		34,807
[r]Harborview Mortgage Loan Trust, 2004-11, 2A2A, FRN, 0.751%, (1-Month USD LIBOR + 0.64%), 1/19/35	United States	83,838		80,450
IndyMac INDX Mortgage Loan Trust, FRN,
[r]2004-AR7, A5, 1.338%, (1-Month USD LIBOR + 1.22%), 9/25/34	United States	41,090		39,655
[s]2005-AR11, A3, 2.995%, 8/25/35	United States	44,705		40,761
[r]2006-AR2, 2A1, 0.538%, (1-Month USD LIBOR + 0.42%), 2/25/46	United States	197,387		162,825
[s]2006-AR3, 3A1A, 3.212%, 4/25/36	United States	2,106,208		2,201,965
[s]JPMorgan Alternative Loan Trust, 2006-A2, 2A2, FRN, 3.318%, 5/25/36	United States	1,584,255		1,268,722
[f,s]JPMorgan Chase Commercial Mortgage Securities Trust, 144A, FRN,
2012-C8, C, 4.622%, 10/15/45	United States	100,000		92,453
2012-LC9, C, 4.419%, 12/15/47	United States	100,000		102,550
2012-LC9, D, 4.419%, 12/15/47	United States	120,000		117,543
JPMorgan Mortgage Trust,
2004-S1, 2A1, 6.00%, 9/25/34	United States	78,903		83,695
[s]2007-A1, 4A2, FRN, 2.964%, 7/25/35	United States	1,741		1,759
[r]Lehman XS Trust Series, 2006-2N, 1A1, FRN, 0.638%, (1-Month USD LIBOR + 0.52%), 2/25/46	United States	34,155		31,510

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
MASTR Alternative Loan Trust,
2004-2, 8A4, 5.50%, 3/25/34	United States	134,630	$138,437
2004-8, 2A1, 6.00%, 9/25/34	United States	33,603	34,846
[s]Merrill Lynch Mortgage Investors MLCC, 2006-2, 2A, FRN, 2.44%, 5/25/36	United States	2,145	2,187
[s]Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C11, B, FRN, 4.352%, 8/15/46	United States	155,000	111,730
[f,s]Morgan Stanley Capital I Trust, 144A, FRN,
2011-C2, B, 5.20%, 6/15/44	United States	100,000	101,263
2011-C2, E, 5.398%, 6/15/44	United States	150,000	97,461
[f,s]MSBAM Commercial Mortgage Securities Trust, 2012-CKSV, C, 144A, FRN, 4.283%, 10/15/30	United States	340,000	241,942
[f]PRPM LLC, 144A,
2019-4A, A1, 3.351%, 11/25/24	United States	93,844	94,402
2020-3, A2, 5.071%, 9/25/25	United States	100,000	100,701
2020-5, A2, 5.437%, 11/25/25	United States	305,000	306,671
[f]RCO V Mortgage LLC, 2020-1, A1, 144A, 3.105%, 9/25/25	United States	102,262	103,281
[s]RFMSI Trust, 2005-SA1, 1A1, FRN, 4.054%, 3/25/35	United States	99,544	66,679
[r]Securitized Asset Backed Receivables LLC Trust, 2006-WM4, A2C, FRN, 0.278%, (1-Month USD LIBOR + 0.16%), 11/25/36	United States	3,636,015	1,499,640
[h]Stratton Mortgage Funding PLC, 2019-1, Reg S, 3.554%, 5/25/51	United Kingdom	1,360,000	1,898,009
[r]Structured ARM Loan Trust, 2005-14, A1, FRN, 0.428%, (1- Month USD LIBOR + 0.31%), 7/25/35	United States	219,925	164,614
[f]VOLT LXXXVII LLC, 2020-NPL3, A1A, 144A, 2.981%, 2/25/50	United States	131,784	132,442
[f]VOLT XCII LLC, 144A,
2021-NPL1, A1, 1.893%, 2/27/51	United States	113,163	113,403
2021-NPL2, A1, 1.893%, 3/27/51	United States	290,629	290,903
[f]VOLT XCIV LLC, 2021-NPL3, A2, 144A, 4.949%, 2/27/51	United States	215,000	214,768
Wells Fargo Commercial Mortgage Trust,
2014-LC16, C, 4.458%, 8/15/50	United States	215,000	172,263
[s]2016-C36, B, FRN, 3.671%, 11/15/59	United States	100,000	99,098
[s]2016-C36, C, FRN, 4.183%, 11/15/59	United States	100,000	87,793
[f,s]2019-JWDR, C, 144A, FRN, 3.038%, 9/15/31	United States	290,000	292,414
WFRBS Commercial Mortgage Trust,
[f,s]2011-C3, D, 144A, FRN, 5.575%, 3/15/44	United States	260,000	140,103
[f,s]2011-C4, E, 144A, FRN, 5.193%, 6/15/44	United States	120,000	74,528
[s]2012-C10, C, FRN, 4.362%, 12/15/45	United States	320,000	286,505
[f,s]2012-C6, D, 144A, FRN, 5.579%, 4/15/45	United States	150,000	152,505
[s]2012-C7, C, FRN, 4.804%, 6/15/45	United States	25,000	19,772
[d,f,s]2012-C7, D, 144A, FRN, 4.804%, 6/15/45	United States	130,000	29,372
[f,s]2012-C7, E, 144A, FRN, 4.804%, 6/15/45	United States	75,000	13,789
2014-C20, B, 4.378%, 5/15/47	United States	100,000	104,101
[s]2014-C24, B, FRN, 4.204%, 11/15/47	United States	100,000	100,795

			23,466,631

Total Asset-Backed Securities and Commercial Mortgage- Backed Securities (Cost $94,790,047)			96,157,450

Municipal Bonds in Reorganization 0.6%
Puerto Rico 0.6%
[o]Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A,
5.50%, 7/01/39	United States	715,000	586,300
5.00%, 7/01/41	United States	1,000,000	781,250

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Municipal Bonds in Reorganization (continued)
Puerto Rico (continued)
[o]Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	8,405,000	$6,545,394

Total Municipal Bonds in Reorganization (Cost $5,605,966)			7,912,944

	Number of Contracts	Notional Amount#

Options Purchased 0.1%
Calls - Exchange-Traded 0.0%†
Ajax I, August Strike Price $15.00, Expires 8/20/21	163	16,300	22,820
Alexion Pharmaceuticals Inc., May Strike Price $170.00, Expires 5/21/21	71	7,100	16,259
Atlas Air Worldwide Holdings Inc., March Strike Price $57.50, Expires 3/19/21	13	1,300	2,626
FTI Consulting Inc., March Strike Price $130.00, Expires 3/19/21	27	2,700	2,902
General Motors Co., June Strike Price $50.00, Expires 6/18/21	132	13,200	73,920
KBR Inc., March Strike Price $33.00, Expires 3/19/21	58	5,800	2,175
Lumentum Holdings Inc., March Strike Price $95.00, Expires 3/19/21	20	2,000	5,060
Lumentum Holdings Inc., April Strike Price $95.00, Expires 4/16/21	20	2,000	7,800
Nikola Corp., April Strike Price $30.00, Expires 4/16/21	105	10,500	7,875
Pershing Square Tontine Holdings Ltd., April Strike Price $35.00, Expires 4/16/21	244	24,400	90,524
Perspecta Inc., April Strike Price $30.00, Expires 4/16/21	49	4,900	1,960
Perspecta Inc., June Strike Price $30.00, Expires 6/18/21	2	200	70
Pluralsight Inc., April Strike Price $20.00, Expires 4/16/21	2	200	280
S&P 500 Index, March Strike Price $3,900.00, Expires 3/19/21	9	900	29,160
Sabre Corp., March Strike Price $14.00, Expires 3/19/21	38	3,800	5,054
Social Capital Hedosophia Holdings Corp. IV, July Strike Price $15.00, Expires 7/16/21	102	10,200	29,070
Social Capital Hedosophia Holdings Corp. VI, July Strike Price $17.50, Expires 7/16/21	102	10,200	22,746
U.S. Treasury 10 Yr. Note Futures, May Strike Price $142.00, Expires 5/21/21	35	35,000	1,094

			321,395

Puts - Exchange-Traded 0.1%
B&G Foods Inc., May Strike Price $25.00, Expires 5/21/21	36	3,600	3,996
B&G Foods Inc., May Strike Price $30.00, Expires 5/21/21	52	5,200	15,080
GameStop Corp., March Strike Price $100.00, Expires 3/19/21	14	1,400	56,280
GameStop Corp., July Strike Price $100.00, Expires 7/16/21	22	2,200	117,920
Iron Mountain Inc., April Strike Price $30.00, Expires 4/16/21	145	14,500	5,075
iShares Russell 2000 ETF, March Strike Price $180.00, Expires 3/19/21	153	15,300	7,344
Kohl’s Corp., April Strike Price $32.50, Expires 4/16/21	44	4,400	1,892
Marvell Technology Group Ltd., March Strike Price $50.00, Expires 3/19/21	412	41,200	148,320
S&P 500 Index, March Strike Price $3,550.00, Expires 3/19/21	38	3,800	93,480
S&P 500 Index, May Strike Price $3,700.00, Expires 5/21/21	2	200	26,752
Salesforce.com Inc., March Strike Price $230.00, Expires 3/19/21	17	1,700	24,837
SPDR S&P 500 ETF Trust, March Strike Price $365.00, Expires 3/19/21	83	8,300	39,342

			540,318

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value

Options Purchased (continued)

Puts - Over-the-Counter 0.0%†
Air France-KLM, Counterparty BOFA, March Strike Price 4.20 EUR, Expires 3/19/21	116	11,600	$280
Air France-KLM, Counterparty BOFA, June Strike Price 4.00 EUR, Expires 6/18/21	51	5,100	1,231
American Airlines Group Inc., Counterparty JPHQ, May Strike Price $13.00, Expires 5/21/21	579	57,900	30,108
B&G Foods Inc., Counterparty GSCO, May Strike Price $25.00, Expires 5/21/21	37	3,700	4,107
The Kroger Co., Counterparty JPHQ, April Strike Price $30.00, Expires 4/16/21	219	21,900	15,330
NRG Energy Inc., Counterparty GSCO, March Strike Price $36.00, Expires 3/19/21	63	6,300	13,230
NRG Energy Inc., Counterparty GSCO, June Strike Price $36.00, Expires 6/18/21	63	6,300	24,570

			88,856

Total Options Purchased (Cost $1,582,919)			950,569

Total Investments before Short Term Investments (Cost $813,151,870)			995,220,291

	Country	Shares

Short Term Investments 19.6%

Money Market Funds 15.6%
[u,v]Dreyfus Government Cash Management, Institutional, 0.03%	United States	28,219,800	28,219,800
[u]Fidelity Investments Money Market Government Portfolio, Institutional, 0.01%	United States	168,995,291	168,995,291

Total Money Market Funds (Cost $197,215,091)			197,215,091

		Principal Amount*

Repurchase Agreements (Cost $32,050,922) 2.5%
[w]Joint Repurchase Agreement, 0.009%, 3/01/21 (Maturity Value $32,050,947)	United States	32,050,922	32,050,922

BNP Paribas Securities Corp. (Maturity Value $24,393,975)
Deutsche Bank Securities Inc. (Maturity Value $3,591,309)
HSBC Securities (USA) Inc. (Maturity Value $4,065,663)
Collateralized by U.S. Government Agency Securities, 2.50% - 5.00%, 4/20/35 - 2/20/51; [x]U.S. Treasury Bills, 7/13/21; and U.S. Treasury Notes, 1.63%, 11/15/22, (valued at $32,697,971)

		Shares

Investments from Cash Collateral Received for Loaned Securities 0.4%
Money Market Funds 0.3%
[u,y]Institutional Fiduciary Trust Money Market Portfolio, 0.00%	United States	2,939,000	2,939,000

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*	Value

Short Term Investments (continued)

Investments from Cash Collateral Received for Loaned Securities (continued)
Repurchase Agreements 0.1%
[w]Joint Repurchase Agreement, 0.01%, 3/01/21 (Maturity Value $790,552)	United States	790,551	$790,551
J.P. Morgan Securities LLC
Collateralized by U.S. Government Agency Obligations, 0.00% - 1.875%, 7/06/21 - 9/30/25 (valued at $806,362)

Total Investments from Cash Collateral Received for Loaned Securities (Cost $3,729,551)			3,729,551

U.S. Government and Agency Securities 1.1%
[x]U.S. Treasury Bill, zero cpn.,
[b]4/22/21	United States	8,000,000	7,999,740
7/15/21	United States	1,790,000	1,789,763
9/09/21	United States	910,000	909,788
10/07/21	United States	405,000	404,901
11/04/21	United States	435,000	434,858
12/02/21	United States	1,800,000	1,799,196
12/30/21	United States	900,000	899,509

Total U.S. Government and Agency Securities (Cost $14,235,144)			14,237,755

Total Investments (Cost $1,060,382,578) 98.4%			1,242,453,610

Options Written (0.0)%†			(626,609)

Securities Sold Short (20.7)%			(261,361,089)

Other Assets, less Liabilities 22.3%			282,351,231

Net Assets 100.0%			$1,262,817,143

	Number of Contracts	Notional Amount#

Options Written (0.0)%†
Calls - Exchange-Traded (0.0)%†
Activision Blizzard Inc., April Strike Price $110.00, Expires 4/16/21	2	200	(118)
Ajax I, August Strike Price $25.00, Expires 8/20/21	163	16,300	(11,410)
Alexion Pharmaceuticals Inc., May Strike Price $190.00, Expires 5/21/21	35	3,500	(1,120)
Applied Materials Inc., April Strike Price $135.00, Expires 4/16/21	2	200	(618)
Bank of America Corp., April Strike Price $37.00, Expires 4/16/21	8	800	(720)
Chevron Corp., April Strike Price $105.00, Expires 4/16/21	2	200	(640)
Clearway Energy Inc., May Strike Price $30.00, Expires 5/21/21	15	1,500	(1,500)
Clearway Energy Inc., August Strike Price $30.00, Expires 8/20/21	11	1,100	(2,420)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value

Options Written (continued)

Calls - Exchange-Traded (continued)
Comcast Corp., April Strike Price $55.00, Expires 4/16/21	3	300	$(327)
CoreLogic Inc., March Strike Price $80.00, Expires 3/19/21	20	2,000	(11,800)
Crown Castle International Corp., April Strike Price $175.00, Expires 4/16/21	1	100	(60)
D.R. Horton Inc., April Strike Price $90.00, Expires 4/16/21	3	300	(258)
Exxon Mobil Corp., April Strike Price $60.00, Expires 4/16/21	4	400	(516)
Fox Corp., April Strike Price $37.00, Expires 4/16/21	3	300	(203)
General Motors Co., June Strike Price $60.00, Expires 6/18/21	74	7,400	(16,280)
Gilead Sciences Inc., April Strike Price $70.00, Expires 4/16/21	3	300	(105)
HCA Healthcare Inc., April Strike Price $190.00, Expires 4/16/21	1	100	(306)
Intel Corp., April Strike Price $70.00, Expires 4/16/21	4	400	(236)
Lowe’s Cos. Inc., April Strike Price $195.00, Expires 4/16/21	1	100	(34)
Lumentum Holdings Inc., March Strike Price $105.00, Expires 3/19/21	20	2,000	(1,500)
Lumentum Holdings Inc., April Strike Price $105.00, Expires 4/16/21	20	2,000	(3,100)
Morgan Stanley, April Strike Price $85.00, Expires 4/16/21	3	300	(378)
MultiPlan Corp., April Strike Price $12.50, Expires 4/16/21	75	7,500	(562)
Nexstar Media Group Inc., April Strike Price $140.00, Expires 4/16/21	1	100	(785)
Nike Inc., April Strike Price $155.00, Expires 4/16/21	1	100	(140)
Nikola Corp., April Strike Price $50.00, Expires 4/16/21	105	10,500	(2,520)
Oracle Corp., April Strike Price $67.50, Expires 4/16/21	3	300	(471)
Pershing Square Tontine Holdings Ltd., April Strike Price $45.00, Expires 4/16/21	244	24,400	(56,608)
Perspecta Inc., March Strike Price $30.00, Expires 3/19/21	306	30,600	(4,590)
Pfizer Inc., April Strike Price $37.00, Expires 4/16/21	4	400	(112)
Philip Morris International Inc., April Strike Price $90.00, Expires 4/16/21	2	200	(166)
Pluralsight Inc., April Strike Price $22.50, Expires 4/16/21	95	9,500	(5,700)
Skyworks Solutions Inc., April Strike Price $210.00, Expires 4/16/21	1	100	(250)
Social Capital Hedosophia Holdings Corp. IV, July Strike Price $25.00, Expires 7/16/21	102	10,200	(15,300)
Social Capital Hedosophia Holdings Corp. VI, July Strike Price $30.00, Expires 7/16/21	102	10,200	(8,772)
Target Corp., April Strike Price $210.00, Expires 4/16/21	1	100	(199)
Texas Instruments Inc., April Strike Price $190.00, Expires 4/16/21	1	100	(224)
Union Pacific Corp., April Strike Price $220.00, Expires 4/16/21	1	100	(331)

			(150,379)

Calls - Over-the-Counter (0.0)%†
Clearway Energy Inc., Counterparty JPHQ, May Strike Price $30.00, Expires 5/21/21	67	6,700	(6,700)
Clearway Energy Inc., Counterparty CITI, August Strike Price $30.00, Expires 8/20/21	29	2,900	(6,380)

			(13,080)

Puts - Exchange-Traded (0.0)%†
Ajax I, August Strike Price $12.50, Expires 8/20/21	163	16,300	(44,417)
FTI Consulting Inc., March Strike Price $105.00, Expires 3/19/21	41	4,100	(6,355)
GameStop Corp., March Strike Price $50.00, Expires 3/19/21	28	2,800	(21,476)
GameStop Corp., July Strike Price $50.00, Expires 7/16/21	44	4,400	(78,320)
iShares Russell 2000 ETF, March Strike Price $160.00, Expires 3/19/21	153	15,300	(2,295)
KBR Inc., March Strike Price $30.00, Expires 3/19/21	58	5,800	(3,190)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Number of Contracts	Notional Amount#	Value

Options Written (continued)

Puts - Exchange-Traded (continued)
Marvell Technology Group Ltd., March Strike Price $45.00, Expires 3/19/21	412	41,200	$(51,912)
Nikola Corp., April Strike Price $12.50, Expires 4/16/21	64	6,400	(4,800)
Pershing Square Tontine Holdings Ltd., April Strike Price $22.50, Expires 4/16/21	44	4,400	(3,212)
Pershing Square Tontine Holdings Ltd., April Strike Price $25.00, Expires 4/16/21	244	24,400	(43,432)
S&P 500 Index, May Strike Price $3,100.00, Expires 5/21/21	38	3,800	(141,322)
S&P 500 Index, May Strike Price $3,400.00, Expires 5/21/21	2	200	(13,234)
Social Capital Hedosophia Holdings Corp. IV, July Strike Price $12.50, Expires 7/16/21	102	10,200	(19,584)
Social Capital Hedosophia Holdings Corp. VI, July Strike Price $12.50, Expires 7/16/21	102	10,200	(19,890)
SPDR S&P 500 ETF Trust, March Strike Price $335.00, Expires 3/19/21	83	8,300	(9,711)

			(463,150)

Total Options Written (Premiums Received $943,136)			(626,609)

	Country	Shares

Securities Sold Short (20.7)%

Common Stocks (10.1)%
Aerospace & Defense (0.2)%
Kaman Corp.	United States	8,531	(415,118)
Parsons Corp.	United States	13,559	(484,599)
Teledyne Technologies Inc.	United States	5,484	(2,034,564)

			(2,934,281)

Air Freight & Logistics (0.1)%
Air Transport Services Group Inc.	United States	19,880	(527,615)
Atlas Air Worldwide Holdings Inc.	United States	17,554	(967,752)

			(1,495,367)

Airlines (0.3)%
American Airlines Group Inc.	United States	63,734	(1,334,590)
Copa Holdings SA, A	Panama	19,385	(1,777,023)
GOL Linhas Aereas Inteligentes SA, ADR	Brazil	15,469	(120,039)

			(3,231,652)

Auto Components (0.1)%
Patrick Industries Inc.	United States	9,492	(749,204)

Automobiles (0.1)%
NIO Inc., ADR	China	5,499	(251,744)
Winnebago Industries Inc.	United States	10,748	(748,061)

			(999,805)

Biotechnology (0.3)%
BioMarin Pharmaceutical Inc.	United States	5,053	(391,254)
Bridgebio Pharma Inc.	United States	3,237	(228,791)
Coherus Biosciences Inc.	United States	35,134	(570,576)
Flexion Therapeutics Inc.	United States	25,477	(280,757)
Gossamer Bio Inc.	United States	33,651	(316,319)
Intercept Pharmaceuticals Inc.	United States	6,509	(140,985)
Ironwood Pharmaceuticals Inc., A	United States	45,151	(416,744)
Kadmon Holdings Inc.	United States	44,571	(204,581)
Karyopharm Therapeutics Inc.	United States	52,006	(718,723)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Biotechnology (continued)
Ligand Pharmaceuticals Inc.	United States	3,259	$(483,049)
Pharming Group NV	Netherlands	87,500	(116,130)

			(3,867,909)

Capital Markets (0.2)%
S&P Global Inc.	United States	6,243	(2,056,194)

Chemicals (0.0)%†
Umicore SA	Belgium	5,754	(338,040)

Consumer Finance (0.2)%
Encore Capital Group Inc.	United States	37,459	(1,251,880)
EZCORP Inc., A	United States	54,879	(263,419)
LendingTree Inc.	United States	1,066	(286,616)
PRA Group Inc.	United States	13,706	(505,203)

			(2,307,118)

Diversified Consumer Services (0.0)%†
Stride Inc.	United States	10,832	(260,510)

Diversified Financial Services (0.1)%
Element Fleet Management Corp.	Canada	38,202	(374,635)
Voya Financial Inc.	United States	3,413	(205,736)

			(580,371)

Electric Utilities (0.3)%
American Electric Power Co. Inc.	United States	13,026	(974,996)
The Southern Co.	United States	18,114	(1,027,426)
Terna Rete Elettrica Nazionale SpA	Italy	165,621	(1,148,929)
Xcel Energy Inc.	United States	15,940	(933,924)

			(4,085,275)

Electronic Equipment, Instruments & Components (0.1)%
Knowles Corp.	United States	9,490	(197,297)
OSI Systems Inc.	United States	4,378	(414,246)
Vishay Intertechnology Inc.	United States	11,666	(278,468)

			(890,011)

Energy Equipment & Services (0.1)%
Helix Energy Solutions Group Inc.	United States	138,120	(676,788)

Entertainment (0.4)%
Cinemark Holdings Inc.	United States	96,717	(2,171,297)
Liberty Media Corp., C	United States	21,772	(955,791)
Live Nation Entertainment Inc.	United States	12,591	(1,118,836)
The Marcus Corp.	United States	51,497	(1,011,401)

			(5,257,325)

Equity Real Estate Investment Trusts (REITs) (0.4)%
The GEO Group Inc.	United States	73,310	(527,832)
Innovative Industrial Properties Inc., A	United States	18,092	(3,527,940)
Pebblebrook Hotel Trust	United States	16,974	(384,631)
Summit Hotel Properties Inc.	United States	31,683	(327,919)

			(4,768,322)

Food & Staples Retailing (0.0)%†
The Chefs’ Warehouse Inc.	United States	16,036	(499,361)

Health Care Equipment & Supplies (0.5)%
CONMED Corp.	United States	9,843	(1,211,279)
Cryoport Inc.	United States	28,757	(1,709,316)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Health Care Equipment & Supplies (continued)
DexCom Inc.	United States	736	$(292,766)
LivaNova PLC	United States	4,665	(361,724)
Mesa Laboratories Inc.	United States	1,195	(324,932)
Nevro Corp.	United States	2,120	(350,182)
NuVasive Inc.	United States	6,890	(415,674)
SmileDirectClub Inc., A	United States	39,845	(462,202)
Varex Imaging Corp.	United States	35,588	(816,033)

			(5,944,108)

Health Care Providers & Services (0.1)%
1Life Healthcare Inc.	United States	13,652	(648,607)
PetIQ Inc., A	United States	30,467	(1,050,197)

			(1,698,804)

Health Care Technology (0.1)%
Health Catalyst Inc.	United States	21,203	(1,028,134)
Tabula Rasa HealthCare Inc.	United States	9,151	(371,073)

			(1,399,207)

Hotels, Restaurants & Leisure (0.3)%
Bloomin’ Brands Inc.	United States	57,921	(1,438,758)
Marriott Vacations Worldwide Corp.	United States	6,526	(1,107,527)
Royal Caribbean Cruises Ltd.	United States	8,934	(833,274)

			(3,379,559)

Industrial Conglomerates (0.1)%
3M Co.	United States	6,325	(1,107,254)

Insurance (0.7)%
Aon PLC, A	United States	40,881	(9,309,013)

Internet & Direct Marketing Retail (0.5)%
[f]Delivery Hero SE, 144A	Germany	4,285	(547,535)
Expedia Group Inc.	United States	845	(136,045)
Fiverr International Ltd.	Israel	1,993	(538,050)
[f]Takeaway.com NV, 144A	Netherlands	50,804	(4,888,698)
Wayfair Inc., A	United States	2,088	(603,390)

			(6,713,718)

IT Services (0.3)%
Akamai Technologies Inc.	United States	3,558	(336,231)
CSG Systems International Inc.	United States	3,463	(159,817)
i3 Verticals Inc., A	United States	21,793	(723,528)
Okta Inc., A	United States	1,460	(381,717)
Perficient Inc.	United States	14,932	(831,563)
Sabre Corp.	United States	9,200	(135,148)
Shopify Inc., A	Canada	416	(532,884)

			(3,100,888)

Leisure Products (0.0)%†
Peloton Interactive Inc., A	United States	1,161	(139,866)

Life Sciences Tools & Services (0.1)%
ICON PLC	Ireland	6,682	(1,207,304)

Machinery (0.0)%†
The Greenbrier Cos. Inc.	United States	11,903	(560,036)

Marine (0.0)%†
Atlas Corp.	Canada	23,385	(314,061)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Media (0.2)%
Charter Communications Inc., A	United States	32	$(19,629)
Dish Network Corp., A	United States	17,875	(563,241)
Sirius XM Holdings Inc.	United States	54,483	(318,726)
Techtarget Inc.	United States	13,476	(1,126,998)

			(2,028,594)

Metals & Mining (0.0)%†
Pretium Resources Inc.	Canada	8,786	(85,312)

Mortgage Real Estate Investment Trusts (REITs) (0.1)%
Arbor Realty Trust Inc.	United States	28,232	(470,627)
Hannon Armstrong Sustainable Infrastructure Capital Inc.	United States	9,855	(554,147)
PennyMac Mortgage Investment Trust	United States	16,475	(312,531)
Redwood Trust Inc.	United States	12,211	(120,156)
Two Harbors Investment Corp.	United States	14,742	(106,437)

			(1,563,898)

Oil, Gas & Consumable Fuels (0.0)%†
Green Plains Inc.	United States	11,736	(297,156)
SFL Corp. Ltd.	Norway	8,417	(63,464)

			(360,620)

Personal Products (0.0)%†
Herbalife Nutrition Ltd.	United States	7,301	(328,399)

Pharmaceuticals (0.7)%
Aerie Pharmaceuticals Inc.	United States	24,423	(449,139)
AstraZeneca PLC, ADR	United Kingdom	80,291	(3,884,479)
Avadel Pharmaceuticals PLC, ADR	United States	47,625	(382,905)
Canopy Growth Corp.	Canada	12,323	(405,731)
Collegium Pharmaceutical Inc.	United States	23,747	(560,192)
Innoviva Inc.	United States	19,640	(224,485)
Jazz Pharmaceuticals PLC	United States	5,876	(987,403)
Omeros Corp.	United States	34,697	(691,858)
Revance Therapeutics Inc.	United States	23,464	(616,165)
Zogenix Inc.	United States	29,185	(619,014)

			(8,821,371)

Professional Services (0.2)%
CoStar Group Inc.	United States	773	(636,767)
FTI Consulting Inc.	United States	5,202	(595,889)
KBR Inc.	United States	43,929	(1,361,799)

			(2,594,455)

Real Estate Management & Development (0.1)%
Colliers International Group Inc.	Canada	9,491	(982,508)

Road & Rail (0.0)%†
Uber Technologies Inc.	United States	1,750	(90,562)

Semiconductors & Semiconductor Equipment (1.3)%
Advanced Micro Devices Inc.	United States	54,315	(4,590,161)
ams AG	Austria	20,669	(484,990)
Analog Devices Inc.	United States	34,471	(5,371,271)
First Solar Inc.	United States	10,293	(833,939)
Impinj Inc.	United States	25,365	(1,622,599)
Rambus Inc.	United States	28,700	(602,126)
SMART Global Holdings Inc.	United States	23,369	(1,091,098)
Synaptics Inc.	United States	14,454	(1,937,270)

			(16,533,454)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Shares	Value

Securities Sold Short (continued)

Common Stocks (continued)
Software (1.5)%
Alteryx Inc., A	United States	2,725	$(260,510)
Avaya Holdings Corp.	United States	36,089	(1,070,761)
Bentley Systems Inc., B	United States	3,269	(145,013)
Box Inc., A	United States	22,179	(406,985)
Coupa Software Inc.	United States	1,985	(687,326)
CyberArk Software Ltd.	United States	2,271	(333,451)
DocuSign Inc., A	United States	361	(81,824)
Dye & Durham Ltd.	Canada	2,266	(69,978)
Envestnet Inc.	United States	4,217	(269,972)
Everbridge Inc.	United States	3,774	(578,290)
Fubotv Inc.	United States	8,307	(293,237)
J2 Global Inc.	United States	29,891	(3,329,259)
Kaleyra Inc.	Italy	1,256	(23,588)
LivePerson Inc.	United States	23,539	(1,544,629)
Microstrategy Inc., A	United States	625	(469,006)
Mitek Systems Inc.	United States	15,929	(243,395)
Nuance Communications Inc.	United States	34,786	(1,551,456)
Nutanix Inc., A	United States	8,046	(243,673)
Palo Alto Networks Inc.	United States	3,082	(1,104,311)
PROS Holdings Inc.	United States	20,587	(975,824)
Salesforce.com Inc.	United States	8,408	(1,820,332)
Slack Technologies Inc., A	United States	8,909	(364,645)
Splunk Inc.	United States	599	(85,663)
Verint Systems Inc.	United States	36,609	(1,804,458)
VMware Inc., A	United States	8,600	(1,188,606)

			(18,946,192)

Specialty Retail (0.3)%
Guess? Inc.	United States	51,049	(1,286,945)
RH	United States	3,970	(1,946,769)

			(3,233,714)

Technology Hardware, Storage & Peripherals (0.0)%†
Pure Storage Inc., A	United States	20,312	(474,895)

Tobacco (0.1)%
Turning Point Brands Inc.	United States	21,830	(1,074,036)

Total Common Stocks (Proceeds $116,222,728)			(126,989,361)

Exchange Traded Funds (9.2)%
Health Care Select Sector SPDR Fund	United States	202,659	(22,821,430)
Invesco QQQ Series 1 ETF	United States	2,970	(932,996)
iShares Nasdaq Biotechnology ETF	United States	92,188	(14,467,063)
iShares North American Tech-Software ETF	United States	52,109	(18,477,852)
iShares Russell 2000 Growth ETF	United States	70,666	(21,890,207)
iShares Russell Mid-Cap Growth ETF	United States	57,039	(5,932,626)
SPDR S&P 500 ETF Trust	United States	84,511	(32,144,604)

Total Exchange Traded Funds (Proceeds $110,855,948)			(116,666,778)

		Principal Amount*

Corporate Bonds and Notes (1.2)%
Aerospace & Defense (0.1)%
[f]Spirit Aerosystems Inc., secured note, 144A, 7.50%, 4/15/25	United States	273,000	(289,293)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Securities Sold Short (continued)

Corporate Bonds and Notes (continued)
Aerospace & Defense (continued)
Triumph Group Inc., senior note, 5.25%, 6/01/22	United States	400,000		$(398,000)

				(687,293)

Airlines (0.1)%
[f]American Airlines Inc., senior secured note, 144A, 11.75%, 7/15/25	United States	994,000		(1,185,345)

Auto Components (0.1)%
American Axle & Manufacturing Inc., senior note,
6.50%, 4/01/27	United States	150,000		(156,808)
6.875%, 7/01/28	United States	300,000		(318,000)
[h]ZF Europe Finance BV, senior bond, Reg S, 3.00%, 10/23/29	Germany	200,000	EUR	(248,283)

				(723,091)

Communications Equipment (0.0)%†
[f]Entercom Media Corp., secured note, 144A, 6.50%, 5/01/27	United States	248,000		(253,967)

Construction & Engineering (0.1)%
[f]Tutor Perini Corp., senior note, 144A, 6.875%, 5/01/25	United States	646,000		(654,882)

Diversified Consumer Services (0.1)%
[f]MPH Acquisition Holdings LLC, senior note, 144A, 5.75%, 11/01/28	United States	1,314,000		(1,305,787)

Diversified Financial Services (0.2)%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, senior bond, 3.65%, 7/21/27	Ireland	2,000,000		(2,127,929)
Diversified Telecommunication Services (0.0)%†
[h]DKT Finance ApS, senior secured note, Reg S, 7.00%, 6/17/23	Denmark	358,000	EUR	(443,642)

Electric Utilities (0.1)%
[f]NRG Energy Inc., 144A,
senior bond, 5.25%, 6/15/29	United States	100,000		(105,769)
senior bond, 3.625%, 2/15/31	United States	567,000		(559,558)
senior note, 3.375%, 2/15/29	United States	63,000		(62,481)
Southern California Edison Co., secured bond, 3.65%, 2/01/50	United States	46,000		(47,390)

				(775,198)

Energy Equipment & Services (0.0)%†
[h]Saipem Finance International BV, E, senior note, Reg S, 3.375%, 7/15/26	Italy	300,000	EUR	(379,312)

Equity Real Estate Investment Trusts (REITs) (0.1)%
The GEO Group Inc., senior bond, 5.875%, 10/15/24	United States	144,000		(112,770)
[f]Iron Mountain Inc., senior bond, 144A, 5.25%, 3/15/28	United States	408,000		(427,125)
Service Properties Trust, senior bond,
4.95%, 10/01/29	United States	223,000		(215,613)
4.375%, 2/15/30	United States	150,000		(139,781)
Simon Property Group LP, senior bond, 2.65%, 7/15/30	United States	350,000		(356,110)

				(1,251,399)

Food & Staples Retailing (0.2)%
Koninklijke Ahold Delhaize NV, senior bond, 5.70%, 10/01/40	Netherlands	603,000		(821,495)
The Kroger Co., senior bond,
5.40%, 1/15/49	United States	241,000		(321,648)
3.95%, 1/15/50	United States	15,000		(16,693)
[f]SEG Holding LLC / SEG Finance Corp., senior secured note, 144A, 5.625%, 10/15/28	United States	473,000		(502,563)
[f]Sigma Holdco BV, senior note, 144A, 7.875%, 5/15/26	Netherlands	163,000		(167,126)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

	Country	Principal Amount*		Value

Securities Sold Short (continued)

Corporate Bonds and Notes (continued)
The Kroger Co., senior bond, (continued)
[f]United Natural Foods Inc., senior note, 144A, 6.75%, 10/15/28	United States	371,000		$(389,086)

				(2,218,611)

Food Products (0.0)%†
B&G Foods Inc., senior note, 5.25%, 9/15/27	United States	361,000		(379,126)
Hotels, Restaurants & Leisure (0.0)%†
fGolden Nugget Inc., senior note, 144A, 8.75%, 10/01/25	United States	326,000		(347,353)
RHP Hotel Properties LP / RHP Finance Corp., senior note, 4.75%, 10/15/27	United States	221,000		(224,494)

				(571,847)

Oil, Gas & Consumable Fuels (0.0)%†
PDC Energy Inc., senior note, 5.75%, 5/15/26	United States	170,000		(174,480)
[f]SM Energy Co., secured note, 144A, 10.00%, 1/15/25	United States	172,000		(193,823)

				(368,303)

Personal Products (0.0)%†
Sally Holdings LLC / Sally Capital Inc., senior note, 5.625%, 12/01/25	United States	83,000		(84,992)

Software (0.0)%†
fVeritas U.S. Inc. / Veritas Bermuda Ltd., senior note, 144A, 10.50%, 2/01/24	United States	404,000		(408,634)

Specialty Retail (0.1)%
[f]Dave & Buster’s Inc., senior secured note, 144A, 7.625%, 11/01/25	United States	318,000		(337,875)
[h]Stonegate Pub Co. Financing 2019 PLC, senior secured note, Reg S, 8.25%, 7/31/25	United Kingdom	400,000	GBP	(584,460)

				(922,335)

Textiles, Apparel & Luxury Goods (0.0)%†
[f]Hanesbrands Inc., senior bond, 144A, 4.875%, 5/15/26	United States	169,000		(182,261)

Trading Companies & Distributors (0.0)%†
Fly Leasing Ltd., senior note, 5.25%, 10/15/24	Ireland	376,000		(362,652)

Total Corporate Bonds and Notes (Proceeds $14,348,985)				(15,286,606)

Foreign Government and Agency Securities (Proceeds $50,357) (0.0)%†	Italy	36,000	EUR	(52,124)

[f,h]Government of Italy, senior bond, 144A, Reg S, 5.00%, 3/01/25

U.S. Government and Agency Securities (0.2)%
U.S. Treasury Bond, 1.375%, 8/15/50	United States	1,049,000		(876,079)
U.S. Treasury Note,
0.375%, 11/30/25	United States	809,000		(797,718)
0.875%, 11/15/30	United States	726,000		(692,423)

Total U.S. Government and Agency Securities (Proceeds $2,514,927)				(2,366,220)

Total Securities Sold Short (Proceeds $243,992,945)				$(261,361,089)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

†	Rounds to less than 0.1% of net assets.
*	The principal amount is stated in U.S. dollars unless otherwise indicated.
#

Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.

[a]	Non-income producing.
[b]

A portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and/or open written option contracts. At February 28, 2021, the aggregate value of these securities and/or cash pledged amounted to $413,615,597, representing 32.8% of net assets.

[c]	A portion or all of the security is held in connection with written option contracts open at period end.
[d]	Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
[e]	A portion or all of the security is on loan at February 28, 2021.
[f]

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. At February 28, 2021, the net value of these securities was $205,700,729, representing 16.3% of net assets.

[g]	Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
[h]

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2021, the net value of these securities was $59,573,505, representing 4.7% of net assets.

[i]	Perpetual security with no stated maturity date.
[j]	The coupon rate shown represents the rate at period end.
[k]	Securities denominated in Argentine Peso have been designated as Level 3 investments. See Note 9 regarding fair value measurements.
[l]	Income may be received in additional securities and/or cash.
[m]	A portion or all of the security purchased on a delayed delivery basis.
[n]	Principal amount is stated in 100 Mexican Peso Units.
[o]	Defaulted security or security for which income has been deemed uncollectible.
[p]	See Note 6 regarding unfunded loan commitments.
[q]	A supranational organization is an entity formed by two or more central governments through international treaties.
[r]	The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
[s]

Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

[t]

Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.

[u]	The rate shown is the annualized seven-day effective yield at period end.
[v]	A portion or all of the security is owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 8.
[w]

Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At February 26, 2021, all repurchase agreements had been entered into on that date.

[x]	The security was issued on a discount basis with no stated coupon rate.
[y]	See Note 7 regarding investments in affiliated management investment companies.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At February 28, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Commodity Contracts[a]
Aluminum	Long	22	$1,172,462	3/15/21	$69,451
Aluminum	Short	22	1,172,462	3/15/21	(81,788)
Aluminum	Long	18	971,662	6/14/21	70,245
Aluminum	Short	3	161,944	6/14/21	(12,609)
Brent Crude Oil	Long	47	3,027,740	3/31/21	135,568
Cocoa	Long	8	197,055	5/13/21	12,109
Coffee	Long	10	515,625	5/18/21	39,177
Copper	Long	20	4,546,625	3/15/21	1,065,906
Copper	Short	20	4,546,625	3/15/21	(610,935)
Copper	Long	8	1,814,800	6/14/21	232,397
Copper	Short	4	907,400	6/14/21	(82,625)
Corn	Long	48	1,314,000	5/14/21	5,381
Cotton	Long	9	399,735	5/06/21	4,520
Crude Oil	Long	34	2,091,000	3/22/21	81,904
Gasoline	Long	35	2,867,235	3/31/21	101,134
Gold 100 Oz	Long	3	518,640	4/28/21	(24,267)
Hard Red Winter Wheat	Long	19	605,862	7/14/21	(914)
Low Sulphur Gas Oil	Long	20	1,065,500	4/12/21	17,095
Natural Gas	Long	18	498,780	3/29/21	(18,791)
NY Harbor	Long	26	2,012,665	3/31/21	28,333
Silver	Long	16	2,115,200	5/26/21	(105,621)
Soybean Meal	Long	12	505,680	5/14/21	(7,943)
Soybean Oil	Long	10	299,640	5/14/21	24,879
Soybeans	Long	25	1,755,313	5/14/21	35,119
Sugar	Long	25	460,600	4/30/21	18,387
Wheat	Long	21	693,263	5/14/21	13,769
Zinc	Long	21	1,459,237	3/15/21	67,209
Zinc	Short	21	1,459,238	3/15/21	(56,021)
Zinc	Long	10	698,875	6/14/21	44,367
Zinc	Short	1	69,888	6/14/21	(3,578)

					1,061,858

Currency Contracts[a]

Dollar Index	Short	12	1,090,584	3/15/21	3,025

Equity Contracts
CAC 40 10 Euro Index[a]	Long	3	206,284	3/19/21	(2,259)
DAX Index[a]	Short	1	415,023	3/19/21	4,648
DJ EURO STOXX 50 Index[a]	Long	13	568,900	3/19/21	20,570
DJ EURO STOXX 50 Index	Short	562	24,593,984	3/19/21	(643,740)
DJIA Mini E-CBOT Index[a]	Short	2	309,120	3/19/21	4,026
E-Mini Russell 2000[a]	Long	11	1,209,560	3/19/21	123,661
FTSE 100 Index[a]	Short	69	6,190,360	3/19/21	81,491
FTSE/MIB Index	Short	3	413,165	3/19/21	(15,506)
Hang Seng Index[a]	Long	18	3,360,184	3/30/21	(150,377)
Mini TOPIX Index	Long	42	738,975	3/11/21	48,723
NASDAQ 100 E-Mini Index[a]	Long	11	2,840,420	3/19/21	(47,437)
NASDAQ 100 E-Mini Index	Short	1	258,220	3/19/21	(8,957)
Nikkei 225 Index[a]	Long	5	1,372,016	3/11/21	135,647
S&P 500 E-Mini Index[a]	Long	3	571,380	3/19/21	(14,289)
S&P 500 E-Mini Index	Short	97	18,474,620	3/19/21	(163,117)
STOXX 600 Banks Index	Short	106	771,202	3/19/21	(63,571)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Futures Contracts (continued)

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Equity Contracts (continued)
TOPIX Index[a]	Long	16	$2,815,141	3/11/21	$159,571

					(530,916)

Interest Rate Contracts
3 Month EURIBOR[a]	Long	131	39,706,130	6/13/22	(21,492)
10 Yr. Mini JGB[a]	Long	9	1,273,230	3/12/21	(2,309)
90 Day Eurodollar[a]	Long	262	65,332,975	6/13/22	(9,729)
90 Day Sterling[a]	Long	196	34,094,243	12/15/21	(3,384)
Australian 10 Yr. Bond[a]	Long	19	2,005,084	3/15/21	(113,830)
Canadian 10 Yr. Bond[a]	Long	50	5,491,906	6/21/21	(102,344)
Euro-BOBL[a]	Long	9	1,457,379	3/08/21	(8,304)
Euro-Bund[a]	Long	29	6,067,253	3/08/21	(105,506)
Euro-SCHATZ[a]	Long	96	12,992,507	3/08/21	(11,109)
Long Gilt[a]	Long	32	5,696,309	6/28/21	(55,477)
U.S. Treasury 2 Yr. Note[a]	Long	153	33,777,141	6/30/21	(27,655)
U.S. Treasury 5 Yr. Note[a]	Long	262	32,479,813	6/30/21	(246,869)
U.S. Treasury 10 Yr. Note[a]	Long	10	1,327,188	6/21/21	(14,359)
U.S. Treasury 10 Yr. Ultra	Short	21	3,094,219	6/21/21	16,378
U.S. Treasury Long Bond[a]	Short	61	9,712,344	6/21/21	87,457
U.S. Treasury Ultra Bond	Short	58	10,965,624	6/21/21	43,718

					(574,814)

Total Futures Contracts					$(40,847)

*As of period end.

aA portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 8.

At February 28, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Brazilian Real	JPHQ	Buy	4,768,126	$886,763	3/02/21	$–	$(35,950)
Brazilian Real	JPHQ	Sell	4,768,126	881,354	3/02/21	30,541	–
British Pound	MSCO	Sell	655,000	866,871	3/15/21	–	(45,779)
Chinese Yuan	MSCO	Sell	21,152,430	3,250,000	3/15/21	–	(20,325)
British Pound	BNYM	Sell	434,116	608,109	3/17/21	3,680	(460)
British Pound	MSCO	Sell	2,633,766	3,491,570	3/17/21	–	(178,267)
Chinese Yuan	JPHQ	Buy	6,347,251	967,452	3/17/21	10,073	(139)
Euro	BNYM	Buy	477,013	585,683	3/17/21	–	(9,872)
Euro	BNYM	Sell	2,859,304	3,482,024	3/17/21	30,944	(440)
Euro	MSCO	Sell	665,705	808,983	3/17/21	5,398	–
Indonesian Rupiah	JPHQ	Sell	49,111,703,712	3,443,053	3/17/21	–	(316)
Norwegian Krone	CITI	Buy	1,701,698	200,000	3/17/21	–	(3,740)
Russian Ruble	JPHQ	Buy	328,053,480	4,432,877	3/17/21	–	(40,447)
Russian Ruble	JPHQ	Sell	619,452,404	8,384,235	3/17/21	90,156	–
South African Rand	JPHQ	Buy	13,230,201	895,378	3/17/21	–	(23,219)
South African Rand	JPHQ	Sell	25,952,648	1,728,599	3/17/21	24,962	(7,209)
South Korean Won	UBSW	Buy	673,377,300	600,000	3/17/21	–	(643)
Taiwan Dollar	UBSW	Sell	16,694,934	600,000	3/17/21	522	–
Turkish Lira	JPHQ	Buy	14,163,523	1,978,615	3/17/21	–	(86,131)
South Korean Won	GSCO	Buy	1,120,908,000	1,000,000	3/18/21	–	(2,307)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Australian Dollar[b]	MSCO	Buy	14,310,000	$10,793,479	3/19/21	$253,723	$(35,356)
Australian Dollar[b]	MSCO	Sell	14,195,000	10,893,242	3/19/21	33,375	(63,484)
British Pound	BNYM	Buy	94,058	131,577	3/19/21	–	(517)
British Pound	BNYM	Sell	2,008,312	2,780,649	3/19/21	–	(17,735)
British Pound	BZWS	Buy	4,614,000	6,374,019	3/19/21	66,497	(11,362)
British Pound	BZWS	Sell	4,920,000	6,702,765	3/19/21	2,963	(155,727)
British Pound[b]	MSCO	Buy	14,071,000	19,170,867	3/19/21	461,504	(25,829)
British Pound[b]	MSCO	Sell	7,528,000	10,177,814	3/19/21	108	(311,813)
Canadian Dollar[b]	MSCO	Buy	11,805,000	9,312,774	3/19/21	10,509	(46,529)
Canadian Dollar[b]	MSCO	Sell	2,679,000	2,094,269	3/19/21	1,226	(12,199)
Euro	BNYM	Sell	21,498,354	25,881,440	3/19/21	88	(71,157)
Euro	BZWS	Buy	9,978,000	12,087,258	3/19/21	241	(42,199)
Euro	BZWS	Sell	13,118,000	15,991,822	3/19/21	157,416	(1,457)
Euro[b]	MSCO	Buy	13,442,000	16,310,416	3/19/21	2,346	(85,768)
Euro[b]	MSCO	Sell	9,660,000	11,729,132	3/19/21	80,989	(13,273)
Hong Kong Dollar	BNYM	Buy	4,624,030	596,136	3/19/21	43	–
Hong Kong Dollar	BNYM	Sell	36,910,555	4,761,147	3/19/21	2,245	–
Japanese Yen[b]	MSCO	Buy	3,613,761,000	34,766,451	3/19/21	–	(856,746)
Japanese Yen[b]	MSCO	Sell	3,507,558,000	33,738,457	3/19/21	825,306	–
Mexican Peso[b]	MSCO	Buy	64,689,000	3,219,575	3/19/21	–	(134,594)
Mexican Peso[b]	MSCO	Sell	15,606,000	776,874	3/19/21	32,634	–
New Zealand Dollar[b]	MSCO	Buy	8,110,000	5,756,311	3/19/21	104,157	(600)
New Zealand Dollar[b]	MSCO	Sell	3,202,000	2,283,875	3/19/21	1,137	(30,864)
Swedish Krona	BZWS	Buy	25,741,000	3,098,519	3/19/21	–	(49,261)
Swedish Krona	BZWS	Sell	25,742,000	3,122,035	3/19/21	72,659	–
Swiss Franc	BNYM	Buy	196,893	217,709	3/19/21	–	(1,125)
Swiss Franc	BNYM	Sell	10,144,428	11,319,317	3/19/21	160,387	–
Swiss Franc[b]	MSCO	Buy	9,946,000	11,196,298	3/19/21	–	(255,645)
Swiss Franc[b]	MSCO	Sell	7,073,000	7,915,840	3/19/21	135,501	–
Canadian Dollar	BNYM	Buy	1,033,000	813,693	3/25/21	–	(1,916)
Canadian Dollar	BNYM	Sell	3,556,000	2,794,763	3/25/21	301	–
Euro	BNYM	Buy	946,000	1,153,789	3/25/21	–	(11,601)
Euro	BNYM	Sell	5,583,000	6,786,885	3/25/21	50,536	(4,492)
British Pound	BNYM	Sell	1,089,000	1,483,393	3/31/21	–	(34,148)
British Pound	JPHQ	Sell	1,050,000	1,449,505	3/31/21	4,974	(18,662)
Canadian Dollar	BNYM	Sell	375,000	291,873	3/31/21	–	(2,822)
Canadian Dollar	JPHQ	Sell	860,000	676,765	3/31/21	930	–
Euro	BNYM	Sell	1,725,000	2,103,608	3/31/21	20,538	–
Euro	JPHQ	Sell	1,800,000	2,194,299	3/31/21	20,660	–
Brazilian Real	JPHQ	Buy	4,768,126	880,402	4/05/21	–	(30,756)
Euro	HSBC	Buy	108,000	130,022	4/06/21	411	–
Euro	HSBC	Sell	108,000	133,076	4/06/21	2,643	–
Colombian Peso	MSCS	Sell	424,857,000	122,827	4/08/21	6,492	–
Canadian Dollar	BOFA	Sell	145,000	114,979	4/26/21	1,031	–
Euro	BOFA	Sell	370,000	450,950	4/26/21	3,926	–
Euro	BZWS	Sell	115,000	140,144	4/26/21	1,204	–
British Pound	DBAB	Sell	166,000	227,462	4/30/21	–	(3,878)
Euro	MSCS	Buy	90,000	108,434	4/30/21	310	–
Euro	MSCS	Sell	90,000	108,971	4/30/21	227	–
Indonesian Rupiah	JPHQ	Sell	33,471,750,000	2,361,194	5/11/21	25,535	–
Colombian Peso	JPHQ	Buy	3,652,059,000	1,010,000	5/12/21	–	(11,403)
Colombian Peso	JPHQ	Sell	6,000,477,200	1,665,160	5/12/21	24,426	–
Euro	JPHQ	Buy	1,583,179	1,920,000	5/12/21	–	(6,599)
Euro	JPHQ	Sell	1,569,808	1,910,000	5/12/21	12,758	–
Indian Rupee	JPHQ	Buy	263,710,500	3,565,298	5/12/21	–	(18,231)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Forward Exchange Contracts (continued)

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts (continued)
Indian Rupee	JPHQ	Sell	263,009,542	$3,580,001	5/12/21	$42,363	$–
Mexican Peso	JPHQ	Buy	24,696,415	1,213,424	5/12/21	–	(42,208)
Mexican Peso	JPHQ	Sell	32,225,615	1,570,000	5/12/21	41,715	–
Peruvian Nuevo Sol	JPHQ	Buy	4,152,336	1,140,908	5/12/21	–	(2,783)
Peruvian Nuevo Sol	JPHQ	Sell	4,209,460	1,150,000	5/12/21	–	(3,782)
Philippine Peso	JPHQ	Buy	36,411,055	740,000	5/12/21	9,136	–
Philippine Peso	JPHQ	Sell	91,405,200	1,898,934	5/12/21	18,326	–
Russian Ruble	JPHQ	Buy	83,013,247	1,079,103	5/12/21	25,169	–
Russian Ruble	JPHQ	Sell	26,719,139	360,000	5/12/21	4,572	–
South African Rand	JPHQ	Sell	52,477,602	3,460,490	5/12/21	24,642	–
Turkish Lira	JPHQ	Buy	5,602,730	755,950	5/12/21	–	(26,502)
Turkish Lira	JPHQ	Sell	5,656,950	780,000	5/12/21	43,493	–

Euro	HSBC	Sell	125,000	151,896	5/17/21	807	–

Total Forward Exchange Contracts						$2,988,455	$(2,898,267)

Net unrealized appreciation (depreciation)						$90,188

[a]	May be comprised of multiple contracts with the same counterparty, currency and settlement date.

[b]	A portion or all of the contracts are owned by K2 Holdings Investment Corp., a wholly-owned subsidiary of the Fund. See Note 8.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At February 28, 2021, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts

Description	Annual Payment Rate Received (Paid)	Payment Frequency		Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

Centrally Cleared Swap Contracts

Contracts to Buy Protection[c]

Single Name
Government of Malaysia	(1.00)%	Quarterly		12/20/24	1,730,000		$(45,207)	$(45,836)	$629
Government of Mexico	(1.00)%	Quarterly		6/20/23	1,763,000		(20,128)	(441)	(19,687)
Government of Mexico	(1.00)%	Quarterly		12/20/23	4,066,000		(49,122)	(11,463)	(37,659)
Government of Mexico	(1.00)%	Quarterly		12/20/23	61,000		(737)	(945)	208
Government of Mexico	(1.00)%	Quarterly		6/20/25	142,000		(247)	(1,790)	1,543
Government of South Africa	(1.00)%	Quarterly		12/20/24	716,000		28,171	67,154	(38,983)
Government of South Africa	(1.00)%	Quarterly		12/20/24	3,065,000		120,593	90,737	29,856
Government of South Africa	(1.00)%	Quarterly		12/20/24	4,478,000		176,188	132,619	43,569
Government of Turkey	(1.00)%	Quarterly		6/20/24	141,000		8,078	14,153	(6,075)
Government of Turkey	(1.00)%	Quarterly		6/20/25	909,000		74,744	206,196	(131,452)
Simon Property Group LP	(1.00)%	Quarterly		6/20/25	270,000		(3,712)	23,201	(26,913)

Traded Index
CDX.NA.HY.35	(5.00)%	Quarterly		12/20/25	3,200,000		(265,691)	(279,680)	13,989
CDX.NA.HY.35	(5.00)%	Quarterly		12/20/25	1,500,000		(124,542)	(135,170)	10,628
CDX.NA.IG.34	(1.00)%	Quarterly		6/20/25	854,000		(13,367)	3,466	(16,833)

Contracts to Sell Protection[c,d]

Single Name
Government of South Africa	1.00%	Quarterly		12/20/24	2,847,000		(112,016)	(221,735)	109,719	BB-
Government of South Africa	1.00%	Quarterly		12/20/24	874,000		(34,388)	(25,494)	(8,894)	BB-
Government of Turkey	1.00%	Quarterly		12/20/22	826,000		(20,766)	(37,352)	16,586	B+
Traded Index

CDX.NA.HY.35	5.00%	Quarterly		12/20/25	3,010,000		249,915	124,915	125,000	Non- Investment Grade

Total Centrally Cleared Swap Contracts							$(32,234)	$(97,465)	$65,231

OTC Swap Contracts

Contracts to Buy Protection[c]

Single Name			Counterparty
Air France-KLM	(5.00)%	Quarterly	JPHQ	12/20/21	32,000	EUR	(212)	745	(957)
Air France-KLM	(5.00)%	Quarterly	JPHQ	12/20/21	48,000	EUR	(317)	836	(1,153)
Air France-KLM	(5.00)%	Quarterly	JPHQ	12/20/21	64,000	EUR	(423)	1,490	(1,913)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/21	44,000		397	3,556	(3,159)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/21	73,000		659	4,804	(4,145)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/21	73,000		659	8,479	(7,820)
American Airlines Inc.	(5.00)%	Quarterly	BZWS	12/20/21	147,000		1,327	10,209	(8,882)
American Airlines Inc.	(5.00)%	Quarterly	CITI	12/20/21	44,000		397	4,312	(3,915)
American Airlines Inc.	(5.00)%	Quarterly	CITI	12/20/21	147,000		1,327	9,075	(7,748)
American Airlines Inc.	(5.00)%	Quarterly	FBCO	12/20/21	29,000		262	1,798	(1,536)
American Airlines Inc.	(5.00)%	Quarterly	FBCO	12/20/21	44,000		397	3,151	(2,754)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/21	29,000		262	1,806	(1,544)
American Airlines Inc.	(5.00)%	Quarterly	GSCO	12/20/21	73,000		659	9,476	(8,817)
American Airlines Inc.	(5.00)%	Quarterly	JPHQ	12/20/21	29,000		262	2,959	(2,697)
American Airlines Inc.	(5.00)%	Quarterly	JPHQ	12/20/21	73,000		659	4,878	(4,219)
American Airlines Inc.	(5.00)%	Quarterly	JPHQ	12/20/25	241,000		31,429	47,225	(15,796)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	MSCS	12/20/25	73,000		$(3,459)	$(4,429)	$970
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	BZWS	12/20/25	281,000		(13,315)	(12,791)	(524)
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	GSCO	12/20/25	44,000		(2,085)	(2,669)	584
American Axle & Manufacturing Inc.	(5.00)%	Quarterly	JPHQ	12/20/25	44,000		(2,085)	(2,669)	584
Carnival Corp.	(1.00)%	Quarterly	BZWS	6/20/23	41,000		1,625	8,439	(6,814)
Carnival Corp.	(1.00)%	Quarterly	BZWS	6/20/23	41,000		1,625	8,613	(6,988)
Carnival Corp.	(1.00)%	Quarterly	CITI	6/20/23	20,000		792	4,190	(3,398)
Carnival Corp.	(1.00)%	Quarterly	CITI	6/20/25	5,000		515	1,285	(770)
Carnival Corp.	(1.00)%	Quarterly	FBCO	6/20/23	20,000		792	4,135	(3,343)
Carnival Corp.	(1.00)%	Quarterly	GSCO	6/20/23	41,000		1,625	8,063	(6,438)
Carnival Corp.	(1.00)%	Quarterly	GSCO	6/20/23	41,000		1,625	8,476	(6,851)
Dell Technologies Inc.	(1.00)%	Quarterly	BNPP	12/20/25	29,000		246	1,925	(1,679)
Dell Technologies Inc.	(1.00)%	Quarterly	BNPP	12/20/25	316,000		2,684	16,017	(13,333)
Dell Technologies Inc.	(1.00)%	Quarterly	CITI	12/20/25	37,000		314	2,030	(1,716)
Dell Technologies Inc.	(1.00)%	Quarterly	CITI	12/20/25	59,000		501	3,722	(3,221)
Dell Technologies Inc.	(1.00)%	Quarterly	JPHQ	12/20/25	190,000		1,614	8,434	(6,820)
Diamond Sports Group LLC	(5.00)%	Quarterly	BZWS	12/20/25	31,000		13,276	15,177	(1,901)
Diamond Sports Group LLC	(5.00)%	Quarterly	BZWS	12/20/25	44,000		18,844	21,564	(2,720)
Diamond Sports Group LLC	(5.00)%	Quarterly	GSCO	6/20/25	31,000		12,669	15,956	(3,287)
Diamond Sports Group LLC	(5.00)%	Quarterly	GSCO	12/20/25	1,000		428	431	(3)
Diamond Sports Group LLC	(5.00)%	Quarterly	GSCO	12/20/25	17,000		7,280	7,329	(49)
Diamond Sports Group LLC	(5.00)%	Quarterly	GSCO	12/20/25	17,000		7,280	7,333	(53)
Diamond Sports Group LLC	(5.00)%	Quarterly	GSCO	12/20/25	29,000		12,420	10,391	2,029
Diamond Sports Group LLC	(5.00)%	Quarterly	GSCO	12/20/25	33,000		14,133	13,614	519
Dow Inc.	(1.00)%	Quarterly	GSCO	6/20/25	78,000		(1,502)	(490)	(1,012)
Dow Inc.	(1.00)%	Quarterly	GSCO	6/20/25	78,000		(1,502)	(457)	(1,045)
Dow Inc.	(1.00)%	Quarterly	GSCO	6/20/25	78,000		(1,502)	(326)	(1,176)
Dow Inc.	(1.00)%	Quarterly	JPHQ	6/20/25	625,000		(12,034)	(7,381)	(4,653)
Dow Inc.	(1.00)%	Quarterly	JPHQ	6/20/25	39,000		(751)	(163)	(588)
GE Capital Funding LLC	(1.00)%	Quarterly	GSCO	12/20/25	147,000		(872)	4,943	(5,815)
GE Capital Funding LLC	(1.00)%	Quarterly	GSCO	12/20/25	221,000		(1,310)	8,384	(9,694)
GE Capital Funding LLC	(1.00)%	Quarterly	JPHQ	12/20/25	148,000		(878)	4,654	(5,532)
GE Capital Funding LLC	(1.00)%	Quarterly	JPHQ	12/20/25	221,000		(1,310)	8,669	(9,979)
Government of Brazil	(1.00)%	Quarterly	BZWS	6/20/25	201,000		6,522	20,169	(13,647)
Government of China	(1.00)%	Quarterly	BZWS	12/20/25	1,510,000		2,656	23,778	(21,122)
Government of Italy	(1.00)%	Quarterly	BOFA	6/20/24	132,000		(2,178)	2,055	(4,233)
Government of Italy	(1.00)%	Quarterly	JPHQ	6/20/24	218,000		(3,596)	1,579	(5,175)
Kimco Realty Corp.	(1.00)%	Quarterly	JPHQ	6/20/24	122,000		(2,282)	–	(2,282)
Kimco Realty Corp.	(1.00)%	Quarterly	JPHQ	6/20/25	40,000		(644)	568	(1,212)
Kohl’s Corp.	(1.00)%	Quarterly	GSCO	12/20/25	899,000		19,077	78,269	(59,192)
Kohl’s Corp.	(1.00)%	Quarterly	MSCO	12/20/25	455,000		9,655	40,156	(30,501)
Lloyds Bank PLC	(1.00)%	Quarterly	JPHQ	12/20/24	540,000	EUR	(8,851)	1,763	(10,614)
Loxam SAS	(5.00)%	Quarterly	GSCO	12/20/25	100,000	EUR	(362)	(256)	(106)
MBIA Inc.	(5.00)%	Quarterly	BZWS	6/20/22	24,000		(564)	(370)	(194)
MBIA Inc.	(5.00)%	Quarterly	CITI	6/20/21	340,000		(5,651)	(4,727)	(924)
MBIA Inc.	(5.00)%	Quarterly	CITI	6/20/22	40,000		(939)	(1,711)	772
MBIA Inc.	(5.00)%	Quarterly	CITI	12/20/24	112,000		(875)	(14,997)	14,122
MBIA Inc.	(5.00)%	Quarterly	GSCO	6/20/22	25,000		(587)	(846)	259
MBIA Inc.	(5.00)%	Quarterly	GSCO	12/20/24	244,000		(1,906)	(30,739)	28,833
NRG Energy Inc.	(5.00)%	Quarterly	MSCS	12/20/25	126,000		(17,035)	(20,229)	3,194
NRG Energy Inc.	(5.00)%	Quarterly	MSCS	12/20/25	63,000		(8,517)	(10,344)	1,827

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)

NRG Energy Inc.	(5.00)%	Quarterly	CITI	12/20/25	63,000		$(8,517)	$(9,631)	$1,114
NRG Energy Inc.	(5.00)%	Quarterly	GSCO	12/20/25	63,000		(8,517)	(9,535)	1,018
Simon Property Group LP	(1.00)%	Quarterly	BZWS	12/20/25	625,000		(8,516)	11,382	(19,898)
Simon Property Group LP	(1.00)%	Quarterly	JPHQ	12/20/25	291,000		(3,965)	5,949	(9,914)
Simon Property Group LP	(1.00)%	Quarterly	MSCO	12/20/25	531,000		(7,236)	10,856	(18,092)
Stena AB	(5.00)%	Quarterly	GSCO	6/20/24	113,000	EUR	6,585	6,716	(131)
Stena AB	(5.00)%	Quarterly	GSCO	6/20/24	186,000	EUR	10,839	10,819	20
Transocean Inc.	(5.00)%	Quarterly	BZWS	12/20/25	75,000		29,866	60,074	(30,208)
Transocean Inc.	(5.00)%	Quarterly	FBCO	12/20/24	281,000		101,616	137,809	(36,193)
Transocean Inc.	(5.00)%	Quarterly	FBCO	6/20/25	52,000		19,794	28,546	(8,752)
Transocean Inc.	(5.00)%	Quarterly	GSCO	12/20/24	84,000		30,376	2,900	27,476
Transocean Inc.	(5.00)%	Quarterly	GSCO	12/20/24	125,000		45,203	8,339	36,864
Transocean Inc.	(5.00)%	Quarterly	GSCO	12/20/24	185,000		66,900	21,290	45,610
Transocean Inc.	(5.00)%	Quarterly	GSCO	12/20/25	504,000		200,696	379,146	(178,450)
Transocean Inc.	(5.00)%	Quarterly	JPHQ	12/20/24	100,000		36,162	46,400	(10,238)
Transocean Inc.	(5.00)%	Quarterly	JPHQ	12/20/24	434,000		156,944	55,405	101,539
US Steel Corp.	(5.00)%	Quarterly	JPHQ	6/20/25	16,000		(570)	3,499	(4,069)
US Steel Corp.	(5.00)%	Quarterly	JPHQ	6/20/25	16,000		(570)	4,351	(4,921)
US Steel Corp.	(5.00)%	Quarterly	JPHQ	6/20/25	42,000		(1,497)	8,293	(9,790)
US Steel Corp.	(5.00)%	Quarterly	JPHQ	6/20/25	68,000		(2,424)	15,992	(18,416)

Contracts to Sell Protection[c,d]

Single Name

Transocean Inc.	1.00%	Quarterly	BZWS	12/20/24	180,000		(87,123)	(117,750)	30,627	CCC-
Transocean Inc.	1.00%	Quarterly	BZWS	12/20/24	73,000		(35,333)	(48,777)	13,444	CCC-
Transocean Inc.	1.00%	Quarterly	BZWS	12/20/24	37,000		(17,909)	(25,422)	7,513	CCC-
Transocean Inc.	1.00%	Quarterly	JPHQ	6/20/25	52,000		(26,588)	(38,435)	11,847	CCC-
Transocean Inc.	1.00%	Quarterly	MSCO	12/20/24	270,000		(130,684)	(187,413)	56,729	CCC-
Transocean Inc.	1.00%	Quarterly	MSCO	12/20/24	180,000		(87,123)	(124,942)	37,819	CCC-
Transocean Inc.	1.00%	Quarterly	MSCO	12/20/24	90,000		(43,561)	(58,801)	15,240	CCC-
Transocean Inc.	1.00%	Quarterly	MSCS	12/20/24	270,000		(130,684)	(191,014)	60,330	CCC-

Total OTC Swap Contracts							$183,514	$367,362	$(183,848)

Total Credit Default Swap Contracts							$151,280	$269,897	$(118,617)

aIn U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

bBased on Standard and Poor’s (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.

cPerformance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.

dThe Fund enters contracts to sell protection to create a long credit position.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At February 28, 2021, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount		Value /Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Fixed 4.40%
Pay Floating Banxico Mexico 1 Month rate	Monthly	3/15/23	43,522,450	MXN	$(5,172)
Receive Fixed 4.21%
Pay Floating rate 1-Day-MIBOR	Semi-Annually	5/12/23	289,469,086	INR	(19,538)
Receive Fixed 4.24%
Pay Floating rate 1-Day-MIBOR	Semi-Annually	5/12/23	225,530,914	INR	(13,505)
Receive Fixed 4.73%
Pay Floating Banxico Mexico 1 Month rate	Monthly	3/11/26	3,720,121	MXN	(5,593)
Receive Fixed 4.91%
Pay Floating Banxico Mexico 1 Month rate	Monthly	3/11/26	39,826,881	MXN	(44,131)
Receive Fixed 2.84%
Pay Floating CFETS China Fixing Repo 7 Day rate	Quarterly	3/17/26	16,966,997	CNY	(12,226)
Receive Fixed 2.92%
Pay Floating rate China 7-Day Repo	Quarterly	5/12/26	7,500,182,367	COP	(62,673)
Receive Fixed 3.40%
Pay Floating rate 1-Day-COPIBR	Quarterly	5/12/26	37,000,000	CNY	(11,088)
Receive Fixed 3.41%
Pay Floating rate 1-Day-COPIBR	Quarterly	5/12/26	7,049,817,633	COP	(59,619)
Receive Floating rate 6 Month-PRIBOR
Pay Fixed rate 0.98%	Annually	5/12/26	42,198,627	CZK	8,350
Receive Fixed 1.44%
Pay Floating Banxico Mexico 1 Month rate	Monthly	3/05/31	44,493,781	MXN	(119,770)
Receive Floating rate 6 Month-SOFR
Pay Fixed rate 0.98%	Semi-Annually	3/17/31	1,290,292	SGD	54,786
Receive Floating rate 6 Month-SOFR
Pay Fixed rate 1.13%	Semi-Annually	3/17/31	131,273	SGD	4,157
Receive Floating rate 6 Month-WIBOR
Pay Fixed rate 1.16%	Semi-Annually	3/17/31	3,191,119	PLN	46,761
Receive Floating rate 6 Month-WIBOR
Pay Fixed rate 1.18%	Semi-Annually	3/17/31	3,182,079	PLN	45,629
Receive Floating rate 6 Month-WIBOR
Pay Fixed rate 1.21%	Semi-Annually	3/17/31	3,183,559	PLN	42,851
Receive Floating rate 6 Month-WIBOR
Pay Fixed rate 1.23%	Semi-Annually	3/17/31	78,004	PLN	1,016
Receive Floating rate 6 Month-WIBOR
Pay Fixed rate 1.29%	Semi-Annually	3/17/31	6,463,207	PLN	73,601
Receive Fixed 5.65%
Pay Floating rate 3-Month-JIBAR	Monthly	4/30/31	37,105,000	MXN	(98,242)
Receive Fixed 6.87%
Pay Floating rate 3-Month-JIBAR	Quarterly	5/12/31	12,134,831	ZAR	(49,574)

Total Interest Rate Swap Contracts					$(223,980)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

At February 28, 2021, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts

Equity Contracts - Long[a]
Advanced Emissions Solutions Inc.	1-Month LIBOR + 0.50%	Monthly	GSCO	11/01/21	430		$156
Advanced Emissions Solutions Inc.	1-Month LIBOR + 0.50%	Monthly	GSCO	11/02/21	4,907		1,587
Advanced Emissions Solutions Inc.	1-Month LIBOR + 0.50%	Monthly	GSCO	11/03/21	2,468		697
Advanced Emissions Solutions Inc.	1-Month LIBOR + 0.50%	Monthly	GSCO	11/04/21	1,243		321
Advanced Emissions Solutions Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	11/08/21	974		250
Advanced Emissions Solutions Inc.	1-Month LIBOR + 0.50%	Monthly	GSCO	11/09/21	41		10
Advanced Emissions Solutions Inc.	1-Month LIBOR + 0.50%	Monthly	GSCO	11/10/21	27		7
Advanced Emissions Solutions Inc.	1-Month LIBOR + 0.50%	Monthly	GSCO	11/24/21	903		36
Alexion Pharmaceuticals Inc.	1-Day FEDEF + 0.40%	Monthly	MSCS	11/22/22	5,149,399		(75,655)
Amundi SA	1-Day EONIA + 0.40%	Monthly	MSCS	3/14/25	266,038	EUR	101,718
Anima Holding SpA	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/21/21	1,022,388	EUR	(66,227)
Barclays PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/21	678,467	GBP	82,506
BHP Group PLC	1-Day FEDEF + 0.40%	Monthly	MSCS	11/22/22	523,119		(6,403)
BMF IBOV	1-Day FEDEF + 1.00%	Monthly	MSCS	12/23/22	1,803,114		(211,269)
BNP Paribas SA	1-Month LIBOR + 0.40%	Monthly	MSCS	3/14/25	1,067,115	EUR	733,150
Brookfield Property Partners	1-Month LIBOR + 0.65%	Monthly	BZWS	1/05/22	1,238,536		(68,734)
Brookfield Property Partners	1-Day FEDEF + 1.00%	Monthly	MSCS	11/22/22	2,784,586		295
Bureau Veritas SA	1-Month EURIBOR + 0.40%	Monthly	GSCO	12/21/21	162,339	EUR	2,674
Bureau Veritas SA	1-Month EURIBOR + 0.40%	Monthly	MSCS	3/14/25	758,186	EUR	249,301
Carrefour SA	1-Month EURIBOR + 0.40%	Monthly	BZWS	1/14/22	427,089	EUR	(4,239)
China Jushi Co. Ltd.	1-Day FEDEF + 0.30%	Monthly	MSCS	9/28/22	1,030,615		(197,943)
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	3/04/21	27,591		8,172
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	1/20/22	270,991		(46,212)
Croda International PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/21	772,774	GBP	(43,764)
Danone SA	1-Month EURIBOR + 0.40%	Monthly	MSCO	12/21/21	1,851,325	EUR	129,928
Danone SA	1-Month LIBOR + 0.40%	Monthly	MSCS	3/14/25	3,053,835	EUR	211,771
Dialog Semiconductor PLC	1-Day EONIA + 0.65%	Monthly	MSCS	9/06/21	417,043	EUR	(5,192)
Electricite de France SA	1-Day EONIA + 0.40%	Monthly	MSCS	9/23/22	1,250,621	EUR	(106,407)
Elisa OYJ	1-Month EURIBOR + 0.40%	Monthly	MSCO	12/21/21	212,989	EUR	25,421
Elisa OYJ	1-Month EURIBOR + 0.40%	Monthly	MSCS	3/14/25	282,271	EUR	103,411
Energy Transfer Operating LP	1-Month LIBOR + 0.90%	Monthly	GSCO	11/05/21	107,568		43,535
Energy Transfer Operating LP	1-Month LIBOR + 0.40%	Monthly	BOFA	11/09/21	107,996		9,627
Energy Transfer Operating LP	1-Month LIBOR + 0.65%	Monthly	GSCO	1/20/22	193,154		17,216
Engie SA	1-Day EONIA + 0.40%	Monthly	MSCS	9/23/22	2,950,080	EUR	(276,947)
Entain PLC	1-Month GBP LIBOR + 0.40%	Monthly	BZWS	2/28/22	1,716,290	GBP	11,905
Enterprise Products Partners LP	1-Month LIBOR + 0.90%	Monthly	GSCO	11/16/21	124,171		22,882
ESG Core Investments BV	1-Day EONIA + 0.65%	Monthly	MSCS	9/06/21	41,835	EUR	(301)
Evolution Gaming Group	1-Week STIBOR + 0.65%	Monthly	MSCS	2/06/23	4,198,514	SEK	6,116
Ferguson PLC	1-Day EONIA + 0.65%	Monthly	MSCO	9/23/22	825,839		171,758
Frasers Group PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/21	655,664	GBP	38,792
G4S PLC	1-Month LIBOR + 0.40%	Monthly	BZWS	10/14/21	4,408,231	GBP	(226)
G4S PLC	1-Day SONIA + 0.65%	Monthly	GSCO	2/08/22	780,888	GBP	124,329
GrandVision NV	1-Month LIBOR + 0.05%	Monthly	BZWS	5/11/21	5,209,632	EUR	2,681
GrandVision NV	1-Day EONIA + 0.65%	Monthly	MSCS	9/06/21	1,417,546	EUR	(48,612)
HeidelbergCement AG	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/21/21	1,813,014	EUR	86,265
Hermes International	1-Month EURIBOR + 0.40%	Monthly	MSCO	12/21/21	377,062	EUR	8,465
Hikma Pharmaceuticals PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/21	106,739	GBP	(3,726)
Iliad SA	1-Month LIBOR + 0.40%	Monthly	MSCS	3/14/25	120,001	EUR	47,128
ITV PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/21	1,268,757	GBP	(4,368)
KAZ Minerals PLC	1-Month LIBOR + 0.40%	Monthly	BZWS	1/21/22	1,803,128	GBP	(35,115)
Kering SA	1-Month EURIBOR + 0.40%	Monthly	MSCO	12/21/21	695,913	EUR	(39,714)
Kering SA	1-Month EURIBOR + 0.40%	Monthly	MSCS	3/14/25	1,035,973	EUR	334,610
LVMH Moet Hennessy Louis Vuitton SE .	1-Day EONIA + 0.40%	Monthly	MSCS	3/14/25	264,546	EUR	216,700
Maxim Integrated Products Inc.	1-Day FEDEF + 0.40%	Monthly	MSCO	11/22/22	990,723		153,311

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*		Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
McKesson Europe AG	1-Day EONIA + 0.65%	Monthly	MSCS	11/03/21	1,424,560	EUR	$(21,030)
Monmouth Real Estate Investment Corp.	1-Month LIBOR + 0.35%	Monthly	BZWS	1/19/22	594,309		(9,601)
Natixis SA	1-Month EURIBOR + 0.40%	Monthly	BZWS	2/11/22	721,252	EUR	(2,355)
Nestle SA	1-Month LIBOR + 0.40%	Monthly	MSCS	1/20/22	541,481	CHF	(30,779)
Rolls-Royce Holdings PLC	1-Day SONIA + 0.40%	Monthly	MSCS	9/26/22	764,892	GBP	113,514
RSA Insurance Group PLC	1-Month LIBOR + 0.40%	Monthly	BZWS	9/07/21	2,677,184	GBP	(137)
RSA Insurance Group PLC	1-Day SONIA + 0.65%	Monthly	MSCO	2/08/22	1,032,507	GBP	(2,404)
Ryanair Holdings PLC	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/21/21	607,454	EUR	79,069
Signature Aviation PLC	1-Month LIBOR + 0.75%	Monthly	BZWS	12/20/21	4,303,073		(13,142)
Siltronic AG	1-Day EONIA + 0.65%	Monthly	MSCS	11/03/21	351,209	EUR	(2,430)
Siltronic AG	1-Month EUR LIBOR + 0.40%	Monthly	BZWS	2/28/22	2,520,318	EUR	(7,673)
Smith & Nephew PLC	1-Month LIBOR + 0.40%	Monthly	MSCO	4/16/21	2,431,960	GBP	(346,850)
Smiths Group PLC	1-Month LIBOR + 0.40%	Monthly	MSCS	4/16/21	820,062	GBP	1,725
Societe Generale SA	1-Month LIBOR + 0.40%	Monthly	MSCS	3/14/25	673,759	EUR	277,912
Stroeer SE & Co. KGaA	1-Month EURIBOR + 0.40%	Monthly	MSCS	12/21/21	1,029,175	EUR	4,278
Suez SA	1-Month EURIBOR + 0.40%	Monthly	BZWS	9/02/21	695,671	EUR	2,450
Suez SA	1-Day EONIA + 0.65%	Monthly	MSCO	9/06/21	672,694	EUR	44,129
TGOOD	1-Day FEDEF + 0.30%	Monthly	MSCS	9/28/22	1,806,643		(307,086)
Tianqi Lithium Corp.	1-Day FEDEF + 0.55%	Monthly	MSCS	1/12/23	355,538		(46,846)
Vodafone Group PLC	1-Day SONIA + 0.65%	Monthly	MSCS	2/08/22	951,494	GBP	117,110
William Hill PLC	1-Month LIBOR + 0.40%	Monthly	BZWS	9/28/21	4,623,120	GBP	(12,116)
William Hill PLC	1-Day SONIA + 0.65%	Monthly	MSCO	2/08/22	962,369	GBP	(6,593)
Willis Towers Watson PLC	1-Day FEDEF + 0.40%	Monthly	MSCS	11/22/22	2,527,961		189,441

							1,726,263

Equity Contracts - Short[b]
AGL Energy Ltd.	1-Day RBACR - 0.50%	Monthly	MSCS	9/26/22	1,268,733	AUD	77,898
Analog Devices Inc.	1-Day FEDEF - 0.35%	Monthly	MSCO	2/04/22	1,047,065		(163,696)
Aon PLC	1-Day FEDEF - 0.35%	Monthly	MSCS	2/04/22	2,732,722		(296,276)
AstraZeneca PLC	1-Day FEDEF - 0.35%	Monthly	MSCS	2/04/22	3,563,026		83,614
BHP Group PLC	1-Day FEDEF - 2.02%	Monthly	MSCS	2/04/22	624,865		4,528
Brookfield Asset Management	1-Month LIBOR - 0.35%	Monthly	BZWS	2/02/22	364,202		30,721
Brookfield Asset Management	1-Day FEDEF - 0.35%	Monthly	BZWS	2/04/22	879,878		(24,081)
Carnival Corp.	1-Month LIBOR - 0.40%	Monthly	MSCS	9/20/22	639,772		(185,198)
Colruyt SA	1-Day EONIA - 0.40%	Monthly	MSCS	3/14/25	1,373,519	EUR	(350,742)
DJ EURO STOXX 50 Index	1-Day EONIA - 0.45%	Monthly	MSCO	3/22/22	307,887	EUR	(181,351)
Elisa OYJ	1-Day EONIA - 0.40%	Monthly	MSCS	3/14/25	333,205	EUR	(41,817)
Hannover Rueck SE	1-Day EONIA - 0.35%	Monthly	MSCS	3/14/25	466,090	EUR	(110,030)
Hennes & Mauritz AB	1-Week STIBOR - 0.40%	Monthly	MSCS	3/14/25	4,638,427	SEK	(263,665)
JD Sports Fashion PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/16/21	159,081	GBP	(9,026)
L’Oreal SA	1-Day EONIA - 0.35%	Monthly	MSCS	3/14/25	455,260	EUR	(209,904)
Marks & Spencer Group PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/16/21	167,092	GBP	(18,727)
Morgan Stanley MSPSCCK2 Index	1-Day FEDEF - 0.32%	Monthly	MSCO	9/21/22	1,534,874		(164,230)
Morgan Stanley MSPSFERL Index	1-Day FEDEF - 0.35%	Monthly	MSCO	9/21/22	279,045		(24,399)
Morgan Stanley MSPSIYR Index	1-Day FEDEF - 0.35%	Monthly	MSCS	9/21/22	248,043		513
Morgan Stanley MSPSPRMW Index	1-Day FEDEF - 0.55%	Monthly	MSCO	9/21/22	574,402		(733)
Morgan Stanley MSPSVOD Index	1-Day FEDEF - 0.39%	Monthly	MSCO	9/21/22	655,308		75,147
Morgan Stanley MSPSXLU Index	1-Day FEDEF - 0.35%	Monthly	MSCO	9/21/22	922,020		54,671
Morgan Stanley MSPSXOP Index	1-Day FEDEF - 0.35%	Monthly	MSCS	9/21/22	15,886		(3,673)
Morgan Stanley MSPSXPOH Index	1-Day FEDEF - 0.35%	Monthly	MSCO	9/21/22	902,016		(5,474)
MSCI World Utilities Sector Gross Index .	1-Day FEDEF - 0.55%	Monthly	MSCS	9/28/22	5,942,854		188,539
Next PLC	1-Day SONIA - 0.30%	Monthly	MSCS	4/16/21	554,554	GBP	12,371
Nike Inc.	1-Day FEDEF - 0.35%	Monthly	MSCO	3/15/21	954,482		49,481
Severn Trent PLC	1-Day SONIA - 0.35%	Monthly	MSCS	9/26/22	858,781	GBP	93,543
Swisscom AG	1-Day SARON - 0.35%	Monthly	MSCS	3/14/25	639,878	CHF	19,401
Tesla Inc.	1-Day FEDEF - 0.35%	Monthly	MSCS	3/15/21	964,979		154,921
Tesla Inc.	1-Month LIBOR - 0.35%	Monthly	GSCO	12/31/25	448,177		(9,815)
United Utilities Group PLC	1-Day SONIA - 0.35%	Monthly	MSCS	9/26/22	972,362	GBP	134,995
Valmet OYJ	1-Day EONIA - 0.30%	Monthly	BZWS	3/08/21	31,645	EUR	216

							(1,082,278)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

CONSOLIDATED STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Alternative Strategies Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value*	Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Interest Rate Contracts - Long[a]
Government of Egypt	1-Day FEDEF	Monthly	CITI	7/13/21	454,284	$4,504
Government of Indonesia	3-Month LIBOR + 1.00%	Monthly	BOFA	5/18/21	2,047,666	166,440
Government of Indonesia	3-Month LIBOR + 0.60%	Monthly	DBAB	6/15/32	1,044,850	67,202

						238,146

Total Return Swap Contracts						$882,131

*	In U.S. dollars unless otherwise indicated.

[a]	The Fund receives the total return on the underlying instrument and pays a variable financing rate.

[b]	The Fund receives the variable financing rate and pays the total return on the underlying instrument.

  Abbreviations

Counterparty		Currency		Selected Portfolio
BNPP	BNP Paribas	ARS	Argentine Peso	ADR	American Depositary Receipt
BNYM	The Bank of New York Mellon Corp.	AUD	Australian Dollar	ARM	Adjustable Rate Mortgage
BOFA	Bank of America Corp.	CAD	Canadian Dollar	BADLAR	Argentina Deposit Rates BADLAR Private Banks ARS
BZWS	Barclays Bank PLC	CHF	Swiss Franc	CAC	Cotation Assistee en Continu
CITI	Citigroup, Inc.	CNY	Chinese Yuan	CFETS	China Foreign Exchange Trade System
DBAB	Deutsche Bank, AG	COP	Colombian Peso	CLO	Collateralized Loan Obligation
FBCO	Credit Suisse Group AG	CZK	Czech Koruna	COPIBR	Colombia Overnight Interbank Rate
GSCO	The Goldman Sachs Group, Inc.	EGP	Egyptian Pound	DAX	Deutscher Aktienindex
HSBC	HSBC Bank USA, N.A	EUR	Euro	DIP	Debtor-In-Possession
JPHQ	JP Morgan Chase & Co.	GBP	British Pound	DJIA	Dow Jones Industrial Average
MSCO	Morgan Stanley & Co. LLC	GHS	Ghanaian Cedi	DR	Discount Rate
MSCS	Morgan Stanley Capital Services LLC	IDR	Indonesian Rupiah	EONIA	Euro OverNight Index Average
UBSW	UBS AG	INR	Indian Rupee	ETF	Exchange Traded Fund
		MXN	Mexican Peso	EURIBOR	Euro Interbank Offered Rate
		PLN	Polish Zloty	FEDEF	Federal Funds Effective Rate
		RUB	Russian Ruble	FHLMC	Federal Home Loan Mortgage Corp.
		SEK	Singapore Dollar	FNMA	Federal National Mortgage Association
		SGD	Swedish Krona	FRN	Floating Rate Note
		UGX	Ugandan Shilling	FTSE	Financial Times Stock Exchange
		USD	United States Dollar	GO	General Obligation
		ZAR	South African Rand	IO	Interest Only
				JIBAR	Johannesburg Interbank Agreed Rate
Index				LIBOR	London InterBank Offered Rate
CDX.NA.HY	CDX North America High Yield Index			MIB	Milano Italia Borsa
CDX.NA.IG	CDX North America Investment Grade Index			MIBOR	Mumbai Interbank Offered Rate
				MSCI	Morgan Stanley Capital International
				MTN	Medium Term Note
				PIK	Payment In-Kind
				PRIBOR	Prague Interbank Offered Rate
				RBACR	Reserve Bank of Australia Cash Rate
				REIT	Real Estate Investment Trust
				SARON	Swiss Average Rate Overnight
				SOFR	Secured Overnight Financing Rate
				SONIA	Sterling Overnight Index Average
				SPDR	Standard & Poor’s Depositary Receipt
				STIBOR	Stockholm Interbank Offered Rate
				TOPIX	Tokyo Price Index
				WIBOR	Warsaw Interbank Offered Rate

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Statement of Investments, February 28, 2021 (unaudited)

Franklin K2 Long Short Credit Fund

	Country	Shares/ Warrants	Value

Common Stocks and Other Equity Interests 2.5%
Biotechnology 0.0%†
[a]CytoDyn Inc.	United States	2,389	$10,798

Chemicals 0.0%†
Advanced Emissions Solutions Inc.	United States	3,319	18,918

Commercial Services & Supplies 0.1%
Covanta Holding Corp.	United States	5,389	75,715

Diversified Financial Services 0.4%
[a]2MX Organic SA, wts., 11/16/25	France	1,165	843
[a]Aequi Acquisition Corp.	United States	7,149	76,852
[a]African Gold Acquisition Corp.	United States	1,147	11,470
[a]Ajax I	United States	547	6,788
Bluescape Opportunities Acquisition Corp., wts., 1/31/26	United States	3,078	6,618
[a,b]Executive Network Partnering Corp.	United States	2,290	59,517
[a]Figure Acquisition Corp. I	United States	1,381	14,639
[a]Freedom Acquisition I Corp.	United States	573	5,902
[a]Fusion Acquisition Corp. II	United States	956	9,627
[a]Goal Acquisitions Corp.	United States	2,708	28,272
[a]Investindustrial Acquisition Corp.	United Kingdom	1,741	19,295
[a]Joff Fintech Acquisition Corp.	United States	1,575	16,301
[a]Lakestar SPAC I SE	Luxembourg	624	8,342
[a]Lakestar SPAC I SE, wts., 12/31/25	Luxembourg	210	329
[a]Leo Holdings III Corp.	Bahamas	382	3,916
[a]MDH Acquisition Corp.	United States	1,367	13,943
[a]The Music Acquisition Corp.	United States	1,030	10,609
[a]Population Health Investment Co. Inc.	United States	360	3,931
[a]SilverBox Engaged Merger Corp I	United States	789	8,442
[a]Starboard Value Acquisition Corp., A	United States	265	2,761
[a]Supernova Partners Acquisition Co. Inc.	United States	654	7,449
[a]Tekkorp Digital Acquisition Corp.	United States	1,314	14,704
[a]TWC Tech Holdings II Corp.	United States	1,807	19,732
[a]Twelve Seas Investment Co. II	United States	3,059	30,437

			380,719

Diversified Telecommunication Services 0.2%
[a]Liberty Global PLC, C	United Kingdom	5,067	123,128
Telecom Italia SpA	Italy	266,225	126,407
Telecom Italia SpA, RSP	Italy	32,273	17,302

			266,837

Electric Utilities 0.0%†
[a,b]PG&E Corp.	United States	4,010	42,145

Equity Real Estate Investment Trusts (REITs) 0.3%
EPR Properties	United States	1,193	53,900
[b]VICI Properties Inc.	United States	10,652	303,582

			357,482

Hotels, Restaurants & Leisure 0.3%
Carnival PLC	United States	12,183	271,342

Independent Power & Renewable Electricity Producers 0.4%
Clearway Energy Inc., A	United States	12,246	320,233
[c]Clearway Energy Inc., C	United States	2,304	63,268

			383,501

Oil, Gas & Consumable Fuels 0.0%†
[a,d]Bighorn Permian Resource LLC, wts., 2/01/24	United States	1,439	—

Paper & Forest Products 0.0%†
[a,d]Topco Associates LLC	United Kingdom	100,439	—

Quarterly Statement of Investments | See Notes to Consolidated Statements of Investments.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Shares/ Warrants		Value

Common Stocks and Other Equity Interests (continued)
Professional Services 0.0%†
[a,d,e]Acosta Inc.	United States	923		$6,120

Software 0.3%
[a]Pluralsight Inc., A	United States	13,371		275,309

Technology Hardware, Storage & Peripherals 0.5%
[a,b]Dell Technologies Inc., C	United States	5,933		480,988

Total Common Stocks and Other Equity Interests (Cost $2,064,186)				2,569,874

Convertible Preferred Stocks 0.1%
Gas Utilities 0.0%†
Spire Inc., 7.50%, cvt. pfd., A	United States	476		24,985

Professional Services 0.1%
[a,d,e]Acosta Inc., cvt. pfd.	United States	861		43,412

Total Convertible Preferred Stocks (Cost $74,181)				68,397

Preferred Stocks 0.7%
Banks 0.1%
Bank of Montreal, 3.852%, pfd., 27	Canada	478		8,511
Royal Bank of Canada, pfd.,
AZ, 3.70%	Canada	1,203		21,109
BB, 3.65%	Canada	1,015		18,137
BD, 3.20%	Canada	1,372		25,325
The Toronto-Dominion Bank, pfd.,
1, 3.662%	Canada	1,774		31,811
3, 3.681%	Canada	597		10,719

				115,612

Diversified Financial Services 0.0%†
[a]2MX Organic SA, pfd.	France	1,161		14,568

Electric Utilities 0.3%
SCE Trust II, 5.10%, pfd.	United States	1,490		35,909
SCE Trust III, 5.75%, pfd., H	United States	1,342		32,987
SCE Trust IV, 5.375%, pfd., J	United States	3,837		91,704
SCE Trust V, 5.45%, pfd., K	United States	1,605		40,045
[b]SCE Trust VI, 5.00%, pfd.	United States	3,404		79,313

				279,958

Internet & Direct Marketing Retail 0.3%
Qurate Retail Inc., 8.00%, pfd.	United States	3,445		339,746

Thrifts & Mortgage Finance 0.0%†
FHLMC, 8.375%, pfd., Z	United States	1,093		5,760
FNMA, 8.25%, pfd., S	United States	1,075		6,095

				11,855

Total Preferred Stocks (Cost $714,974)				761,739

		Principal Amount*

Convertible Bonds 0.8%
Airlines 0.1%
[f]Air France-KLM, senior note, Reg S, 0.125%, 3/25/26	France	2,683	EUR	48,315

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

Convertible Bonds (continued)
Mortgage Real Estate Investment Trusts (REITs) 0.7%
Apollo Commercial Real Estate Finance Inc., senior note, 4.75%, 8/23/22	United States	360,000		$353,700
Blackstone Mortgage Trust Inc., senior note, 4.375%, 5/05/22	United States	360,000		367,403

				721,103

Software 0.0%†
Pluralsight Inc., senior note, 0.375%, 3/01/24	United States	15,000		14,661

Total Convertible Bonds (Cost $757,528)				784,079

Corporate Bonds and Notes 25.6%
Aerospace & Defense 1.0%
The Boeing Co., senior bond, 5.805%, 5/01/50	United States	300,000		387,591
Spirit Aerosystems Inc.,
senior note, 3.95%, 6/15/23	United States	400,000		393,750
[g]senior secured note, 144A, 5.50%, 1/15/25	United States	118,000		122,835
[g]Triumph Group Inc., senior secured note, 144A, 8.875%, 6/01/24	United States	109,000		120,649

				1,024,825

Airlines 0.2%
American Airlines 2013-2 Class A Pass-Through Trust, 4.95%, 7/15/24	United States	12,667		12,462
[g]Hawaiian Brand Intellectual Property Ltd. / Hawaiianmiles Loyalty Ltd., senior secured note, 144A, 5.75%, 1/20/26	United States	173,000		181,683

				194,145

Automobiles 0.2%
[g]Aston Martin Capital Holdings Ltd., senior secured note, 144A, 10.50%, 11/30/25	United Kingdom	58,000		63,401
General Motors Co., senior bond, 5.95%, 4/01/49	United States	111,000		145,300

				208,701

Banks 0.6%
[h,i]JPMorgan Chase & Co., II, junior sub. bond, FRN, 4.00%, (SOFR + 2.75%), Perpetual	United States	360,000		358,245
[f]VTB Bank OJSC Via VTB Capital SA, loan participation, sub. senior note, Reg S, 6.95%, 10/17/22	Russia	200,000		213,639

				571,884

Capital Markets 0.8%
[g]eG Global Finance PLC, senior secured note, 144A,
4.375%, 2/07/25	United Kingdom	192,000	EUR	228,547
6.25%, 10/30/25	United Kingdom	161,000	EUR	198,952
[g]Stonex Group Inc., senior secured note, 144A, 8.625%, 6/15/25	United States	400,000		425,750

				853,249

Communications Equipment 0.4%
[g]Entercom Media Corp., senior note, 144A, 7.25%, 11/01/24	United States	400,000		405,310

Construction & Engineering 0.4%
Fluor Corp.,
senior bond, 4.25%, 9/15/28	United States	28,000		28,630
senior note, 1.75%, 3/21/23	United States	100,000	EUR	119,073
[g]Powerteam Services LLC, senior secured note, 144A, 9.033%, 12/04/25	United States	273,000		303,030

				450,733

Construction Materials 0.2%
[g]CP Atlas Buyer Inc., senior note, 144A, 7.00%, 12/01/28	United States	182,000		189,394

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

Corporate Bonds and Notes (continued)
Diversified Consumer Services 0.7%
[g]AMN Healthcare Inc., senior note, 144A, 4.00%, 4/15/29	United States	360,000		$367,092
[g]MPH Acquisition Holdings LLC, senior note, 144A, 5.75%, 11/01/28	United States	400,000		397,500

				764,592

Diversified Financial Services 0.5%
[g]Advisor Group Holdings Inc., senior note, 144A, 10.75%, 8/01/27	United States	360,000		404,257
[g]LBM Acquisition LLC, senior note, 144A, 6.25%, 1/15/29	United States	136,000		138,068

				542,325

Diversified Telecommunication Services 0.6%
[g] Frontier Communications Corp., 144A,
secured note, 6.75%, 5/01/29	United States	156,000		163,656
senior secured note, 5.875%, 10/15/27	United States	125,000		133,984
senior secured note, 5.00%, 5/01/28	United States	282,000		290,904

				588,544

Electric Utilities 0.9%
[f]Eskom Holdings SOC Ltd., senior bond, Reg S, 8.45%, 8/10/28	South Africa	200,000		224,790
Pacific Gas and Electric Co.,
secured bond, 4.55%, 7/01/30	United States	30,000		33,490
secured bond, 4.50%, 7/01/40	United States	320,617		343,385
[b]secured bond, 4.95%, 7/01/50	United States	60,000		65,111
secured note, 3.15%, 1/01/26	United States	200,720		213,469

				880,245

Energy Equipment & Services 0.3%
[g]Transocean Inc., senior note, 144A, 7.50%, 1/15/26	United States	507,000		324,480

Equity Real Estate Investment Trusts (REITs) 0.9%
iStar Inc., senior note, 5.50%, 2/15/26	United States	375,000		384,141
[g] Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC, 144A,
senior note, 6.50%, 2/15/29	United States	62,000		62,543
senior secured note, 6.00%, 4/15/23	United States	500,000		508,437

				955,121

Food & Staples Retailing 0.8%
[f,i]Casino Guichard Perrachon SA, E, junior sub. note, Reg S, 3.992%, Perpetual	France	600,000	EUR	485,901
[g]The Fresh Market Inc., senior note, first lien, 144A, 9.75%, 5/01/23	United States	360,000		372,375

				858,276

Health Care Providers & Services 1.8%
[g]CHS/Community Health Systems Inc., secured note, 144A, 6.875%, 4/15/29	United States	218,000		224,039
Encompass Health Corp., senior bond, 4.625%, 4/01/31	United States	171,000		181,858
[g]Envision Healthcare Corp., senior note, 144A, 8.75%, 10/15/26	United States	500,000		359,280
[g]LifePoint Health Inc., senior note, 144A, 5.375%, 1/15/29	United States	187,000		188,169
[g]Team Health Holdings Inc., senior note, 144A, 6.375%, 2/01/25	United States	500,000		452,500
[g]US Acute Care Solutions LLC, senior secured note, 144A, 6.375%, 3/01/26	United States	407,000		416,666

				1,822,512

Hotels, Restaurants & Leisure 0.9%
Carnival PLC, senior bond, 1.00%, 10/28/29	United States	100,000	EUR	91,403
[b,g]Golden Nugget Inc., senior note, 144A, 6.75%, 10/15/24	United States	127,000		129,302
[g]Royal Caribbean Cruises Ltd., 144A,
[b]senior note, 9.125%, 6/15/23	United States	151,000		165,911

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes (continued)
Hotels, Restaurants & Leisure (continued)
[g] Royal Caribbean Cruises Ltd., 144A, (continued)
senior secured note, 11.50%, 6/01/25	United States	127,000	$148,749
[g]Scientific Games International Inc., senior note, 144A, 7.00%, 5/15/28	United States	400,000	424,556

			959,921

Household Durables 0.7%
[g]K. Hovnanian Enterprises Inc., senior secured note, 144A, 7.75%, 2/15/26	United States	626,000	669,820

Household Products 0.4%
Central Garden & Pet Co., senior note, 4.125%, 10/15/30	United States	360,000	374,494

Insurance 0.4%
[g,h]Ambac LSNI LLC, senior secured note, 144A, FRN, 6.00%, (3- Month USD LIBOR + 5.00%), 2/12/23	Cayman Islands	7	7
Genworth Holdings Inc., senior note, 4.90%, 8/15/23	United States	400,000	381,250

			381,257

Internet & Direct Marketing Retail 0.5%
[g]Arches Buyer Inc., senior note, 144A, 6.125%, 12/01/28	United States	502,000	519,876

IT Services 0.3%
[g]Austin Bidco Inc., senior note, 144A, 7.125%, 12/15/28	United States	286,000	294,044

Marine 0.1%
[b,g]Stena International SA, senior secured bond, 144A, 5.75%, 3/01/24	Sweden	100,000	100,614

Media 3.9%
[g]Clear Channel Outdoor Holdings Inc., senior note, 144A, 7.75%, 4/15/28	United States	364,000	370,143
Clear Channel Worldwide Holdings Inc., senior note, 9.25%, 2/15/24	United States	360,000	375,525
[g]Cumulus Media New Holdings Inc., senior secured note, 144A, 6.75%, 7/01/26	United States	360,000	368,267
[g]Diamond Sports Group LLC / Diamond Sports Finance Co., 144A,
senior note, 6.625%, 8/15/27	United States	68,000	35,105
senior secured note, 5.375%, 8/15/26	United States	595,000	421,528
[g]Gray Television Inc., senior note, 144A, 4.75%, 10/15/30	United States	360,000	360,675
iHeartCommunications Inc., senior note, 8.375%, 5/01/27	United States	400,000	424,652
Liberty Interactive LLC, senior bond, 8.25%, 2/01/30	United States	360,000	420,525
[g]Radiate Holdco LLC / Radiate Finance Inc., senior note, 144A, 6.50%, 9/15/28	United States	360,000	378,675
[g]Terrier Media Buyer Inc., senior note, 144A, 8.875%, 12/15/27	United States	360,000	386,325
[g]Univision Communications Inc., senior secured note, 144A, 6.625%, 6/01/27	United States	187,000	195,298
[g]Urban One Inc., senior secured note, 144A, 7.375%, 2/01/28	United States	306,000	308,567

			4,045,285

Metals & Mining 1.4%
[g]CSN Inova Ventures, senior note, 144A, 6.75%, 1/28/28	Brazil	200,000	216,250
[g]First Quantum Minerals Ltd., senior note, 144A, 6.875%, 10/15/27	Zambia	187,000	203,129
[g]Taseko Mines Ltd., senior secured note, 144A, 7.00%, 2/15/26	Canada	387,000	395,305
U.S. Steel Corp.,
senior note, 6.875%, 8/15/25	United States	400,000	395,000
senior note, 6.875%, 3/01/29	United States	67,000	65,786
[b,g]senior secured note, 144A, 12.00%, 6/01/25	United States	139,000	167,036

			1,442,506

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes (continued)
Mortgage Real Estate Investment Trusts (REITs) 1.1%
[g]Brookfield Property REIT Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC, senior secured note, 144A, 5.75%, 5/15/26	United States	425,000	$438,016
[g]New Residential Investment Corp., senior note, 144A, 6.25%, 10/15/25	United States	720,000	724,590

			1,162,606

Multiline Retail 0.3%
Kohl’s Corp.,
[b]senior bond, 5.55%, 7/17/45	United States	123,000	140,056
senior note, 9.50%, 5/15/25	United States	136,000	175,766

			315,822

Oil, Gas & Consumable Fuels 3.4%
Energy Transfer Operating LP, senior bond,
5.30%, 4/15/47	United States	32,000	34,830
6.25%, 4/15/49	United States	69,000	82,628
[g]Hurricane Finance PLC, senior note, 144A, 8.00%, 10/15/25	United Kingdom	134,000	202,605
[g] Moss Creek Resources Holdings Inc., senior note, 144A,
7.50%, 1/15/26	United States	34,000	28,284
10.50%, 5/15/27	United States	551,000	488,847
[g]Northern Oil And Gas Inc., senior note, 144A, 8.125%, 3/01/28	United States	400,000	395,130
Occidental Petroleum Corp.,
senior bond, 6.125%, 1/01/31	United States	125,000	139,884
senior note, 5.50%, 12/01/25	United States	398,000	422,135
Petrobras Global Finance BV, senior bond,
6.90%, 3/19/49	Brazil	153,000	171,574
6.75%, 6/03/50	Brazil	154,000	168,322
Petroleos Mexicanos,
senior bond, 5.95%, 1/28/31	Mexico	87,000	84,140
senior bond, 6.375%, 1/23/45	Mexico	152,000	130,340
senior bond, 6.75%, 9/21/47	Mexico	165,000	145,489
senior bond, 6.35%, 2/12/48	Mexico	283,000	241,257
senior bond, 6.95%, 1/28/60	Mexico	101,000	89,501
senior note, 3.50%, 1/30/23	Mexico	135,000	136,671
[g]senior note, 144A, 6.875%, 10/16/25	Mexico	47,000	51,107
senior note, 4.50%, 1/23/26	Mexico	53,000	52,218
Sunoco Logistics Partners Operations LP, senior bond,
5.30%, 4/01/44	United States	39,000	42,409
5.35%, 5/15/45	United States	31,000	33,448
[g]Vine Oil & Gas LP / Vine Oil & Gas Finance Corp., senior note, 144A, 8.75%, 4/15/23	United States	400,000	401,000

			3,541,819

Paper & Forest Products 0.0%†
[g]Paper Industries Intermediate Financing SARL, senior secured note, 144A, 6.00%, 3/01/25	Luxembourg	52,666	43,528

Personal Products 0.2%
[g,j]Edgewell Personal Care Co., senior note, 144A, 4.125%, 4/01/29	United States	207,000	206,741

Real Estate Management & Development 0.4%
[g]Realogy Group LLC / Realogy Co.-Issuer Corp., senior note, 144A, 9.375%, 4/01/27	United States	344,000	379,045

Software 0.2%
[b,g]Veritas U.S. Inc. / Veritas Bermuda Ltd., senior secured note, 144A, 7.50%, 9/01/25	United States	163,000	169,349

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*	Value

Corporate Bonds and Notes (continued)
Specialty Retail 0.8%
[g]Carvana Co., senior note, 144A,
5.625%, 10/01/25	United States	73,000	$76,193
5.875%, 10/01/28	United States	81,000	85,354
[g]Guitar Center Inc., senior secured note, 144A, 8.50%, 1/15/26	United States	222,000	233,795
[g]Staples Inc., senior note, 144A, 10.75%, 4/15/27	United States	400,000	382,500

			777,842

Thrifts & Mortgage Finance 0.3%
[g]Home Point Capital Inc., senior note, 144A, 5.00%, 2/01/26	United States	273,000	271,976

Total Corporate Bonds and Notes (Cost $25,074,981)			26,290,881

Corporate Bonds and Notes in Reorganization 0.6%
Diversified Telecommunication Services 0.6%
[k] Frontier Communications Corp.,
senior bond, 7.125%, 1/15/23	United States	124,000	66,263
senior bond, 7.625%, 4/15/24	United States	24,000	13,005
senior bond, 6.875%, 1/15/25	United States	65,000	34,491
senior bond, 7.875%, 1/15/27	United States	4,000	2,114
senior bond, 9.00%, 8/15/31	United States	141,000	74,377
senior bond, 7.45%, 7/01/35	United States	7,000	3,740
senior note, 10.50%, 9/15/22	United States	105,000	59,916
senior note, 11.00%, 9/15/25	United States	37,000	21,159
[g,k]Intelsat Jackson Holdings SA, senior secured note, first lien, 144A, 9.50%, 9/30/22	Luxembourg	274,000	323,727

Total Corporate Bonds and Notes in Reorganization (Cost $535,924)			598,792

[h]Senior Floating Rate Interests 3.1%
Communications Equipment 0.7%
Riverbed Technology Inc.,
Term Loan B, 7.50%, (3-Month USD LIBOR + 4.50%), 12/31/26	United States	547,881	445,975
[l]Term Loan B, 7.00%, (3-Month USD LIBOR + 6.00%), 12/30/25	United States	289,053	281,646

			727,621

Diversified Telecommunication Services 1.1%
Frontier Communications Corp., Term Loan DIP, 5.75%, (1-Month USD LIBOR + 4.75%), 10/08/21	United States	84,122	85,069
Intelsat Jackson Holdings SA,
Term Loan B3, 8.00%, (6-Month USD LIBOR + 3.75%), 11/27/23	United States	281,120	286,273
[l]Term Loan B4, 8.75%, (1-Month USD LIBOR + 4.50%), 1/02/24	United States	16,979	17,321
Term Loan B5, 8.625%, (6-Month USD LIBOR + 6.63%), 1/02/24	United States	329,824	337,328
[l]Term Loan DIP, 6.50%, (1-Month USD LIBOR + 5.50%), 7/13/22	United States	348,477	355,121

			1,081,112

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

[h]Senior Floating Rate Interests (continued)
Hotels, Restaurants & Leisure 0.4%
Golden Nugget Inc., Term Loan B, 3.25%, (1-Month USD LIBOR + 2.50%), 10/04/23	United States	73,264		$72,787
Playa Hotels & Resorts NV, Term Loan B1, 3.75%, (1-Month USD LIBOR + 2.75%), 4/29/24	United States	296,242		286,059

				358,846

Personal Products 0.1%
Creed, Term Loan BE, 5.00%, (6-Month EURIBOR + 5.00%), 5/28/27	United Kingdom	111,326		133,929

Speciality Retail 0.1%
[l]Groupe Casino, Term Loan B, 5.50%, (3-Month EURIBOR + 5.50%), 1/31/24	United States	64,879		78,923

Specialty Retail 0.7%
Douglas Holding AG, Term Loan B1, 3.50%, (3-Month EURIBOR + 3.50%), 8/12/22	Germany	373,007		443,582
PETCO Animal Supplies Inc., Term Loan B1, 4.25%, (3-Month USD LIBOR + 3.25%), 1/26/23	United States	315,082		315,328

				758,910

Total Senior Floating Rate Interests (Cost $2,929,895)				3,139,341

Credit-Linked Notes 1.1%
[d,g]Citigroup Global Markets Holdings Inc., (Egypt), G, senior note, 144A, zero cpn., 4/22/21	Egypt	2,684,000	EGP	167,777
[g]HSBC Bank PLC, (Egypt), 144A, zero cpn., 7/15/21	Egypt	1,375,000	EGP	83,551
[f,g]HSBC Bank PLC, (Egypt), 144A, Reg S, zero cpn., 5/20/21	Egypt	4,100,000	EGP	254,070
[d,g]ICBC Standard Bank PLC, (Egypt), EmTN, 144A, zero cpn., 3/04/21	Egypt	4,800,000	EGP	305,641
[g]ICBC Standard Bank PLC, (Egypt), EmTN, 144A, zero cpn., 7/01/21	Egypt	4,951,337	EGP	303,034

Total Credit-Linked Notes (Cost $1,113,697)				1,114,073

Foreign Government and Agency Securities 4.4%
Government of Argentina,
senior bond, 0.125%, 7/09/35	Argentina	298,760		95,752
senior bond, 0.125%, 7/09/46	Argentina	173,271		55,707
senior note, 1.00%, 7/09/29	Argentina	24,417		9,669
[g]Government of Bahamas, senior bond, 144A, 8.95%, 10/15/32	Bahamas	200,000		213,760
[f]Government of Bahrain, senior bond, Reg S, 7.00%, 1/26/26	Bahrain	200,000		231,500
Government of Egypt, senior bond,
[g]144A, 8.875%, 5/29/50	Egypt	200,000		214,102
[f]Reg S, 8.70%, 3/01/49	Egypt	200,000		211,646
[f]Reg S, 8.875%, 5/29/50	Egypt	200,000		214,102
[f]Government of Germany, senior bond, Reg S, 0.50%, 2/15/25	Germany	94,000	EUR	118,576
Government of Italy, senior note, 2.375%, 10/17/24	Italy	373,000		390,781
[g]Government of Jordan, senior note, 144A, 4.95%, 7/07/25	Jordan	200,000		211,443
[f]Government of Nigeria, senior note, Reg S, 7.625%, 11/21/25	Nigeria	200,000		229,551
[f]Government of Paraguay, senior bond, Reg S, 4.625%, 1/25/23	Paraguay	421,000		445,633
Government of Russia,
[f]senior bond, Reg S, 5.25%, 6/23/47	Russia	200,000		249,364
senior note, 6227, 7.40%, 7/17/24	Russia	13,568,000	RUB	190,690
senior note, 6229, 7.15%, 11/12/25	Russia	34,066,000	RUB	475,019

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

Foreign Government and Agency Securities (continued)
Government of Russia, (continued)
senior note, 6232, 6.00%, 10/06/27	Russia	29,540,000	RUB	$386,744
[g]Government of Saudi Arabia, senior bond, 144A, 2.75%, 2/03/32	Saudi Arabia	221,000		225,580
Government of South Africa, senior bond, 8.25%, 3/31/32	South Africa	2,581,000	ZAR	153,325
Government of Turkey, senior note, 6.375%, 10/14/25	Turkey	200,000		214,750

Total Foreign Government and Agency Securities (Cost $4,475,491)				4,537,694

Asset-Backed Securities and Commercial Mortgage-Backed Securities 35.2%
Diversified Financial Services 20.4%
[g,m]ACIS CLO Ltd., 2014-5A, D, 144A, FRN, 4.545%, (3-Month USD LIBOR + 4.34%), 11/01/26	United States	1,120,000		1,122,531
[g] AMSR Trust, 144A,
2019-SFR1, H, 6.04%, 1/19/39	United States	750,000		794,100
2019-SFR1, I, 8.976%, 1/19/39	United States	750,000		766,906
[g,m]Blue Ridge CLO Ltd. II, 2014-2A, C, 144A, FRN, 4.023%, (3- Month USD LIBOR + 3.80%), 7/18/26	United States	700,000		699,433
[n]CD Mortgage Trust, 2019-CD8, C, FRN, 3.719%, 8/15/57	United States	384,000		390,005
[g,m]CIFC Funding 2015-IV Ltd., 2019-4A, CR, 144A, FRN, 4.224%, (3-Month USD LIBOR + 4.00%), 10/20/27	United States	1,500,000		1,500,742
CitiMortgage Alternative Loan Trust, 2007-A1, 2A1, 5.50%, 1/25/22	United States	21,971		22,143
[g,m]Cutwater 2014-II Ltd., 2017-2A, CR, 144A, FRN, 3.991%, (3- Month USD LIBOR + 3.75%), 1/15/27	United States	1,000,000		991,002
Delta Funding Home Equity Loan Trust, 2000-2, M2, 8.86%, 8/15/30	United States	279,289		252,823
[g,m]Goldentree Loan Management US CLO 6 Ltd., 2019-6A, C, 144A, FRN, 2.824%, (3-Month USD LIBOR + 2.60%), 1/20/33	United States	1,000,000		1,008,270
[g,m]GPMT Ltd., 2019-FL2, D, 144A, FRN, 3.061%, (1-Month USD LIBOR + 2.95%), 2/22/36	United States	800,000		783,887
GSAA Trust, 2006-7, AF3, 6.22%, 3/25/46	United States	236,517		140,094
[g,m]GSMSC Pass-Through Trust, 2009-4R, 2A3, 144A, FRN, 0.58%, (1-Month USD LIBOR + 0.45%), 12/26/36	United States	731,989		457,874
[g,m]Hull Street CLO Ltd., 2014-1A, D, 144A, FRN, 3.826%, (3-Month USD LIBOR + 3.60%), 10/18/26	United States	1,130,000		971,586
[g,m]JFIN CLO Ltd., 2017-1A, DR, 144A, FRN, 2.867%, (3-Month USD LIBOR + 2.65%), 3/15/26	United States	650,000		628,919
[g,m]KREF Ltd., 2018-FL1, D, 144A, FRN, 2.658%, (1-Month USD LIBOR + 2.55%), 6/15/36	United States	300,000		300,465
[g,m]Madison Park Funding XV Ltd., 2017-15A, B1R, 144A, FRN, 2.413%, (3-Month USD LIBOR + 2.20%), 1/27/26	United States	1,500,000		1,500,712
MASTR Adjustable Rate Mortgages Trust, FRN,
[n]2004-10, B1, 3.139%, 10/25/34	United States	525,227		485,041
[m]2006-OA1, 1A1, 0.328%, (1-Month USD LIBOR + 0.21%), 4/25/46	United States	254,929		235,218
[g,m]Mountain View CLO Ltd., 2018-1A, DRR, 144A, FRN, 3.891%, (3- Month USD LIBOR + 3.65%), 10/15/26	United States	1,290,000		1,280,475
[g,m]OHA Credit Funding 4 Ltd., 2019-4A, C, 144A, FRN, 2.872%, (3- Month USD LIBOR + 2.65%), 10/22/32	United States	1,000,000		1,006,186
[g]S-Jets Ltd., 2017-1, A, 144A, 3.967%, 8/15/42	Bermuda	767,440		775,893
[g,m]Staniford Street CLO Ltd., 2014-1A, D, 144A, FRN, 3.717%, (3- Month USD LIBOR + 3.50%), 6/15/25	United States	1,160,000		1,154,616

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Diversified Financial Services (continued)
[n]STARM Mortgage Loan Trust, 2007-2, 4A1, FRN, 3.703%, 4/25/37	United States	73,309	$56,269
[m]Suntrust Alternative Loan Trust, 2005-1F, 1A1, FRN, 0.768%, (1- Month USD LIBOR + 0.65%), 12/25/35	United States	194,539	165,261
[m]Terwin Mortgage Trust, 2003-6HE, M2, FRN, 2.743%, (1-Month USD LIBOR + 2.63%), 11/25/33	United States	144,756	145,083
[g]Thunderbolt II Aircraft Lease Ltd., 2018-A, A, 144A, 4.147%, 9/15/38	United States	2,657,400	2,659,667
Wells Fargo Alternative Loan Trust, 2007-PA3, 2A2, 6.00%, 7/25/37	United States	130,755	131,278
[g,m]ZAIS CLO 1 Ltd., 2018-1A, CR, 144A, FRN, 3.651%, (3-Month USD LIBOR + 3.41%), 4/15/28	United States	517,379	488,208

			20,914,687

Mortgage Real Estate Investment Trusts (REITs) 14.8%
[n]American Home Mortgage Assets Trust, 2005-1, 1A1, FRN, 3.597%, 11/25/35	United States	115,726	101,763
[n]Banc of America Mortgage Trust, FRN,
2005-K, 2A1, 2.631%, 12/25/35	United States	184,580	179,961
2005-L, 1A1, 2.919%, 1/25/36	United States	120,109	115,904
2005-L, 3A1, 2.779%, 1/25/36	United States	233,957	225,845
[g,n]BCAP LLC Trust, 2010-RR1, 1A4, 144A, FRN, 3.713%, 3/26/37	United States	246,372	217,037
[n]Bear Stearns ARM Trust, FRN,
2002-11, 1A2, 2.824%, 2/25/33	United States	2,928	2,731
2006-2, 4A1, 3.642%, 7/25/36	United States	41,783	39,379
[n]Citigroup Mortgage Loan Trust, 2007-AR5, 2A1A, FRN, 3.321%, 4/25/37	United States	100,809	99,544
Countrywide Alternative Loan Trust,
2005-73CB, 1A2, 6.25%, 1/25/36	United States	152,583	157,591
[m]2005-IM1, A1, FRN, 0.718%, (1-Month USD LIBOR + 0.60%), 1/25/36	United States	131,651	126,995
2005-J10, 2A4, 6.00%, 10/25/35	United States	431,371	303,853
2006-4CB, 2A3, 5.50%, 4/25/36	United States	68,924	65,733
[n]Credit Suisse First Boston Mortgage Securities Corp., 2004-AR3, CB2, FRN, 3.25%, 4/25/34	United States	123,656	111,806
CSMC Mortgage-Backed Trust, 2006-4, 9A1, 6.50%, 5/25/36	United States	779,242	407,474
[g,m]FHLMC, 2021-MN1, M2, 144A, FRN, 3.795%, (SOFR + 3.75%), 1/25/51	United States	2,000,000	2,125,611
[g]FHLMC Structured Agency Credit Risk Debt Notes, 144A, FRN,
[n]2017-SPI1, M2, 4.022%, 9/25/47	United States	419,659	421,491
[m]2018-HRP1, B2, 11.868%, (1-Month USD LIBOR + 11.75%), 5/25/43	United States	3,006,284	3,354,786
[n]2018-SPI2, M2, 3.809%, 5/25/48	United States	353,380	354,790
[m]2020-DNA4, M2, 3.868%, (1-Month USD LIBOR + 3.75%), 8/25/50	United States	1,000,000	1,014,362
[n]First Horizon Alternative Mortgage Securities Trust, 2004-AA2, 2A1, FRN, 2.315%, 8/25/34	United States	203,586	210,887
GSR Mortgage Loan Trust, 2004-6F, 2A4, 5.50%, 5/25/34	United States	157,524	164,242
Impac CMB Trust,
2004-4, 2A2, 5.12%, 9/25/34	United States	152,023	157,515
[m]2004-8, 3B, FRN, 2.743%, (1-Month USD LIBOR + 2.63%), 8/25/34	United States	125,288	127,186
[m]2005-2, 2B, FRN, 2.593%, (1-Month USD LIBOR + 2.48%), 4/25/35	United States	92,556	90,791

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*	Value

Asset-Backed Securities and Commercial Mortgage-Backed Securities (continued)
Mortgage Real Estate Investment Trusts (REITs) (continued)
Impac CMB Trust, (continued)
[m]2005-4, 2B1, FRN, 2.593%, (1-Month USD LIBOR + 1.65%), 5/25/35	United States	129,008	$130,808
[m]2005-4, 2M1, FRN, 0.868%, (1-Month USD LIBOR + 0.50%), 5/25/35	United States	150,509	146,025
[m]2005-8, 2B, FRN, 2.368%, (1-Month USD LIBOR + 2.25%), 2/25/36	United States	104,192	104,832
[m]IndyMac INDX Mortgage Loan Trust, FRN,
2006-AR12, A1, 0.308%, (1-Month USD LIBOR + 0.19%), 9/25/46	United States	101,449	95,172
2006-AR29, A2, 0.198%, (1-Month USD LIBOR + 0.08%), 11/25/36	United States	346,863	339,108
[n]JPMBB Commercial Mortgage Securities Trust, 2015-C28, C, FRN, 4.151%, 10/15/48	United States	496,426	492,143
[n]JPMorgan Mortgage Trust, FRN,
2006-A5, 6A1, 3.363%, 8/25/36	United States	237,959	214,835
2006-A7, 2A3, 3.093%, 1/25/37	United States	106,619	100,587
2007-A2, 2A1, 3.399%, 4/25/37	United States	158,880	142,449
Lehman Mortgage Trust, 2005-3, 2A3, 5.50%, 1/25/36	United States	66,886	70,151
[n]MASTR Alternative Loan Trust, 2007-HF1, 3A1, FRN, 2.57%, 10/25/47	United States	599,010	444,588
[n]MASTR Seasoned Securitization Trust, 2004-1, 4A1, FRN, 2.692%, 10/25/32	United States	97,788	101,448
[m] New Century Home Equity Loan Trust, 2003-4, M1, FRN, 1.243%, (1-Month USD LIBOR + 1.13%), 10/25/33	United States	471,686	471,810
[g]PRPM LLC, 2020-3, A2, 144A, 5.071%, 9/25/25	United States	500,000	503,506
[n]RFMSI Trust, 2007-SA2, 3A, FRN, 4.931%, 4/25/37	United States	962,793	392,795
[m]Securitized Asset Backed Receivables LLC Trust, 2004-OP2, A2, FRN, 0.818%, (1-Month USD LIBOR + 0.70%), 8/25/34	United States	199,024	189,747
[n]Structured ARM Loan Trust, 2004-4, B1, FRN, 2.808%, 4/25/34	United States	431,496	415,423
[n]Wachovia Mortgage Loan Trust LLC, 2005-B, 1A1, FRN, 2.543%, 10/20/35	United States	205,361	199,140
[m]Washington Mutual Mortgage Pass-Through Certificates, 2006-4, 3A2B, FRN, 0.198%, (1-Month USD LIBOR + 0.08%), 5/25/36	United States	250,627	198,635
[n]Washington Mutual MSC Mortgage Pass-Through Certificates Series Trust, 2003-AR3, B1, FRN, 3.10%, 6/25/33	United States	241,062	235,086

			15,165,565

Total Asset-Backed Securities and Commercial Mortgage- Backed Securities (Cost $35,591,260)			36,080,252

Municipal Bonds in Reorganization 1.5%
Puerto Rico 1.5%
[k]Puerto Rico Commonwealth GO, Public Improvement, Refunding, Series A,
5.50%, 7/01/39	United States	155,000	127,100
5.00%, 7/01/41	United States	225,000	175,781
[k]Puerto Rico Commonwealth GO, Refunding, Series A, 8.00%, 7/01/35	United States	1,570,000	1,222,638

Total Municipal Bonds in Reorganization (Cost $1,058,050)			1,525,519

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Number of Contracts	Notional Amount#	Value

Options Purchased 0.1%
Calls - Exchange-Traded 0.0%†
General Motors Co., June Strike Price $50.00, Expires 6/18/21	40	4,000	$22,400
Pluralsight Inc., April Strike Price $20.00, Expires 4/16/21	1	100	140

			22,540

Puts - Exchange-Traded 0.1%
B&G Foods Inc., May Strike Price $25.00, Expires 5/21/21	10	1,000	1,110
B&G Foods Inc., May Strike Price $30.00, Expires 5/21/21	33	3,300	9,570
GameStop Corp., March Strike Price $100.00, Expires 3/19/21	4	400	16,080
GameStop Corp., July Strike Price $100.00, Expires 7/16/21	6	600	32,160
Iron Mountain Inc., April Strike Price $30.00, Expires 4/16/21	43	4,300	1,505
Kohl’s Corp., April Strike Price $32.50, Expires 4/16/21	12	1,200	516
SPDR S&P 500 ETF Trust, March Strike Price $365.00, Expires 3/19/21	24	2,400	11,376

			72,317

Puts - Over-the-Counter 0.0%†
Air France-KLM, Counterparty BOFA, March Strike Price 4.20 EUR, Expires 3/19/21	34	3,400	82
Air France-KLM, Counterparty BOFA, June Strike Price 4.00 EUR, Expires 6/18/21	15	1,500	362
American Airlines Group Inc., Counterparty JPHQ, May Strike Price $13.00, Expires 5/21/21	173	17,300	8,996
B&G Foods Inc., Counterparty GSCO, May Strike Price $25.00, Expires 5/21/21	37	3,700	4,107
The Kroger Co., Counterparty JPHQ, April Strike Price $30.00, Expires 4/16/21	71	7,100	4,970
NRG Energy Inc., Counterparty GSCO, March Strike Price $36.00, Expires 3/19/21	18	1,800	3,780
NRG Energy Inc., Counterparty GSCO, June Strike Price $36.00, Expires 6/18/21	18	1,800	7,020

			29,317

Total Options Purchased (Cost $160,308)			124,174

Total Investments before Short Term Investments (Cost $74,550,475)			77,594,815

	Country	Shares

Short Term Investments 21.7%

Money Market Funds (Cost $19,455,085) 18.9%
[o]Fidelity Investments Money Market Government Portfolio, Institutional, 0.01%	United States	19,455,085	19,455,085

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*	Value

Short Term Investments (continued)

Repurchase Agreements (Cost $2,854,570) 2.8%
[p]Joint Repurchase Agreement, 0.009%, 3/01/21 (Maturity Value $2,854,573)	United States	2,854,570	$2,854,570

BNP Paribas Securities Corp. (Maturity Value $2,172,615)
Deutsche Bank Securities Inc. (Maturity Value $319,855)
HSBC Securities (USA) Inc. (Maturity Value $362,103)
Collateralized by U.S. Government Agency Securities, 2.50% - 5.00%, 4/02/35 - 2/20/51; [q]U.S. Treasury Bills, 7/13/21; and U.S. Treasury Notes, 1.63%, 11/15/22 (valued at $2,912,199)

Total Investments (Cost $96,860,130) 97.4%			99,904,470

Options Written (0.0)%†			(43,424)

Securities Sold Short (6.4)%			(6,573,280)

Other Assets, less Liabilities 9.0%			9,289,830

Net Assets 100.0%			$102,577,596

	Number of Contracts	Notional Amount#

Options Written (0.0)%†

Calls - Exchange-Traded (0.0)%†
Clearway Energy Inc., May Strike Price $30.00, Expires 5/21/21	9	900	(900)
Clearway Energy Inc., August Strike Price $30.00, Expires 8/20/21	6	600	(1,320)
General Motors Co., June Strike Price $60.00, Expires 6/18/21	22	2,200	(4,840)

			(7,060)

Calls - Over-the-Counter (0.0)%†
Clearway Energy Inc., Counterparty JPHQ, May Strike Price $30.00, Expires 5/21/21	43	4,300	(4,300)
Clearway Energy Inc., Counterparty CITI, August Strike Price $30.00, Expires 8/20/21	8	800	(1,760)

			(6,060)

Puts - Exchange-Traded (0.0)%†
GameStop Corp., March Strike Price $50.00, Expires 3/19/21	8	800	(6,136)
GameStop Corp., July Strike Price $50.00, Expires 7/16/21	12	1,200	(21,360)
SPDR S&P 500 ETF Trust, March Strike Price $335.00, Expires 3/19/21	24	2,400	(2,808)

			(30,304)

Total Options Written (Premiums Received $67,026)			(43,424)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Shares		Value

Securities Sold Short (6.4)%

Common Stocks (0.6)%
Hotels, Restaurants & Leisure (0.2)%
Carnival Corp.	United States	8,470		$(226,572)

Software (0.4)%
VMware Inc., A	United States	2,727		(376,899)

Total Common Stocks (Proceeds $506,230)				(603,471)

		Principal Amount*

Corporate Bonds and Notes (5.0)%
Aerospace & Defense (0.2)%
[g]Spirit Aerosystems Inc., secured note, 144A, 7.50%, 4/15/25	United States	87,000		(92,192)
Triumph Group Inc., senior note, 5.25%, 6/01/22	United States	138,000		(137,310)

				(229,502)

Airlines (0.4)%
[g]American Airlines Inc., senior secured note, 144A, 11.75%, 7/15/25	United States	310,000		(369,675)

Auto Components (0.1)%
American Axle & Manufacturing Inc., senior note,
6.50%, 4/01/27	United States	45,000		(47,043)
6.875%, 7/01/28	United States	89,000		(94,340)

				(141,383)

Banks (0.1)%
[f,h,i]China Zheshang Bank Co. Ltd., junior sub. note, FRN, Reg S, 5.45%, (US 5 Year CMT T-Note + 3.52%), Perpetual	China	72,000		(72,981)

Chemicals (0.2)%
The Dow Chemical Co.,
senior bond, 4.80%, 5/15/49	United States	79,000		(99,031)
senior note, 4.80%, 11/30/28	United States	68,000		(81,424)

				(180,455)

Communications Equipment (0.1)%
[g]Entercom Media Corp., secured note, 144A, 6.50%, 5/01/27	United States	72,000		(73,732)

Construction & Engineering (0.4)%
Fluor Corp., senior bond, 3.50%, 12/15/24	United States	191,000		(193,730)
[g]Tutor Perini Corp., senior note, 144A, 6.875%, 5/01/25	United States	199,000		(201,736)

				(395,466)

Diversified Consumer Services (0.4)%
[g]MPH Acquisition Holdings LLC, senior note, 144A, 5.75%, 11/01/28	United States	393,000		(390,544)

Diversified Financial Services (0.6)%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust,
senior bond, 3.875%, 1/23/28	Ireland	138,000		(148,725)
senior note, 4.875%, 1/16/24	Ireland	174,000		(190,008)
senior note, 6.50%, 7/15/25	Ireland	171,000		(200,540)
senior note, 4.625%, 10/15/27	Ireland	69,000		(77,408)

				(616,681)

Diversified Telecommunication Services (0.2)%
[f]DKT Finance ApS, senior secured note, Reg S, 7.00%, 6/17/23	Denmark	156,000	EUR	(193,319)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

Securities Sold Short (continued)

Corporate Bonds and Notes (continued)
Electric Utilities (0.2)%
[g]NRG Energy Inc., 144A,
senior bond, 5.25%, 6/15/29	United States	29,000		$(30,673)
senior bond, 3.625%, 2/15/31	United States	163,000		(160,860)
senior note, 3.375%, 2/15/29	United States	18,000		(17,852)

				(209,385)

Energy Equipment & Services (0.1)%
[f]Saipem Finance International BV, E, senior note, Reg S, 2.625%, 1/07/25	Italy	89,000	EUR	(110,801)

Equity Real Estate Investment Trusts (REITs) (0.4)%
The GEO Group Inc., senior bond, 5.875%, 10/15/24	United States	44,000		(34,457)
[g]Iron Mountain Inc., senior bond, 144A, 5.25%, 3/15/28	United States	122,000		(127,719)
Service Properties Trust, senior bond,
4.95%, 10/01/29	United States	67,000		(64,781)
4.375%, 2/15/30	United States	44,000		(41,003)
Simon Property Group LP, senior bond, 2.65%, 7/15/30	United States	115,000		(117,007)

				(384,967)

Food & Staples Retailing (0.7)%
Koninklijke Ahold Delhaize NV, senior bond, 5.70%, 10/01/40	Netherlands	196,000		(267,020)
The Kroger Co., senior bond,
5.40%, 1/15/49	United States	78,000		(104,102)
3.95%, 1/15/50	United States	4,000		(4,451)
[g]SEG Holding LLC / SEG Finance Corp., senior secured note, 144A, 5.625%, 10/15/28	United States	149,000		(158,313)
[g]Sigma Holdco BV, senior note, 144A, 7.875%, 5/15/26	Netherlands	48,000		(49,215)
[g]United Natural Foods Inc., senior note, 144A, 6.75%, 10/15/28	United States	111,000		(116,411)

				(699,512)

Food Products (0.1)%
B&G Foods Inc., senior note, 5.25%, 9/15/27	United States	115,000		(120,774)

Hotels, Restaurants & Leisure (0.2)%
[g]Golden Nugget Inc., senior note, 144A, 8.75%, 10/01/25	United States	122,000		(129,991)
RHP Hotel Properties LP / RHP Finance Corp., senior note, 4.75%, 10/15/27	United States	71,000		(72,123)

				(202,114)

Multiline Retail (0.1)%
[g]Macy’s Inc., senior secured note, 144A, 8.375%, 6/15/25	United States	92,000		(101,792)

Oil, Gas & Consumable Fuels (0.1)%
PDC Energy Inc., senior note, 5.75%, 5/15/26	United States	50,000		(51,317)
[g]SM Energy Co., secured note, 144A, 10.00%, 1/15/25	United States	54,000		(60,852)

				(112,169)

Professional Services (0.1)%
[f]Teleperformance, senior note, Reg S, 1.875%, 7/02/25	France	100,000	EUR	(128,902)

Software (0.1)%
[g]Veritas U.S. Inc. / Veritas Bermuda Ltd., senior note, 144A, 10.50%, 2/01/24	United States	129,000		(130,480)

Specialty Retail (0.1)%
[g]Dave & Buster’s Inc., senior secured note, 144A, 7.625%, 11/01/25	United States	105,000		(111,562)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

	Country	Principal Amount*		Value

Securities Sold Short (continued)

Corporate Bonds and Notes (continued)

Trading Companies & Distributors (0.1)%
Fly Leasing Ltd., senior note, 5.25%, 10/15/24	Ireland	112,000		$(108,024)

Total Corporate Bonds and Notes (Proceeds $4,769,547)				(5,084,220)

Foreign Government and Agency Securities (0.1)%
Government of Italy, senior bond,
[f,g]144A, Reg S, 5.00%, 3/01/25	Italy	30,000	EUR	(43,437)
[f]Reg S, 5.25%, 11/01/29	Italy	44,000	EUR	(73,993)

Total Foreign Government and Agency Securities (Proceeds $107,141)				(117,430)

U.S. Government and Agency Securities (0.7)%
U.S. Treasury Bond,
1.375%, 11/15/40	United States	2,000		(1,790)
1.375%, 8/15/50	United States	266,700		(222,736)
U.S. Treasury Note,
0.25%, 10/31/25	United States	200,000		(196,281)
0.375%, 11/30/25	United States	95,000		(93,675)
0.625%, 12/31/27	United States	60,000		(58,158)
0.875%, 11/15/30	United States	205,000		(195,519)

Total U.S. Government and Agency Securities (Proceeds $809,131)				(768,159)

Total Securities Sold Short (Proceeds $6,192,049)				$(6,573,280)

† Rounds to less than 0.1% of net assets.

* The principal amount is stated in U.S. dollars unless otherwise indicated.

# Notional amount is the number of units specified in the contract, and can include currency units, bushels, shares, pounds, barrels or other units. Currency units are stated in U.S. dollars unless otherwise indicated.

a Non-income producing.

b A portion or all of the security has been segregated as collateral for securities sold short, open swap contracts, open forward exchange contracts, open futures contracts and/or open written option contracts. At February 28, 2021, the aggregate value of these securities and/or cash pledged amounted to $8,169,212, representing 8.0% of net assets.

c A portion or all of the security is held in connection with written option contracts open at period end.

d Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.

e See Note 5 regarding restricted securities.

f Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United Stateswithout either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2021, the net value of these securities was $2,303,654, representing 2.2% of net assets.

g Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. At February 28, 2021, the net value of these securities was $44,699,447, representing 43.6% of net assets.

h The coupon rate shown represents the rate at period end.

i Perpetual security with no stated maturity date.

j A portion or all of the security purchased on a delayed delivery basis.

k Defaulted security or security for which income has been deemed uncollectible.

l See Note 6 regarding unfunded loan commitments.

m The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.

n Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

o The rate shown is the annualized seven-day effective yield at period end.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

p Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At February 26, 2021, all repurchase agreements had been entered into on that date.

q The security was issued on a discount basis with no stated coupon rate.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

At February 28, 2021, the Fund had the following futures contracts outstanding. See Note 3.

Futures Contracts

Description	Type	Number of Contracts	Notional Amount*	Expiration Date	Value/Unrealized Appreciation (Depreciation)

Equity Contracts
S&P 500 E-Mini Index	Short	2	$380,920	3/19/21	$(15,554)

Interest Rate Contracts
U.S. Treasury Long Bond	Short	3	477,656	6/21/21	4,144

Total Futures Contracts					$(11,410)

 *As of period end.

At February 28, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

Currency	Counterparty[a]	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Exchange Contracts
Brazilian Real	JPHQ	Buy	919,974	$171,094	3/02/21	$–	$(6,936)
Brazilian Real	JPHQ	Sell	919,974	170,051	3/02/21	5,893	–
Chinese Yuan	JPHQ	Buy	1,010,184	153,974	3/17/21	1,602	(22)
Indonesian Rupiah	JPHQ	Sell	9,389,872,441	660,618	3/17/21	2,316	(50)
Russian Ruble	JPHQ	Buy	41,692,867	563,770	3/17/21	–	(5,529)
Russian Ruble	JPHQ	Sell	98,269,879	1,330,074	3/17/21	14,302	–
South African Rand	JPHQ	Buy	2,105,361	142,484	3/17/21	–	(3,695)
South African Rand	JPHQ	Sell	4,472,507	298,713	3/17/21	5,024	(1,147)
Turkish Lira	JPHQ	Buy	2,253,177	314,764	3/17/21	–	(13,702)
British Pound	JPHQ	Sell	260,000	355,845	3/31/21	–	(6,470)
Canadian Dollar	JPHQ	Sell	350,000	275,427	3/31/21	378	–
Euro	JPHQ	Sell	1,890,000	2,304,014	3/31/21	21,693	–
Brazilian Real	JPHQ	Buy	919,974	169,867	4/05/21	–	(5,934)

Total Forward Exchange Contracts						$51,208	$(43,485)

Net unrealized appreciation (depreciation)						$7,723

 a May be comprised of multiple contracts with the same counterparty, currency and settlement date.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

At February 28, 2021, the Fund had the following credit default swap contracts outstanding. See Note 3.

Credit Default Swap Contracts

Description	Annual Payment Rate Received (Paid)	Payment Frequency		Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
Centrally Cleared Swap Contracts

Contracts to Buy Protection[c]
Single Name

Government of Malaysia	(1.00)%	Quarterly		12/20/24	275,000		$(7,186)	$(7,286)	$100
Government of Mexico	(1.00)%	Quarterly		6/20/23	186,000		(2,123)	(26)	(2,097)
Government of Mexico	(1.00)%	Quarterly		12/20/23	792,000		(9,568)	(5,925)	(3,643)
Government of Mexico	(1.00)%	Quarterly		12/20/23	15,000		(181)	(232)	51
Government of Mexico	(1.00)%	Quarterly		6/20/25	105,000		(183)	(1,324)	1,141
Government of South Africa	(1.00)%	Quarterly		12/20/24	792,000		31,161	23,305	7,856
Government of South Africa	(1.00)%	Quarterly		12/20/24	900,000		35,411	26,654	8,757
Government of Turkey	(1.00)%	Quarterly		6/20/22	6,000		98	316	(218)
Government of Turkey	(1.00)%	Quarterly		6/20/24	462,000		26,468	46,375	(19,907)

Traded Index

CDX.NA.HY.34	(5.00)%	Quarterly		6/20/25	3,450,000		(288,139)	17,346	(305,485)
CDX.NA.HY.35	(5.00)%	Quarterly		12/22/25	3,930,000		(326,301)	(371,211)	44,910

Contracts to Sell Protection[c,d]

Single Name
Government of South Africa	1.00%	Quarterly		12/20/24	646,000		(25,417)	(50,313)	24,896	BB-
Government of South Africa	1.00%	Quarterly		12/20/24	184,000		(7,239)	(5,367)	(1,872)	BB-
Government of Turkey	1.00%	Quarterly		12/20/22	136,000		(3,419)	(6,150)	2,731	B+
Total Centrally Cleared Swap Contracts							$(576,618)	$(333,838)	$(242,780)

OTC Swap Contracts

Contracts to Buy Protection[c]

Single Name			Counterparty

Air France-KLM	(5.00)%	Quarterly	JPHQ	12/20/21	9,000	EUR	(59)	210	(269)
Air France-KLM	(5.00)%	Quarterly	JPHQ	12/20/21	14,000	EUR	(93)	244	(337)
Air France-KLM	(5.00)%	Quarterly	JPHQ	12/20/21	19,000	EUR	(126)	442	(568)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	12/20/21	13,000		117	1,051	(934)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	12/20/21	23,000		208	1,514	(1,306)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	12/20/21	23,000		208	1,537	(1,329)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	12/20/21	24,000		217	2,788	(2,571)
American Airlines Group Inc.	(5.00)%	Quarterly	BZWS	12/20/21	43,000		388	2,986	(2,598)
American Airlines Group Inc.	(5.00)%	Quarterly	CITI	12/20/21	14,000		126	1,372	(1,246)
American Airlines Group Inc.	(5.00)%	Quarterly	CITI	12/20/21	43,000		388	2,654	(2,266)
American Airlines Group Inc.	(5.00)%	Quarterly	FBCO	12/20/21	9,000		81	558	(477)
American Airlines Group Inc.	(5.00)%	Quarterly	FBCO	12/20/21	14,000		126	1,002	(876)
American Airlines Group Inc.	(5.00)%	Quarterly	GSCO	12/20/21	9,000		81	561	(480)
American Airlines Group Inc.	(5.00)%	Quarterly	GSCO	12/20/21	24,000		217	3,116	(2,899)
American Airlines Group Inc.	(5.00)%	Quarterly	JPHQ	12/20/21	10,000		90	1,020	(930)
American Airlines Group Inc.	(5.00)%	Quarterly	JPHQ	12/20/25	75,000		9,781	14,697	(4,916)
American Axle &
Manufacturing Inc.	(5.00)%	Quarterly	BZWS	12/20/25	84,000		(3,980)	(3,824)	(156)
American Axle &
Manufacturing Inc.	(5.00)%	Quarterly	GSCO	12/20/25	13,000		(616)	(789)	173
American Axle &
Manufacturing Inc.	(5.00)%	Quarterly	JPHQ	12/20/25	13,000		(616)	(789)	173
American Axle &
Manufacturing Inc.	(5.00)%	Quarterly	MSCO	12/20/25	22,000		(1,042)	(1,335)	293
Carnival Corp.	(1.00)%	Quarterly	BZWS	6/20/23	35,000		1,387	7,352	(5,965)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]
OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)

Carnival Corp.	(1.00)%	Quarterly	BZWS	6/20/23	36,000		$1,426	$7,410	$(5,984)
Carnival Corp.	(1.00)%	Quarterly	BZWS	6/20/25	35,000		3,605	8,612	(5,007)
Carnival Corp.	(1.00)%	Quarterly	CITI	6/20/23	18,000		713	3,771	(3,058)
Carnival Corp.	(1.00)%	Quarterly	FBCO	6/20/23	18,000		713	3,721	(3,008)
Carnival Corp.	(1.00)%	Quarterly	GSCO	6/20/23	36,000		1,426	7,079	(5,653)
Carnival Corp.	(1.00)%	Quarterly	GSCO	6/20/23	36,000		1,426	7,443	(6,017)
Dell Inc.	(1.00)%	Quarterly	BNPP	12/20/25	12,000		102	797	(695)
Dell Inc.	(1.00)%	Quarterly	BNPP	12/20/25	133,000		1,130	6,741	(5,611)
Dell Inc.	(1.00)%	Quarterly	CITI	12/20/25	15,000		127	823	(696)
Dell Inc.	(1.00)%	Quarterly	CITI	12/20/25	19,000		161	1,199	(1,038)
Dell Inc.	(1.00)%	Quarterly	JPHQ	12/20/25	62,000		527	2,752	(2,225)
Diamond Sports Group LLC	(5.00)%	Quarterly	BZWS	12/20/25	11,000		4,711	5,385	(674)
Diamond Sports Group LLC	(5.00)%	Quarterly	BZWS	12/20/25	14,000		5,996	6,861	(865)
Diamond Sports Group LLC	(5.00)%	Quarterly	GSCO	6/20/25	11,000		4,496	5,662	(1,166)
Diamond Sports Group LLC	(5.00)%	Quarterly	GSCO	12/20/25	1,000		428	431	(3)
Diamond Sports Group LLC	(5.00)%	Quarterly	GSCO	12/20/25	6,000		2,570	2,587	(17)
Diamond Sports Group LLC	(5.00)%	Quarterly	GSCO	12/20/25	6,000		2,570	2,588	(18)
Diamond Sports Group LLC	(5.00)%	Quarterly	GSCO	12/20/25	10,000		4,283	3,583	700
Diamond Sports Group LLC	(5.00)%	Quarterly	GSCO	12/20/25	12,000		5,139	4,951	188
Dow Inc.	(1.00)%	Quarterly	GSCO	6/20/25	66,000		(1,271)	(415)	(856)
Dow Inc.	(1.00)%	Quarterly	GSCO	6/20/25	66,000		(1,271)	(387)	(884)
Dow Inc.	(1.00)%	Quarterly	GSCO	6/20/25	66,000		(1,271)	(276)	(995)
Dow Inc.	(1.00)%	Quarterly	JPHQ	6/20/25	33,000		(635)	(138)	(497)
GE Capital Funding LLC	(1.00)%	Quarterly	GSCO	12/20/25	48,000		(285)	1,614	(1,899)
GE Capital Funding LLC	(1.00)%	Quarterly	GSCO	12/20/25	72,000		(427)	2,731	(3,158)
GE Capital Funding LLC	(1.00)%	Quarterly	JPHQ	12/20/25	48,000		(285)	1,509	(1,794)
GE Capital Funding LLC	(1.00)%	Quarterly	JPHQ	12/20/25	72,000		(427)	2,824	(3,251)
Government of Brazil	(1.00)%	Quarterly	BZWS	6/20/25	182,000		5,905	18,263	(12,358)
Government of Italy	(1.00)%	Quarterly	BOFA	6/20/24	233,000		(3,844)	1,616	(5,460)
Government of Italy	(1.00)%	Quarterly	BOFA	6/20/24	140,000		(2,310)	2,179	(4,489)
Itochu Corp.	(1.00)%	Quarterly	GSCO	6/20/22	12,107,000	JPY	(1,606)	(927)	(679)
JFE Holdings Inc.	(1.00)%	Quarterly	GSCO	6/20/22	5,348,000	JPY	(667)	(422)	(245)
Kimco Realty Corp.	(1.00)%	Quarterly	JPHQ	6/20/24	121,000		(2,264)	183	(2,447)
Kimco Realty Corp.	(1.00)%	Quarterly	JPHQ	6/20/25	36,000		(579)	512	(1,091)
Kohl’s Corp.	(1.00)%	Quarterly	CITI	12/20/25	207,000		4,393	18,269	(13,876)
Kohl’s Corp.	(1.00)%	Quarterly	GSCO	12/20/25	154,000		3,268	13,408	(10,140)
Kohl’s Corp.	(1.00)%	Quarterly	MSCO	12/20/25	221,000		4,690	19,504	(14,814)
Lloyds Bank PLC	(1.00)%	Quarterly	GSCO	6/20/24	127,000	EUR	(4,235)	653	(4,888)
Lloyds Bank PLC	(1.00)%	Quarterly	JPHQ	12/20/24	121,000	EUR	(1,983)	2,730	(4,713)
Marubeni Corp.	(1.00)%	Quarterly	CITI	6/20/25	3,711,000	JPY	(1,094)	941	(2,035)
Marubeni Corp.	(1.00)%	Quarterly	GSCO	6/20/22	18,860,000	JPY	(2,373)	(1,194)	(1,179)
MBIA Inc.	(5.00)%	Quarterly	BZWS	6/20/22	23,000		(540)	(354)	(186)
MBIA Inc.	(5.00)%	Quarterly	CITI	6/20/22	36,000		(845)	(1,540)	695
MBIA Inc.	(5.00)%	Quarterly	GSCO	6/20/22	21,000		(493)	(710)	217
MBIA Inc.	(5.00)%	Quarterly	JPHQ	6/20/21	269,000		(4,471)	(2,602)	(1,869)
MBIA Inc.	(5.00)%	Quarterly	JPHQ	12/20/24	97,000		(758)	(10,413)	9,655
Mitsui O.S.K. Lines Ltd.	(1.00)%	Quarterly	JPHQ	6/20/22	3,878,000	JPY	(430)	(77)	(353)
Mitsui O.S.K. Lines Ltd.	(1.00)%	Quarterly	JPHQ	6/20/22	3,618,000	JPY	(401)	(71)	(330)
NRG Energy Inc.	(5.00)%	Quarterly	CITI	12/20/25	19,000		(2,569)	(2,905)	336
NRG Energy Inc.	(5.00)%	Quarterly	GSCO	12/20/25	19,000		(2,569)	(2,876)	307
NRG Energy Inc.	(5.00)%	Quarterly	MSCO	12/20/25	38,000		(5,137)	(6,101)	964
NRG Energy Inc.	(5.00)%	Quarterly	MSCO	12/20/25	19,000		(2,569)	(3,120)	551
Simon Property Group LP	(1.00)%	Quarterly	JPHQ	12/20/25	434,000		(5,914)	8,873	(14,787)
Simon Property Group LP	(1.00)%	Quarterly	MSCO	12/20/25	340,000		(4,633)	6,951	(11,584)
Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/24	6,394,000	JPY	424	1,631	(1,207)

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Credit Default Swap Contracts (continued)

Description	Annual Payment Rate Received (Paid)	Payment Frequency	Counterparty	Maturity Date	Notional Amount[a]		Value	Unamortized Upfront Payments (Receipts)	Unrealized Appreciation (Depreciation)	Rating[b]

OTC Swap Contracts (continued)

Contracts to Buy Protection[c] (continued)

Single Name (continued)

Softbank Group Corp.	(1.00)%	Quarterly	BZWS	6/20/24	9,987,000	JPY	$662	$2,077	$(1,415)
Stena AB	(5.00)%	Quarterly	GSCO	6/20/24	100,000	EUR	5,827	5,829	(2)
Transocean Inc.	(5.00)%	Quarterly	BZWS	12/20/25	25,000		9,955	20,025	(10,070)
Transocean Inc.	(5.00)%	Quarterly	FBCO	12/20/24	121,000		43,756	59,341	(15,585)
Transocean Inc.	(5.00)%	Quarterly	GSCO	12/20/24	71,000		25,675	4,624	21,051
Transocean Inc.	(5.00)%	Quarterly	GSCO	12/20/24	48,000		17,358	5,524	11,834
Transocean Inc.	(5.00)%	Quarterly	GSCO	12/20/25	455,000		181,184	342,285	(161,101)
Transocean Inc.	(5.00)%	Quarterly	JPHQ	12/20/24	4,000		1,447	510	937
Transocean Inc.	(5.00)%	Quarterly	JPHQ	12/20/24	138,000		49,904	17,617	32,287
Transocean Inc.	(5.00)%	Quarterly	JPHQ	12/20/24	100,000		36,162	46,400	(10,238)
Transocean Inc.	(5.00)%	Quarterly	JPHQ	6/20/25	155,000		59,001	93,557	(34,556)
Transocean Inc.	(5.00)%	Quarterly	MSCO	12/20/24	20,000		7,232	2,405	4,827
US Steel Corp.	(5.00)%	Quarterly	JPHQ	6/20/25	23,000		(820)	4,542	(5,362)
US Steel Corp.	(5.00)%	Quarterly	JPHQ	6/20/25	25,000		(891)	5,467	(6,358)

Contracts to Sell Protection[c,d]

Single Name

Transocean Inc.	1.00%	Quarterly	BZWS	12/20/24	74,000		(35,817)	(48,409)	12,592	CCC-
Transocean Inc.	1.00%	Quarterly	BZWS	12/20/24	65,000		(31,461)	(43,432)	11,971	CCC-
Transocean Inc.	1.00%	Quarterly	BZWS	12/20/24	33,000		(15,972)	(22,673)	6,701	CCC-
Transocean Inc.	1.00%	Quarterly	JPHQ	6/20/25	155,000		(79,253)	(114,565)	35,312	CCC-
Transocean Inc.	1.00%	Quarterly	MSCO	12/20/24	111,000		(53,726)	(77,047)	23,321	CCC-
Transocean Inc.	1.00%	Quarterly	MSCO	12/20/24	74,000		(35,817)	(51,365)	15,548	CCC-
Transocean Inc.	1.00%	Quarterly	MSCO	12/20/24	37,000		(17,909)	(24,174)	6,265	CCC-
Transocean Inc.	1.00%	Quarterly	MSCS	12/20/24	482,000		(233,295)	(340,995)	107,700	CCC-
Total OTC Swap Contracts							$(57,842)	$76,169	$(134,011)
Total Credit Default Swap Contracts							$(634,460)	$(257,669)	$(376,791)

[a]

In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

[b]	Based on Standard and Poor’s (S&P) Rating for single name swaps.
[c]	Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps and failure to pay or bankruptcy of the underlying securities for traded index swaps.
[d]	The Fund enters contracts to sell protection to create a long credit position.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

At February 28, 2021, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

Description	Payment Frequency	Maturity Date	Notional Amount*		Value/Unrealized Appreciation (Depreciation)
Centrally Cleared Swap Contracts
Receive Floating rate 3 Month USD-LIBOR
Pay Fixed rate 1.75%	Quarterly	9/18/21	1,500,000		$(10,805)
Receive Floating rate 3 Month USD-LIBOR
Pay Fixed rate 1.75%	Quarterly	3/18/22	1,100,000		(16,522)
Receive Fixed 4.40%
Pay Floating Banxico Mexico 1 Month rate	Monthly	3/15/23	8,343,421	MXN	(1,201)
Receive Fixed 4.91%
Pay Floating Banxico Mexico 1 Month rate	Monthly	3/11/26	8,405,513	MXN	(8,920)
Receive Fixed 2.84%
Pay Floating CFETS China Fixing Repo 7 Day rate	Quarterly	3/17/26	2,700,067	CNY	(1,946)
Receive Floating rate 3 Month USD-LIBOR
Pay Fixed rate 2.25%	Quarterly	6/20/28	1,100,000		(153,802)
Receive Fixed 5.58%
Pay Floating Banxico Mexico 1 Month rate	Monthly	3/05/31	8,588,262	MXN	(21,162)
Receive Floating rate 6 Month-SOFR
Pay Fixed rate 0.98%	Semi-Annually	3/17/31	205,158	SGD	8,711
Receive Floating rate 6 Month-SOFR
Pay Fixed rate 1.13%	Semi-Annually	3/17/31	21,088	SGD	667
Receive Floating rate 6 Month-WIBOR
Pay Fixed rate 1.16%	Semi-Annually	3/17/31	506,907	PLN	7,427
Receive Floating rate 6 Month-WIBOR
Pay Fixed rate 1.18%	Semi-Annually	3/17/31	506,032	PLN	7,256
Receive Floating rate 6 Month-WIBOR
Pay Fixed rate 1.21%	Semi-Annually	3/17/31	506,177	PLN	6,814
Receive Floating rate 6 Month-WIBOR
Pay Fixed rate 1.23%	Semi-Annually	3/17/31	14,933	PLN	195
Receive Floating rate 6 Month-WIBOR
Pay Fixed rate 1.29%	Semi-Annually	3/17/31	1,027,986	PLN	11,706
Receive Floating rate 6 Month-WIBOR
Pay Fixed rate 1.53%	Semi-Annually	3/17/31	542,168	PLN	3,008
Total Interest Rate Swap Contracts					$(168,574)

* In U.S. dollars unless otherwise indicated.

At February 28, 2021, the Fund had the following total return swap contracts outstanding. See Note 3.

Total Return Swap Contracts

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value	Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts

Equity Contracts - Long[a]
Advanced Emissions Solutions Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	11/01/21	$ 167	$ 61
Advanced Emissions Solutions Inc.	1-Month LIBOR + 0.50%	Monthly	GSCO	11/02/21	1,600	517
Advanced Emissions Solutions Inc.	1-Month LIBOR + 0.50%	Monthly	GSCO	11/03/21	941	265
Advanced Emissions Solutions Inc.	1-Month LIBOR + 0.50%	Monthly	GSCO	11/04/21	479	124

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Total Return Swap Contracts (continued)

Underlying Instrument	Financing Rate	Payment Frequency	Counter- party	Maturity Date	Notional Value	Value/Unrealized Appreciation (Depreciation)

OTC Swap Contracts (continued)

Equity Contracts - Long[a] (continued)
Advanced Emissions Solutions Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	11/08/21	$313	$ 80
Advanced Emissions Solutions Inc.	1-Month LIBOR + 0.50%	Monthly	GSCO	11/09/21	18	5
Advanced Emissions Solutions Inc.	1-Month LIBOR + 0.50%	Monthly	GSCO	11/10/21	9	2
Advanced Emissions Solutions Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	11/24/21	345	14
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	3/04/21	7,036	2,071
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	3/05/21	15,291	4,518
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	3/10/21	8,467	2,451
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	3/11/21	27,315	8,046
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	3/11/21	13,131	3,763
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	3/12/21	14,066	3,937
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	3/12/21	33,991	9,576
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/07/21	9,101	16
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/12/21	1,205	(47)
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/14/21	2,734	(183)
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/14/21	536	(35)
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/14/21	3,749	(247)
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/19/21	2,135	(80)
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/20/21	19,742	(777)
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/21/21	5,095	(144)
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/25/21	1,418	(47)
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/26/21	522	(19)
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/27/21	2,234	(127)
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	10/28/21	2,680	(99)
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	GSCO	11/03/21	28,490	147
Clearway Energy Inc.	1-Month LIBOR + 0.35%	Monthly	JPHQ	1/20/22	73,370	(12,507)
Clearway Energy Inc.	1-Month LIBOR + 0.40%	Monthly	BZWS	5/16/22	7,966	(1,084)
Energy Transfer Operating LP	1-Month LIBOR + 0.90%	Monthly	GSCO	11/05/21	34,965	14,151
Energy Transfer Operating LP	1-Month LIBOR + 0.40%	Monthly	BOFA	11/09/21	35,197	3,137
Energy Transfer Operating LP	1-Month LIBOR + 0.65%	Monthly	GSCO	1/20/22	51,860	4,622
Enterprise Products Partners LP	1-Month LIBOR + 0.90%	Monthly	GSCO	11/16/21	40,564	7,475

						49,582

Equity Contracts - Short[b]
Carnival Corp.	1-Month LIBOR - 0.40%	Monthly	MSCO	11/08/22	76,666	(22,677)

Interest Rate Contracts - Long[a]
Government of Egypt	1-Day FEDEF	Monthly	CITI	7/13/21	82,753	821
Government of Indonesia	3-Month LIBOR + 1.00%	Monthly	BOFA	5/18/21	384,829	31,280
Government of Indonesia	3-Month LIBOR + 0.70%	Monthly	BOFA	2/17/22	114,441	(5,419)
Government of Indonesia	3-Month LIBOR + 0.60%	Monthly	DBAB	6/15/32	103,643	6,666

						33,348

Total - Total Return Swap Contracts						$60,253

a The Fund receives the total return on the underlying instrument and pays a variable financing rate.

b The Fund receives the variable financing rate and pays the total return on the underlying instrument.

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin K2 Long Short Credit Fund (continued)

Abbreviations

Counterparty		Currency		Selected Portfolio
BNPP	BNP Paribas	CNY	Chinese Yuan	ARM	Adjustable Rate Mortgage

BOFA	Bank of America Corp.	EGP	Egyptian Pound	CFETS	China Foreign Exchange Trade System

BZWS	Barclays Bank PLC	EUR	Euro	CLO	Collateralized Loan Obligation

CITI	Citigroup, Inc.	JPY	Japanese Yen	CMT	Constant Maturity Treasury Index

DBAB	Deutsche Bank, AG	MXN	Mexican Peso	DIP	Debtor-In-Possession

FBCO	Credit Suisse Group AG	PLN	Polish Zloty	DR	Discount Rate

GSCO	The Goldman Sachs Group, Inc.	RUB	Russian Ruble	ETF	Exchange Traded Fund

JPHQ	JP Morgan Chase Bank & Co.	SGD	Singapore Dollar	EURIBOR	Euro Interbank Offered Rate

MSCO	Morgan Stanley & Co. LLC	USD	United States Dollar	FEDEF	Federal Funds Effective Rate

MSCS	Morgan Stanley Capital Services LLC	ZAR	South African Rand	FHLMC	Federal Home Loan Mortgage Corp.

				FNMA	Federal National Mortgage Association

Index				FRN	Floating Rate Note
CDX.NA.HY	CDX North America High Yield Index			GO	General Obligation

				LIBOR	London InterBank Offered Rate

				REIT	Real Estate Investment Trust

				SFR	Single Family Revenue

				SOFR	Secured Overnight Financing Rate

				SPDR	Standard & Poor’s Depositary Receipt

				WIBOR	Warsaw Interbank Offered Rate

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

Notes to (Consolidated) Statements of Investments (unaudited)

1. Organization

Franklin Alternative Strategies Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of two separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. Financial Instrument Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds’ portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At February 28, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. Derivative Financial Instruments

Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.

Certain or all Funds entered into exchange traded futures contracts primarily to manage and/or gain exposure to commodity price, interest rate, certain foreign currencies and equity price risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

Certain or all Funds entered into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the Fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed in a multilateral trade facility platform, such as a registered exchange (centrally cleared credit default swaps). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, a basket of issuers or indices, or a tranche of a credit index or basket of issuers or indices. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. Upfront payments and receipts represent compensating factors between stated terms of the credit default swap agreement and prevailing market conditions (credit spreads and other relevant factors). These upfront payments and receipts are amortized over the term of the contract as a realized gain or loss.

Certain or all Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (OTC interest rate swaps) or may be executed on a registered exchange (centrally cleared interest rate swaps). For centrally cleared interest rate swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Certain or all Funds entered into OTC total return swap contracts primarily to manage and/or gain exposure to interest rate, equity price and commodity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

Certain or all Funds purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to interest rate, equity price and foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

The following Funds have invested in derivatives during the period.

Franklin K2 Alternative Strategies Fund – Futures, forwards, swaps and options

Franklin K2 Long Short Credit Fund – Futures, forwards, swaps and options

4. Novel Coronavirus Pandemic

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.

5. Restricted Securities

The Funds invest in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Funds may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At February 28, 2021, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:

Shares	Issuer	Acquisition Date	Cost	Value

Franklin K2 Long Short Credit Fund
923	Acosta Inc.	12/31/19	$8,144	$6,120
861	Acosta Inc., cvt. pfd.	12/31/19	50,262	43,412

Total Restricted Securities (Value is 0.05% of Net Assets)			$58,406	$49,532

6. Unfunded Loan Commitments

Certain or all Funds entered into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the (Consolidated) Statements of Investments.

At February 28, 2021, unfunded commitments were as follows:

Borrower	Unfunded Commitment

Franklin K2 Alternative Strategies Fund
Douglas Holding AG, Term Loan B1	$296,678
Douglas Holding AG, Term Loan B1	111,124
Douglas Holding AG, Term Loan B1	296,473
Douglas Holding AG, Term Loan B1	183,397
Douglas Holding AG, Term Loan B1	39,737
Douglas Holding AG, Term Loan B1	160,659
Douglas Holding AG, Term Loan B4	124,782
Intelsat Jackson Holdings SA, Term Loan B4	467,032
Intelsat Jackson Holdings SA, Term Loan DIP	45,851
Lecta, Senior Term Loan	63,785
McCarthy & Stone, Term Loan B	170,938
Riverbed Technology Inc., Term Loan B	974,634

$2,935,090

Franklin K2 Long Short Credit Fund
Douglas Holding AG, Term Loan B1	$8,247
Groupe Casino, Term Loan B	28,547
Intelsat Jackson Holdings SA, Term Loan B4	3,965
Intelsat Jackson Holdings SA, Term Loan DIP	348,722
Lecta, Senior Term Loan	44,205
McCarthy & Stone, Term Loan B	50,969
Riverbed Technology Inc., Term Loan B	25,283

$509,938

7. Investments in Affiliated Management Investment Companies

Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended February 28, 2021, investments in affiliated management investment companies were as follows:

	Value at Beginning of Period	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Period	Number of Shares Held at End of Period	Income from Securities Loaned

Franklin K2 Alternative Strategies Fund

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market Portfolio, 0.00%	$1,731,000	$51,259,000	$(50,051,000)	$ -	$ -	$2,939,000	2,939,000	$ -

8. Investments in K2 Holdings Investment Corp. (K2 Subsidiary)

Certain or all Funds invest in certain financial instruments and commodity-linked derivative investments through its investments in the K2 Subsidiary. The K2 Subsidiary is a Cayman Islands exempted company with limited liability, is a wholly-owned subsidiary of the Fund, and is able to invest in certain financial instruments and commodity-linked derivative investments consistent with the investment objective of the Fund. At February 28, 2021, the K2 Subsidiary’s investments, as well as any other assets and liabilities of the K2 Subsidiary, are reflected in the Fund’s Consolidated Statements of Investments. At February 28, 2021, the Fund’s investments in the K2 Subsidiary were as follows:

Fund Name	Subsidiary Name[a]	Consolidated Net Assets	Subsidiary Net Assets	% of Consolidated Net Assets

Franklin K2 Alternative Strategies Fund	K2 Holdings Investment Corp.	$1,262,817,143	$21,896,004	1.7%

a The Fund’s investments in the K2 Subsidiary is limited to 25% of consolidated assets.

9. Fair Value Measurements

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

●	Level 1 – quoted prices in active markets for identical financial instruments

●	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of February 28, 2021, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2		Level 3		Total
Franklin K2 Alternative Strategies Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$447,010,565	$59,563,144		$68,903	[c]	$506,642,612
Convertible Bonds	–	204,990,965		–		204,990,965
Corporate Bonds and Notes	–	115,363,387		56,354		115,419,741
Corporate Bonds and Notes in Reorganization	–	6,682,420		–		6,682,420
Senior Floating Rate Interests	–	4,875,027		–		4,875,027
Credit-Linked Notes	–	4,843,045		2,869,577		7,712,622
Foreign Government and Agency Securities	–	42,877,916		119,361		42,997,277
Foreign Government and Agency Securities in Reorganization	–	865,967		–		865,967
U.S. Government and Agency Securities	–	12,697		–		12,697
Asset-Backed Securities and Commercial Mortgage-Backed Securities	–	96,128,078		29,372		96,157,450
Municipal Bonds in Reorganization	–	7,912,944		–		7,912,944
Options Purchased	950,569	–		–		950,569
Short Term Investments	214,391,846	32,841,473		–		247,233,319

Total Investments in Securities	$662,352,980	$576,957,063	[d]	$3,143,567		$1,242,453,610

Other Financial Instruments:
Futures Contracts	$2,795,865	$–		$–		$2,795,865
Forward Exchange Contracts	–	2,988,455		–		2,988,455
Swap Contracts	–	6,124,825		–		6,124,825
Unfunded Loan Commitments	–	148,702		8,256		156,958

Total Other Financial Instruments	$2,795,865	$9,261,982		$8,256		$12,066,103

Liabilities:
Other Financial Instruments:

Options Written	$626,609	$–		$–		$626,609
Securities Sold Short[a]	236,247,946	25,113,143	[e]	–		261,361,089
Futures Contracts	2,836,712	–		–		2,836,712
Forward Exchange Contracts	–	2,898,267		–		2,898,267
Swap Contracts	–	5,585,291		–		5,585,291

Total Other Financial Instruments	$239,711,267	$33,596,701		$–		$273,307,968

	Level 1	Level 2		Level 3		Total
Franklin K2 Long Short Credit Fund
Assets:
Investments in Securities:[a]
Equity Investments[b]	$2,935,427	$415,051		$49,532	[c]	$3,400,010
Convertible Bonds	–	784,079		–		784,079
Corporate Bonds and Notes	–	26,290,881		–		26,290,881
Corporate Bonds and Notes in Reorganization	–	598,792		–		598,792
Senior Floating Rate Interests	–	3,139,341		–		3,139,341
Credit-Linked Notes	–	640,655		473,418		1,114,073
Foreign Government and Agency Securities	–	4,537,694		–		4,537,694
Asset-Backed Securities and Commercial Mortgage-Backed Securities	–	36,080,252		–		36,080,252
Municipal Bonds in Reorganization	–	1,525,519		–		1,525,519
Options Purchased	124,174	–		–		124,174
Short Term Investments	19,455,085	2,854,570		–		22,309,655

Total Investments in Securities	$22,514,686	$76,866,834	[f]	$522,950		$99,904,470

Other Financial Instruments:
Futures Contracts	$4,144	$–		$–		$4,144
Forward Exchange Contracts	–	51,208		–		51,208
Swap Contracts	–	544,569		–		544,569
Unfunded Loan Commitments	–	14,527		2,748		17,275

Total Other Financial Instruments	$4,144	$610,304		$2,748		$617,196

Liabilities:
Other Financial Instruments:
Options Written	$43,424	$–		$–		$43,424
Securities Sold Short[a]	603,471	5,969,809		–		6,573,280
Futures Contracts	15,554	–		–		15,554
Forward Exchange Contracts	–	43,485		–		43,485
Swap Contracts	–	1,029,681		–		1,029,681

Total Other Financial Instruments	$662,449	$7,042,975		$–		$7,705,424

[a]	For detailed categories, see the accompanying (Consolidated) Statements of Investments.
[b]	Includes common, preferred and convertible preferred stocks as well as other equity interests.
[c]	Includes securities determined to have no value at February 28, 2021.
[d]

Includes foreign securities valued at $59,563,144, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.

[e]

Includes foreign securities valued at $7,458,191, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.

[f]

Includes foreign securities valued at $415,051, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial Instrument Valuation note for more information.

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At February 28, 2021, the reconciliation is as follows:

	Balance at Beginning of Period		Purchases	Sales	Transfer Into (Out of) Level 3		Cost Basis Adjustments	Net Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Balance at End of Period		Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End

Franklin K2 Long Short Credit Fund

Assets:
Investments in Securities:

Equity Investments[a]	$592,344	[b]	$10,274	$(496,992)	$-		$-	$(74,893)	$18,799	$49,532	[b]	$(56,094)
Asset-Backed Securities and Commercial Mortgage-Backed Securities	462,124		-	(10,995)	(487,123)	[c]	-	5,326	30,668	-		-

Short Term Investments	-		446,402	-	-		-	-	27,016	473,418		27,016
Unfunded Loan Commitments	-		-	-	2,748	[d]	-	-	-	2,748		-
Total Investments in Securities	$1,054,468		$456,676	$(507,987)	$(484,375)		$-	$(69,567)	$76,483	$525,698		$(29,078)

[a]	Includes common and convertible preferred stocks.
[b]	Includes securities determined to have no value at February 28, 2021.
[c]	The investment was transferred out of Level 3 as a result of the availability of other significant observable valuation inputs.
[d]	The investment was transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities and other significant observable valuation inputs.

10. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the (Consolidated) Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.